UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	2/29/2008

Date of reporting period:	11/30/2007

Item 1.             Schedule of Investments

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Convertible Securities Fund

	Par ($)	Value ($)*
Convertible Bonds – 73.0%
BASIC MATERIALS – 0.6%
Forest Products & Paper – 0.5%
Rayonier TRS Holdings, Inc.
3.750% 10/15/12(a)	4,500,000	4,680,000
Forest Products & Paper Total		4,680,000
Metals & Mining – 0.1%
USEC, Inc.
3.000% 10/01/14	1,217,000	1,139,416
Metals & Mining Total		1,139,416
BASIC MATERIALS TOTAL		5,819,416
COMMUNICATIONS – 0.3%
Advertising – 0.3%
Omnicom Group, Inc.
(b) 07/31/32	2,922,000	2,987,745
Advertising Total		2,987,745
COMMUNICATIONS TOTAL		2,987,745
CONSUMER CYCLICAL – 0.1%
Lodging – 0.1%
Morgans Hotel Group Co.
2.375% 10/15/14(a)	1,000,000	926,250
Lodging Total		926,250
CONSUMER CYCLICAL TOTAL		926,250
CONSUMER DISCRETIONARY – 5.8%
Automobiles – 0.6%
Ford Motor Co.
4.250% 12/15/36	5,359,000	5,727,431
Automobiles Total		5,727,431
Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.
(c)1.132% 04/29/33 (0.000% 04/29/08)	5,792,000	3,873,400
International Game Technology
2.600% 12/15/36(a)	1,648,000	1,670,660
2.600% 12/15/36	2,002,000	2,029,528
Scientific Games Corp.
(c)0.750% 12/01/24 (0.500% 06/01/10)(a)	7,158,000	8,759,602
(c)0.750% 12/01/24 (0.500% 06/01/10)	800,000	979,000
Hotels, Restaurants & Leisure Total		17,312,190

1

	Par ($)	Value ($)*
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – 2.4%
Lions Gate Entertainment Corp.
2.938% 10/15/24(a)	3,856,000	3,904,200
2.938% 10/15/24	1,630,000	1,650,375
(c)3.625% 03/15/25 (3.125% 03/15/12)	2,905,000	2,817,850
Sirius Satellite Radio, Inc.
2.500% 02/15/09	3,760,000	4,220,600
Walt Disney Co.
2.125% 04/15/23	8,055,000	9,394,144
Media Total		21,987,169
Specialty Retail – 1.0%
United Auto Group, Inc.
3.500% 04/01/26(a)	8,025,000	8,466,375
3.500% 04/01/26	700,000	738,500
Specialty Retail Total		9,204,875
CONSUMER DISCRETIONARY TOTAL		54,231,665
CONSUMER STAPLES – 1.3%
Agriculture – 0.9%
Archer-Daniels-Midland Co.
0.875% 02/15/14(a)	8,000,000	8,440,000
Agriculture Total		8,440,000
Household Products – 0.4%
Church & Dwight
5.250% 08/15/33(a)	1,738,000	3,178,368
Household Products Total		3,178,368
CONSUMER STAPLES TOTAL		11,618,368
ENERGY – 5.1%
Energy Equipment & Services – 1.3%
Nabors Industries, Inc.
0.940% 05/15/11	4,870,000	4,644,762
Pride International, Inc.
3.250% 05/01/33(a)	1,560,000	2,074,800
3.250% 05/01/33	3,830,000	5,093,900
Energy Equipment & Services Total		11,813,462
Oil & Gas Services – 1.8%
Global Industries Ltd.
2.750% 08/01/27(a)	5,000,000	4,587,500
Hanover Compressor Co.
4.750% 03/15/08	4,750,000	4,690,625

2

	Par ($)	Value ($)*
Convertible Bonds – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
Hornbeck Offshore Services, Inc.
(c)1.625% 11/15/26 (1.375% 11/15/13)	880,000	962,280
(c)1.625% 11/15/26 (1.375% 11/15/13)(a)	6,000,000	6,561,000
Oil & Gas Services Total		16,801,405
Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc.
2.250% 08/01/12(a)	1,987,000	2,180,732
2.250% 08/01/12	964,000	1,057,990
Chesapeake Energy Corp.
2.750% 11/15/35(a)	3,231,000	3,735,844
2.750% 11/15/35	10,115,000	11,695,469
Oil, Gas & Consumable Fuels Total		18,670,035
ENERGY TOTAL		47,284,902
FINANCIALS – 5.7%
Commercial Banks – 1.6%
Boston Private Financial Holdings, Inc.
3.000% 07/15/27(a)	2,000,000	2,024,600
Wells Fargo & Co.
4.661% 05/01/33(d)	13,183,000	13,176,409
Commercial Banks Total		15,201,009
Diversified Financial Services – 0.5%
Merrill Lynch & Co., Inc.
(b) 03/13/32	4,345,000	4,756,906
Diversified Financial Services Total		4,756,906
Insurance – 0.6%
American Equity Investment Life Insurance Co.
5.250% 12/06/24(a)	3,488,000	3,374,640
Prudential Financial, Inc.
3.304% 12/12/36(d)	1,950,000	1,949,805
Insurance Total		5,324,445
Real Estate Investment Trusts (REITs) – 3.0%
Boston Properties, Inc.
3.750% 05/15/36	3,893,000	4,277,434
Digital Realty Trust LP
4.125% 08/15/26(a)	2,730,000	3,398,577
General Growth Properties, Inc.
3.980% 04/15/27(a)	2,000,000	1,717,500
Host Hotels & Resorts, Inc.
2.625% 04/15/27(a)	4,000,000	3,520,000

3

	Par ($)	Value ($)*
Convertible Bonds – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Prologis
1.875% 11/15/37	2,730,000	2,569,612
2.250% 04/01/37(a)	6,000,000	6,000,000
Vornado Realty Trust
3.625% 11/15/26	6,740,000	6,335,600
Real Estate Investment Trusts (REITs) Total		27,818,723
FINANCIALS TOTAL		53,101,083
HEALTH CARE – 20.0%
Biotechnology – 5.0%
Amgen, Inc.
0.125% 02/01/11(a)	2,982,000	2,814,263
0.375% 02/01/13(a)	3,030,000	2,821,688
0.375% 02/01/13	2,864,000	2,667,100
BioMarin Pharmaceuticals, Inc.
1.875% 04/23/17	1,953,000	2,931,941
Genzyme Corp.
1.250% 12/01/23	4,800,000	5,502,000
Integra LifeSciences Holdings Corp.
2.750% 06/01/10(a)	3,000,000	2,820,000
Invitrogen Corp.
3.250% 06/15/25	4,886,000	5,808,232
Isis Pharmaceuticals, Inc.
2.625% 02/15/27(a)	2,000,000	2,800,000
Millipore Corp.
3.750% 06/01/26	7,375,000	8,379,844
OSI Pharmaceuticals, Inc.
3.250% 09/08/23	980,000	1,054,725
PDL BioPharma, Inc.
2.000% 02/15/12	5,572,000	5,453,595
2.000% 02/15/12(a)	3,210,000	3,141,787
Biotechnology Total		46,195,175
Health Care Equipment & Supplies – 6.4%
Advanced Medical Optics, Inc.
2.500% 07/15/24(a)	5,200,000	4,738,500
Beckman Coulter, Inc.
2.500% 12/15/36	3,835,000	4,391,075
2.500% 12/15/36(a)	220,000	251,900

4

	Par ($)	Value ($)*
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Edwards Lifesciences Corp.
3.875% 05/15/33	7,955,000	8,143,931
Fisher Scientific International, Inc.
3.250% 03/01/24	12,077,000	18,719,350
Inverness Medical Innovations, Inc.
3.000% 05/15/16(a)	7,000,000	9,651,250
Medtronic, Inc.
1.500% 04/15/11	3,810,000	4,105,275
1.500% 04/15/11(a)	5,975,000	6,438,062
SonoSite, Inc.
3.750% 07/15/14	480,000	537,600
St. Jude Medical, Inc.
1.220% 12/15/08	1,925,000	1,932,219
Health Care Equipment & Supplies Total		58,909,162
Health Care Providers & Services – 2.5%
Chemed Corp.
1.875% 05/15/14(a)	2,250,000	2,047,500
Emdeon Corp.
3.125% 09/01/25	1,925,000	2,026,063
Henry Schein, Inc.
3.000% 08/15/34(a)	3,980,000	5,512,300
LifePoint Hospitals, Inc.
3.500% 05/15/14	5,388,000	4,903,080
Lincare Holdings, Inc.
3.000% 06/15/33(a)	5,180,000	5,121,725
Manor Care, Inc.
2.000% 06/01/36(a)	2,990,000	3,976,700
Health Care Providers & Services Total		23,587,368
Life Sciences Tool & Services – 0.3%
Stewart Enterprises, Inc.
3.125% 07/15/14(a)	3,000,000	2,986,845
Life Sciences Tool & Services Total		2,986,845
Pharmaceuticals – 5.8%
Allergan, Inc.
1.500% 04/01/26(a)	9,100,000	10,999,625
1.500% 04/01/26	2,035,000	2,459,806
Amylin Pharmaceuticals, Inc.
3.000% 06/15/14(a)	8,000,000	7,630,000
3.000% 06/15/14	4,650,000	4,434,938
Bristol-Myers Squibb Co.
5.194% 09/15/23(d)	6,829,000	6,767,539

5

	Par ($)	Value ($)*
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Gilead Sciences, Inc.
0.500% 05/01/11	3,860,000	5,090,375
Teva Pharmaceutical Finance Co., BV
1.750% 02/01/26	1,935,000	2,101,894
Teva Pharmaceutical Finance LLC
0.250% 02/01/26	3,909,000	3,996,953
Wyeth
4.886% 01/15/24(a)(d)	3,138,000	3,336,227
4.886% 01/15/24(d)	6,142,000	6,529,990
Pharmaceuticals Total		53,347,347
HEALTH CARE TOTAL		185,025,897
INDUSTRIALS – 11.0%
Aerospace & Defense – 5.1%
Ceradyne, Inc.
2.875% 12/15/35	2,920,000	3,175,500
DRS Technologies, Inc.
2.000% 02/01/26(a)	7,450,000	8,483,687
L-3 Communications Corp.
3.000% 08/01/35	11,130,000	13,815,112
3.000% 08/01/35(a)	796,000	988,035
Lockheed Martin Corp.
4.619% 08/15/33(d)	12,520,000	19,300,832
Orbital Sciences Corp.
2.438% 01/15/27	1,187,000	1,439,238
Aerospace & Defense Total		47,202,404
Airlines – 0.5%
UAL Corp.
5.000% 02/01/21	3,705,000	4,172,756
Airlines Total		4,172,756
Commercial Services & Supplies – 0.4%
Waste Connections, Inc.
3.750% 04/01/26	2,918,000	3,308,283
Commercial Services & Supplies Total		3,308,283
Electrical Components & Equipment – 0.9%
General Cable Corp.
1.000% 10/15/12(a)	7,500,000	8,465,625
Electrical Components & Equipment Total		8,465,625

6

	Par ($)	Value ($)*
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.9%
Roper Industries, Inc.
(c)1.481% 01/15/34 (0.000% 01/15/09)	10,590,000	8,405,812
Electrical Equipment Total		8,405,812
Environmental Control – 1.1%
Covanta Holding Corp.
1.000% 02/01/27	9,535,000	10,452,744
Environmental Control Total		10,452,744
Machinery – 1.5%
Barnes Group, Inc.
3.750% 08/01/25	3,637,000	5,782,830
Trinity Industries, Inc.
3.875% 06/01/36	9,644,000	8,402,335
Machinery Total		14,185,165
Trading Companies & Distributors – 0.6%
WESCO International, Inc.
1.750% 11/15/26(a)	2,000,000	1,680,000
1.750% 11/15/26	830,000	697,200
2.625% 10/15/25	2,900,000	3,382,125
Trading Companies & Distributors Total		5,759,325
INDUSTRIALS TOTAL		101,952,114
INFORMATION TECHNOLOGY – 20.2%
Communications Equipment – 3.4%
Arris Group, Inc.
2.000% 11/15/26	2,435,000	2,341,813
Liberty Media Corp.
0.750% 03/30/23	14,568,000	15,460,290
3.500% 01/15/31(a)	2,023,755	1,821,379
3.500% 01/15/31	7,218,754	6,496,878
Lucent Technologies, Inc.
2.875% 06/15/23	5,792,000	5,386,560
Communications Equipment Total		31,506,920
Computers & Peripherals – 3.0%
Cadence Design Systems, Inc.
1.375% 12/15/11	8,758,000	8,867,475
EMC Corp.
1.750% 12/01/11(a)	3,500,000	4,900,000
1.750% 12/01/11	9,690,000	13,566,000
Computers & Peripherals Total		27,333,475
Electronic Equipment & Instruments – 0.8%
Avnet, Inc.
2.000% 03/15/34	1,948,000	2,281,595

7

	Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
L-1 Identity Solutions, Inc.
3.750% 05/15/27(a)	5,000,000	4,987,500
Electronic Equipment & Instruments Total		7,269,095
Electronic Equipment Manufacturers – 0.0%
Newport Corp.
2.500% 02/15/12(a)	500,000	442,500
Electronic Equipment Manufacturers Total		442,500
Internet Software & Services – 0.4%
Equinix, Inc.
2.500% 04/15/12	3,490,000	3,987,325
Internet Software & Services Total		3,987,325
IT Services – 3.0%
CSG Systems International, Inc.
2.500% 06/15/24(a)	6,944,000	6,223,560
DST Systems, Inc.
4.125% 08/15/23(a)	3,930,000	7,098,562
Electronic Data Systems Corp.
3.875% 07/15/23(a)	12,940,000	12,891,475
3.875% 07/15/23	1,850,000	1,843,063
IT Services Total		28,056,660
Semiconductors – 0.3%
Cypress Semiconductor Corp.
1.000% 09/15/09(a)	2,000,000	3,030,000
Semiconductors Total		3,030,000
Semiconductors & Semiconductor Equipment – 5.5%
Advanced Micro Devices, Inc.
6.000% 05/01/15	10,132,000	8,042,275
Agere Systems, Inc.
6.500% 12/15/09	8,190,000	8,292,375
Amkor Technology, Inc.
2.500% 05/15/11	2,916,000	2,631,690
ASM International NV
4.250% 12/06/11	738,000	894,825
4.250% 12/06/11(a)	2,990,000	3,625,375
Intel Corp.
2.950% 12/15/35(a)	8,028,000	8,549,820
2.950% 12/15/35	3,775,000	4,020,375

8

	Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Linear Technology Corp.
3.000% 05/01/27(a)	2,500,000	2,346,875
3.125% 05/01/27	1,865,000	1,811,381
3.125% 05/01/27(a)	2,500,000	2,428,125
ON Semiconductor Corp.
2.625% 12/15/26	1,945,000	2,173,538
Xilinx, Inc.
3.125% 03/15/37	6,810,000	5,941,725
Semiconductors & Semiconductor Equipment Total		50,758,379
Software – 3.8%
Amdocs Ltd.
0.500% 03/15/24	8,829,000	8,961,435
Lawson Software, Inc.
2.500% 04/15/12(a)	5,000,000	5,387,500
Sybase, Inc.
1.750% 02/22/25(a)	10,620,000	12,226,275
Symantec Corp.
0.750% 06/15/11(a)	4,000,000	4,420,000
VeriFone Holdings, Inc.
1.375% 06/15/12(a)	3,000,000	3,780,000
Software Total		34,775,210
INFORMATION TECHNOLOGY TOTAL		187,159,564
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.2%
Liberty Media Corp.
4.000% 11/15/29	2,338,000	1,510,932
Diversified Telecommunication Services Total		1,510,932
Wireless Telecommunication Services – 1.5%
American Tower Corp.
3.000% 08/15/12	933,000	2,109,746
Nextel Communications, Inc.
5.250% 01/15/10	2,862,000	2,844,113
NII Holdings, Inc.
2.750% 08/15/25	1,875,000	2,456,250
3.125% 06/15/12(a)	8,000,000	7,060,000
Wireless Telecommunication Services Total		14,470,109
TELECOMMUNICATION SERVICES TOTAL		15,981,041

9

	Par ($)	Value ($)*
Convertible Bonds – (continued)
UTILITIES – 1.2%
Electric Utilities – 0.6%
Centerpoint Energy, Inc.
3.750% 05/15/23	3,592,000	5,733,730
Electric Utilities Total		5,733,730
Multi-Utilities – 0.6%
CMS Energy Corp.
2.875% 12/01/24	3,940,000	5,289,450
Multi-Utilities Total		5,289,450
UTILITIES TOTAL		11,023,180

Total Convertible Bonds (cost of $631,517,433)		677,111,225

	Shares
Convertible Preferred Stocks – 17.3%
CONSUMER DISCRETIONARY – 2.6%
Auto Manufacturers – 2.6%
General Motors Corp., Series B, 5.250%	660,200	13,204,000
General Motors Corp., Series C, 6.250%	503,000	11,066,000
Auto Manufacturers Total		24,270,000
CONSUMER DISCRETIONARY TOTAL		24,270,000
FINANCIALS – 7.4%
Capital Markets – 1.6%
Lazard Ltd., 6.625%	97,018	3,984,529
Lehman Brothers Holdings, Inc., 6.000%	424,500	11,033,477
Capital Markets Total		15,018,006
Diversified Financial Services – 0.5%
AMG Capital Trust II, 5.150% (a)	100,000	4,553,780
Diversified Financial Services Total		4,553,780
Insurance – 3.6%
Alleghany Corp., 5.750%	23,025	8,395,491
Citigroup Funding, Inc., 5.020%	128,800	3,293,416
Fortis Insurance, 7.750% (a)	1,490	2,384,894
Metlife, Inc., 6.375%	510,070	16,641,034
XL Capital Ltd., 7.000%	116,000	2,455,720
Insurance Total		33,170,555
Real Estate Investment Trusts (REITs) – 1.2%
Entertainment Properties Trust, 5.750%	147,000	3,160,500
FelCor Lodging Trust, Inc., 7.800%	168,167	4,057,029
Simon Property Group, Inc., 6.000%	39,900	3,192,000

10

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Thornburg Mortgage, Inc., 10.000%	7,210	176,789
Real Estate Investment Trusts (REITs) Total		10,586,318
Thrifts & Mortgage Finance – 0.5%
Fannie Mae, 5.375%	57	4,819,763
Thrifts & Mortgage Finance Total		4,819,763
FINANCIALS TOTAL		68,148,422
HEALTH CARE – 1.2%
Pharmaceuticals – 1.2%
Schering-Plough Corp., 6.000%	40,700	11,070,400
Pharmaceuticals Total		11,070,400
HEALTH CARE TOTAL		11,070,400
INDUSTRIALS – 0.8%
Aerospace & Defense – 0.3%
Northrop Grumman Corp., 7.000%	20,000	2,915,000
Aerospace & Defense Total		2,915,000
Road & Rail – 0.5%
Kansas City Southern, 5.125%	3,191	4,245,625
Road & Rail Total		4,245,625
INDUSTRIALS TOTAL		7,160,625
MATERIALS – 2.8%
Metals & Mining – 2.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	5,961	12,784,109
Freeport-McMoRan Copper & Gold, Inc., 6.750%	92,595	13,484,147
Metals & Mining Total		26,268,256
MATERIALS TOTAL		26,268,256
TELECOMMUNICATION SERVICES – 0.9%
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp., 6.250%	137,185	8,265,396
Wireless Telecommunication Services Total		8,265,396
TELECOMMUNICATION SERVICES TOTAL		8,265,396
UTILITIES – 1.6%
Electric Utilities – 0.6%
Entergy Corp., 7.625%	76,880	5,510,759
Electric Utilities Total		5,510,759
Electrical Components & Equipment – 0.1%
Medis Technologies Ltd., 7.250 (a)	150	1,079,719
Electrical Components & Equipment Total		1,079,719

11

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.6%
Southern Union Co., 5.000%	92,920	4,959,605
Gas Utilities Total		4,959,605
Multi-Utilities – 0.1%
Centerpoint Energy, Inc., 2.000%	34,100	1,142,350
Multi-Utilities Total		1,142,350
Oil, Gas & Consumable Fuels – 0.2%
El Paso Corp., 4.990%	1,615	2,155,419
Oil, Gas & Consumable Fuels Total		2,155,419
UTILITIES TOTAL		14,847,852

Total Convertible Preferred Stocks (cost of $145,178,827)		160,030,951
Common Stocks – 7.9%
CONSUMER DISCRETIONARY – 0.2%
Auto Components – 0.2%
BorgWarner, Inc.	20,400	1,970,844
Auto Components Total		1,970,844
CONSUMER DISCRETIONARY TOTAL		1,970,844
CONSUMER STAPLES – 0.8%
Food & Staples Retailing – 0.8%
Wal-Mart Stores, Inc.	155,000	7,424,500
Food & Staples Retailing Total		7,424,500
CONSUMER STAPLES TOTAL		7,424,500
ENERGY – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Forest Oil Corp. (e)	40,000	1,883,200
PetroChina Co., Ltd., ADR	35,200	6,749,248
PetroChina Co., Ltd., Class H	3,500,000	6,760,896
Valero Energy Corp.	40,000	2,602,800
Oil, Gas & Consumable Fuels Total		17,996,144
ENERGY TOTAL		17,996,144
FINANCIALS – 0.3%
Insurance – 0.2%
Hartford Financial Services Group, Inc.	24,421	2,327,810
Insurance Total		2,327,810

12

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.1%
CapitaMall Trust	300,000	667,127
Real Estate Investment Trusts (REITs) Total		667,127
FINANCIALS TOTAL		2,994,937
HEALTH CARE – 0.8%
Health Care Providers & Services – 0.2%
CIGNA Corp.	30,000	1,608,300
Health Care Providers & Services Total		1,608,300
Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	68,000	2,014,840
Johnson & Johnson	60,000	4,064,400
Pharmaceuticals Total		6,079,240
HEALTH CARE TOTAL		7,687,540
INDUSTRIALS – 0.5%
Industrial Conglomerates – 0.5%
3M Co.	36,000	2,997,360
General Electric Co.	40,000	1,531,600
Industrial Conglomerates Total		4,528,960
INDUSTRIALS TOTAL		4,528,960
INFORMATION TECHNOLOGY – 1.7%
Communications Equipment – 0.4%
Cisco Systems, Inc. (e)	150,000	4,203,000
Communications Equipment Total		4,203,000
Computers & Peripherals – 0.6%
International Business Machines Corp.	50,000	5,259,000
Computers & Peripherals Total		5,259,000
Electronic Equipment & Instruments – 0.2%
FLIR Systems, Inc. (e)	25,000	1,718,250
Electronic Equipment & Instruments Total		1,718,250

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.5%
Nintendo Co., Ltd.	8,000	4,859,830
Software Total		4,859,830
INFORMATION TECHNOLOGY TOTAL		16,040,080
MATERIALS – 0.1%
Chemicals – 0.1%
Huntsman Corp.	50,000	1,268,000
Chemicals Total		1,268,000
MATERIALS TOTAL		1,268,000
TELECOMMUNICATION SERVICES – 0.7%
Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	350,000	6,315,864
Wireless Telecommunication Services Total		6,315,864
TELECOMMUNICATION SERVICES TOTAL		6,315,864
UTILITIES – 0.8%
Multi-Utilities – 0.8%
Public Service Enterprise Group, Inc.	77,500	7,419,850
Multi-Utilities Total		7,419,850
UTILITIES TOTAL		7,419,850

Total Common Stocks (cost of $70,915,518)		73,646,719

	Par ($)
Short-Term Obligation – 1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 10/15/37, market value $15,072,075 (repurchase proceeds $14,778,528)	14,773,000	14,773,000

Total Short-Term Obligation (cost of $14,773,000)		14,773,000

14

Total Investments – 99.8% (cost of $862,384,778)(f)(g)	925,561,895

Other Assets & Liabilities, Net – 0.2%	1,684,597

Net Assets – 100.0%	927,246,492

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $275,143,706, which represents 29.7% of net assets.

(b)	Zero coupon bond.

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(e)	Non-income producing security.

(f)	Cost for federal income tax purposes is $862,384,778.

(g)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$86,819,146	$(23,642,029)	$63,177,117

For the nine months ended November 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	—	$—
Options written	1,100	178,163
Options terminated in closing purchase transactions	—	—
Options exercised	(900)	(141,364)
Options expired	(200)	(36,799)
Options outstanding at November 30, 2007	—	$—

15

Acronym	Name

ADR	American Depositary Receipt

16

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks – 98.6%
CONSUMER DISCRETIONARY – 11.2%
Automobiles – 5.0%
Ford Motor Co. (a)(b)	1,190,800	8,942,908
General Motors Corp. (b)	260,700	7,776,681
Automobiles Total		16,719,589
Leisure Equipment & Products – 1.4%
Eastman Kodak Co. (b)	194,330	4,562,868
Leisure Equipment & Products Total		4,562,868
Media – 1.9%
Gannett Co., Inc.	168,600	6,196,050
Media Total		6,196,050
Multiline Retail – 1.4%
Marks & Spencer Group PLC	404,019	4,846,683
Multiline Retail Total		4,846,683
Specialty Retail – 1.5%
Home Depot, Inc.	181,100	5,172,216
Specialty Retail Total		5,172,216
CONSUMER DISCRETIONARY TOTAL		37,497,406
CONSUMER STAPLES – 11.4%
Food & Staples Retailing – 6.7%
Carrefour SA (b)	18,500	1,431,987
Koninklijke Ahold NV (a)	367,360	5,218,441
Safeway, Inc. (b)	214,600	7,468,080
SUPERVALU, Inc.	23,186	970,798
Wm. Morrison Supermarkets PLC	1,179,232	7,479,222
Food & Staples Retailing Total		22,568,528
Food Products – 4.7%
Kraft Foods, Inc., Class A	52,247	1,805,134
Nestle SA, Registered Shares	6,990	3,351,349
Sara Lee Corp.	135,760	2,284,841
Unilever NV (b)	230,979	8,160,548
Food Products Total		15,601,872
CONSUMER STAPLES TOTAL		38,170,400
FINANCIALS – 20.1%
Commercial Banks – 9.9%
Fifth Third Bancorp	178,725	5,345,665
Intesa Sanpaolo SpA	890,178	7,097,462
Mitsubishi UFJ Financial Group, Inc.	975,600	9,561,521
Mizuho Financial Group, Inc. (b)	997	5,338,748

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
National City Corp.	225,269	4,451,315
Royal Bank of Scotland Group PLC	21,681	204,595
Sumitomo Mitsui Financial Group, Inc.	124	1,061,279
Commercial Banks Total		33,060,585
Diversified Financial Services – 1.8%
CIT Group, Inc.	53,080	1,411,928
Citigroup, Inc.	136,377	4,541,354
Diversified Financial Services Total		5,953,282
Insurance – 5.0%
Aegon NV (b)	298,264	5,327,779
Marsh & McLennan Companies, Inc.	28,700	720,944
Millea Holdings, Inc., Tokyo	148,000	5,181,299
Mitsui Sumitomo Insurance Co., Ltd.	498,000	5,400,621
Insurance Total		16,630,643
Thrifts & Mortgage Finance – 3.4%
Countrywide Financial Corp. (b)	392,562	4,247,521
Fannie Mae	24,350	935,527
Federal Home Loan Mortgage Corp.	46,708	1,638,049
Washington Mutual, Inc.	237,600	4,633,200
Thrifts & Mortgage Finance Total		11,454,297
FINANCIALS TOTAL		67,098,807
HEALTH CARE – 19.1%
Biotechnology – 1.7%
Amgen, Inc. (a)	103,400	5,712,850
Biotechnology Total		5,712,850
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp. (a)	538,536	6,801,709
Health Care Equipment & Supplies Total		6,801,709
Health Care Providers & Services – 0.7%
Tenet Healthcare Corp. (a)(b)	413,200	2,276,732
Health Care Providers & Services Total		2,276,732
Pharmaceuticals – 14.7%
AstraZeneca PLC	87,200	4,141,240
Bristol-Myers Squibb Co.	181,692	5,383,534
Daiichi Sankyo Co., Ltd.	87,800	2,741,898
GlaxoSmithKline PLC	363,453	9,624,232
Johnson & Johnson	73,760	4,996,503
Pfizer, Inc.	318,100	7,558,056

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Sanofi-Aventis	95,649	9,096,835
Wyeth	116,700	5,729,970
Pharmaceuticals Total		49,272,268
HEALTH CARE TOTAL		64,063,559
INDUSTRIALS – 0.2%
Commercial Services & Supplies – 0.2%
Contax Participacoes SA, ADR	342,100	499,466
Commercial Services & Supplies Total		499,466
INDUSTRIALS TOTAL		499,466
INFORMATION TECHNOLOGY – 15.2%
Communications Equipment – 3.5%
Alcatel-Lucent (b)	697,000	5,689,796
Alcatel-Lucent, ADR	385,102	3,119,326
Motorola, Inc.	93,600	1,494,792
Nortel Networks Corp. (a)	73,780	1,242,455
Communications Equipment Total		11,546,369
Computers & Peripherals – 1.5%
Dell, Inc. (a)	208,580	5,118,553
Computers & Peripherals Total		5,118,553
Electronic Equipment & Instruments – 2.6%
FUJIFILM Holdings Corp.	38,000	1,675,742
Hitachi Ltd. (b)	1,024,000	7,169,797
Electronic Equipment & Instruments Total		8,845,539
IT Services – 0.3%
Unisys Corp. (a)(b)	201,500	999,440
IT Services Total		999,440
Office Electronics – 1.8%
Xerox Corp. (a)	348,600	5,884,368
Office Electronics Total		5,884,368
Semiconductors & Semiconductor Equipment – 5.0%
Intel Corp.	188,239	4,909,273
Micron Technology, Inc. (a)(b)	464,600	3,865,472
Samsung Electronics Co., Ltd.	6,800	4,170,874
STMicroelectronics NV (b)	244,800	3,756,787
Semiconductors & Semiconductor Equipment Total		16,702,406

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.5%
Microsoft Corp.	54,600	1,834,560
Software Total		1,834,560
INFORMATION TECHNOLOGY TOTAL		50,931,235
MATERIALS – 1.3%
Chemicals – 1.3%
Akzo Nobel NV	54,700	4,193,227
Chemicals Total		4,193,227
MATERIALS TOTAL		4,193,227
TELECOMMUNICATION SERVICES – 20.1%
Diversified Telecommunication Services – 20.1%
AT&T, Inc.	128,215	4,899,095
Brasil Telecom Participacoes SA, ADR	49,700	3,410,911
Deutsche Telekom AG, Registered Shares (b)	558,803	12,344,269
KT Corp.	22,790	1,207,352
KT Corp., ADR (b)	246,920	6,474,243
Nippon Telegraph & Telephone Corp.	2,036	9,253,296
Tele Norte Leste Participacoes SA, ADR	342,100	7,156,732
Telecom Italia SpA	2,536,893	8,062,907
Telecom Italia, Savings Shares	565,300	1,411,699
Telefonica SA	101,974	3,417,781
Telefonos de Mexico SA de CV, ADR, Class L	154,700	5,765,669
Verizon Communications, Inc.	92,800	4,009,888
Diversified Telecommunication Services Total		67,413,842
TELECOMMUNICATION SERVICES TOTAL		67,413,842

Total Common Stocks (cost of $288,254,881)		329,867,942

	Par ($)
Corporate Fixed-Income Bonds & Notes – 0.3%
TECHNOLOGY – 0.3%
Semiconductors – 0.3%
Micron Technology, Inc.
1.875% 06/01/14	1,356,000	1,162,770
Semiconductors Total		1,162,770
TECHNOLOGY TOTAL		1,162,770

Total Corporate Fixed-Income Bonds & Notes (cost of $1,356,000)		1,162,770

4

	Shares	Value ($)
Securities Lending Collateral – 16.3%
State Street Navigator Securities Lending Prime Portfolio (c)
(7 day yield of 4.816%)	54,445,895	54,445,895

Total Securities Lending Collateral (cost of $54,445,895)		54,445,895

	Par ($)
Short-Term Obligation – 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07, at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 10/09/09, market value $5,927,060 (repurchase proceeds $5,809,173)	5,807,000	5,807,000

Total Short-Term Obligation (cost of $5,807,000)		5,807,000

5

Total Investments – 116.9% (cost of $349,863,776)(d)(e)	391,283,607

Other Assets & Liabilities, Net – (16.9)%	(56,591,273)

Net Assets – 100.0%	334,692,334

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are value at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. if a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $53,731,919.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $349,863,776.

(e)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$73,257,673	$(31,837,842)	$41,419,831

6

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 8.5%
Automobiles – 0.2%
Harley-Davidson, Inc. (a)	37,600	1,805,552
Automobiles Total		1,805,552
Diversified Consumer Services – 0.4%
H&R Block, Inc.	192,900	3,796,272
Diversified Consumer Services Total		3,796,272
Hotels, Restaurants & Leisure – 2.6%
Darden Restaurants, Inc.	134,200	5,339,818
Marriott International, Inc., Class A	45,900	1,721,250
McDonald’s Corp.	147,600	8,630,172
Starbucks Corp. (b)	38,400	898,176
Wendy’s International, Inc. (a)	72,900	2,043,387
Wyndham Worldwide Corp. (a)	170,700	4,979,319
Hotels, Restaurants & Leisure Total		23,612,122
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (b)	26,500	2,399,840
Expedia, Inc. (a)(b)	23,700	772,620
Internet & Catalog Retail Total		3,172,460
Media – 3.1%
CBS Corp., Class B	86,500	2,372,695
DIRECTV Group, Inc. (b)	125,700	3,126,159
Gannett Co., Inc.	69,200	2,543,100
McGraw-Hill Companies, Inc.	34,500	1,693,260
News Corp., Class A	80,900	1,704,563
Omnicom Group, Inc.	65,800	3,207,750
Time Warner, Inc.	307,700	5,310,902
Viacom, Inc., Class B (b)	114,500	4,811,290
Walt Disney Co.	124,400	4,123,860
Media Total		28,893,579
Multiline Retail – 0.1%
Family Dollar Stores, Inc.	25,100	591,105
Multiline Retail Total		591,105
Specialty Retail – 1.5%
Autozone, Inc. (b)	17,300	1,931,199
Bed Bath & Beyond, Inc. (a)(b)	1,000	31,450
Best Buy Co., Inc. (a)	60,200	3,073,210
Home Depot, Inc.	179,900	5,137,944
RadioShack Corp. (a)	157,600	2,915,600

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Sherwin-Williams Co. (a)	6,600	414,678
Specialty Retail Total		13,504,081
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc. (b)	15,000	557,100
NIKE, Inc., Class B	11,500	754,975
V.F. Corp.	15,400	1,151,766
Textiles, Apparel & Luxury Goods Total		2,463,841
CONSUMER DISCRETIONARY TOTAL		77,839,012
CONSUMER STAPLES – 9.9%
Beverages – 1.5%
Anheuser-Busch Companies, Inc.	37,100	1,955,912
Coca-Cola Co.	75,400	4,682,340
Coca-Cola Enterprises, Inc. (a)	16,700	433,699
PepsiCo, Inc.	91,200	7,038,816
Beverages Total		14,110,767
Food & Staples Retailing – 2.8%
CVS Caremark Corp.	157,100	6,298,139
Kroger Co.	117,200	3,369,500
Safeway, Inc.	3,400	118,320
SUPERVALU, Inc. (a)	52,800	2,210,736
Sysco Corp.	174,700	5,679,497
Wal-Mart Stores, Inc.	164,300	7,869,970
Walgreen Co.	2,700	98,793
Food & Staples Retailing Total		25,644,955
Food Products – 0.9%
Hershey Co. (a)	28,600	1,141,426
Kellogg Co.	47,400	2,561,496
Kraft Foods, Inc., Class A	92,900	3,209,695
Tyson Foods, Inc., Class A	113,200	1,687,812
Food Products Total		8,600,429
Household Products – 2.3%
Clorox Co.	14,400	934,272
Colgate-Palmolive Co.	18,000	1,441,440
Kimberly-Clark Corp.	82,700	5,773,287
Procter & Gamble Co.	171,000	12,654,000
Household Products Total		20,802,999
Personal Products – 0.1%
Avon Products, Inc.	1,000	41,050

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
Estee Lauder Companies, Inc., Class A	12,700	569,976
Personal Products Total		611,026
Tobacco – 2.3%
Altria Group, Inc.	187,600	14,550,256
Reynolds American, Inc. (a)	87,900	6,154,758
Tobacco Total		20,705,014
CONSUMER STAPLES TOTAL		90,475,190
ENERGY – 11.5%
Energy Equipment & Services – 1.8%
Halliburton Co.	120,000	4,393,200
National-Oilwell Varco, Inc. (b)	71,700	4,886,355
Schlumberger Ltd.	56,300	5,261,235
Transocean, Inc. (b)	13,502	1,853,728
Energy Equipment & Services Total		16,394,518
Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.	193,600	16,992,272
ConocoPhillips	184,600	14,775,384
Exxon Mobil Corp.	436,800	38,945,088
Marathon Oil Corp.	103,900	5,808,010
Occidental Petroleum Corp.	29,400	2,051,238
Sunoco, Inc.	42,300	2,838,330
Valero Energy Corp.	109,300	7,112,151
Oil, Gas & Consumable Fuels Total		88,522,473
ENERGY TOTAL		104,916,991
FINANCIALS – 17.6%
Capital Markets – 3.0%
Bank of New York Mellon Corp.	29,000	1,390,840
Bear Stearns Companies, Inc. (a)	10,600	1,056,820
Charles Schwab Corp.	6,200	150,722
E*TRADE Financial Corp. (a)(b)	1,800	8,280
Franklin Resources, Inc.	6,600	812,988
Goldman Sachs Group, Inc.	36,900	8,363,016
Janus Capital Group, Inc. (a)	60,400	2,027,628
Merrill Lynch & Co., Inc.	76,900	4,609,386
Morgan Stanley	174,900	9,220,728
Northern Trust Corp.	200	16,198
Capital Markets Total		27,656,606

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 2.3%
Fifth Third Bancorp	103,700	3,101,667
KeyCorp	111,700	2,942,178
National City Corp. (a)	59,800	1,181,648
SunTrust Banks, Inc.	6,800	476,748
U.S. Bancorp	22,900	757,761
Wachovia Corp.	105,662	4,543,466
Wells Fargo & Co.	222,900	7,228,647
Zions Bancorporation (a)	8,400	458,388
Commercial Banks Total		20,690,503
Consumer Finance – 0.7%
American Express Co.	87,900	5,184,342
Capital One Financial Corp. (a)	25,500	1,359,405
Consumer Finance Total		6,543,747
Diversified Financial Services – 3.6%
CIT Group, Inc.	72,600	1,931,160
Citigroup, Inc.	464,500	15,467,850
CME Group, Inc.	1,600	1,053,760
JPMorgan Chase & Co.	261,900	11,947,878
Leucadia National Corp.	49,000	2,301,040
Diversified Financial Services Total		32,701,688

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 6.2%
ACE Ltd.	23,600	1,411,988
AFLAC, Inc.	28,800	1,804,032
Allstate Corp.	106,200	5,428,944
Ambac Financial Group, Inc. (a)	17,900	487,417
American International Group, Inc.	207,400	12,056,162
Aon Corp.	37,900	1,893,863
Genworth Financial, Inc., Class A	54,800	1,437,952
Hartford Financial Services Group, Inc.	16,100	1,534,652
Lincoln National Corp.	4,100	252,437
Loews Corp.	92,200	4,406,238
MBIA, Inc. (a)	26,600	971,166
MetLife, Inc.	109,900	7,208,341
Progressive Corp. (a)	96,000	1,766,400
Prudential Financial, Inc.	45,400	4,273,956
SAFECO Corp.	51,800	2,989,378
Torchmark Corp.	3,200	197,376
Travelers Companies, Inc.	79,800	4,238,178
Unum Group	16,300	404,892
XL Capital Ltd., Class A	70,100	4,102,953
Insurance Total		56,866,325
Real Estate Investment Trusts (REITs) – 0.6%
Equity Residential Property Trust	49,600	1,845,616
Host Hotels & Resorts, Inc.	181,600	3,484,904
ProLogis	2,800	183,176
Real Estate Investment Trusts (REITs) Total		5,513,696
Thrifts & Mortgage Finance – 1.2%
Countrywide Financial Corp. (a)	47,000	508,540
Fannie Mae	131,700	5,059,914
Freddie Mac	90,500	3,173,835
Washington Mutual, Inc. (a)	107,300	2,092,350
Thrifts & Mortgage Finance Total		10,834,639
FINANCIALS TOTAL		160,807,204

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – 12.1%
Biotechnology – 1.4%
Amgen, Inc. (b)	71,400	3,944,850
Biogen Idec, Inc. (b)	75,600	5,603,472
Gilead Sciences, Inc. (b)	74,700	3,476,538
Biotechnology Total		13,024,860
Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	12,000	718,440
Covidien Ltd.	47,800	1,917,258
Medtronic, Inc.	198,600	10,098,810
St. Jude Medical, Inc. (b)	47,100	1,872,225
Zimmer Holdings, Inc. (b)	39,900	2,582,727
Health Care Equipment & Supplies Total		17,189,460
Health Care Providers & Services – 3.9%
Aetna, Inc.	46,200	2,581,656
AmerisourceBergen Corp.	81,500	3,697,655
Cardinal Health, Inc.	51,700	3,130,435
CIGNA Corp.	82,100	4,401,381
Coventry Health Care, Inc. (b)	3,600	208,368
Express Scripts, Inc. (b)	51,700	3,502,675
Humana, Inc. (b)	48,800	3,759,064
Medco Health Solutions, Inc. (b)	71,700	7,169,283
UnitedHealth Group, Inc.	50,700	2,788,500
WellPoint, Inc. (b)	52,000	4,378,920
Health Care Providers & Services Total		35,617,937
Pharmaceuticals – 4.9%
Abbott Laboratories	32,000	1,840,320
Bristol-Myers Squibb Co.	84,600	2,506,698
Forest Laboratories, Inc. (b)	171,600	6,615,180

6

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson	229,000	15,512,460
King Pharmaceuticals, Inc. (a)(b)	158,000	1,673,220
Merck & Co., Inc.	22,800	1,353,408
Pfizer, Inc.	635,900	15,108,984
Pharmaceuticals Total		44,610,270
HEALTH CARE TOTAL		110,442,527
INDUSTRIALS – 11.3%
Aerospace & Defense – 4.3%
Boeing Co.	101,400	9,383,556
Honeywell International, Inc.	116,900	6,618,878
Lockheed Martin Corp.	29,100	3,220,497
Northrop Grumman Corp.	91,200	7,185,648
Precision Castparts Corp.	23,400	3,447,756
Raytheon Co.	63,500	3,927,475
United Technologies Corp.	70,800	5,293,716
Aerospace & Defense Total		39,077,526
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	400	20,620
FedEx Corp.	48,600	4,785,642
United Parcel Service, Inc., Class B	82,300	6,063,864
Air Freight & Logistics Total		10,870,126
Commercial Services & Supplies – 0.2%
Robert Half International, Inc. (a)	54,800	1,477,408
Commercial Services & Supplies Total		1,477,408
Construction & Engineering – 0.2%
Fluor Corp.	3,500	515,095
Jacobs Engineering Group, Inc. (b)	18,700	1,566,499
Construction & Engineering Total		2,081,594
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	41,300	2,074,086
Emerson Electric Co.	14,300	815,386
Rockwell Automation, Inc.	79,100	5,370,099
Electrical Equipment Total		8,259,571
Industrial Conglomerates – 2.9%
3M Co.	40,900	3,405,334
General Electric Co. (c)	436,700	16,721,243
Tyco International Ltd.	158,900	6,376,657
Industrial Conglomerates Total		26,503,234

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.6%
Caterpillar, Inc.	89,400	6,427,860
Cummins, Inc.	31,900	3,729,110
Paccar, Inc. (a)	49,200	2,490,012
Parker Hannifin Corp.	12,300	976,989
Terex Corp. (b)	20,700	1,334,115
Machinery Total		14,958,086
Road & Rail – 0.0%
Ryder System, Inc.	1,000	43,360
Road & Rail Total		43,360
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc. (a)	400	35,320
Trading Companies & Distributors Total		35,320
INDUSTRIALS TOTAL		103,306,225
INFORMATION TECHNOLOGY – 15.8%
Communications Equipment – 2.4%
Cisco Systems, Inc. (b)	557,300	15,615,546
Juniper Networks, Inc. (b)	217,800	6,473,016
QUALCOMM, Inc.	5,900	240,602
Communications Equipment Total		22,329,164
Computers & Peripherals – 3.4%
Apple, Inc. (b)	38,800	7,070,136
Dell, Inc. (b)	119,700	2,937,438
Hewlett-Packard Co.	120,400	6,159,664
International Business Machines Corp.	138,600	14,577,948
Seagate Technology, Inc., Escrow Shares (b)(d)	97,200	972
Computers & Peripherals Total		30,746,158
Internet Software & Services – 1.2%
eBay, Inc. (b)	229,300	7,688,429
Google, Inc., Class A (b)	4,900	3,395,700
Internet Software & Services Total		11,084,129
IT Services – 0.1%
Western Union Co.	20,200	456,520
IT Services Total		456,520
Semiconductors & Semiconductor Equipment – 4.3%
Analog Devices, Inc.	1,600	49,248
Applied Materials, Inc.	500,500	9,424,415
Intel Corp.	380,800	9,931,264

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Linear Technology Corp. (a)	77,900	2,372,834
MEMC Electronic Materials, Inc. (b)	87,700	6,803,766
NVIDIA Corp. (b)	128,400	4,049,736
Texas Instruments, Inc.	213,200	6,730,724
Semiconductors & Semiconductor Equipment Total		39,361,987
Software – 4.4%
Autodesk, Inc. (b)	15,900	748,731
Compuware Corp. (b)	242,200	2,000,572
Microsoft Corp. (c)	821,900	27,615,840
Oracle Corp. (b)	464,800	9,379,664
Software Total		39,744,807
INFORMATION TECHNOLOGY TOTAL		143,722,765
MATERIALS – 3.3%
Chemicals – 1.4%
Dow Chemical Co.	83,300	3,493,602
E.I. Du Pont de Nemours & Co.	72,200	3,332,030
Eastman Chemical Co.	21,200	1,361,252
Monsanto Co.	32,000	3,179,840
PPG Industries, Inc.	19,100	1,311,024
Chemicals Total		12,677,748
Metals & Mining – 1.2%
Alcoa, Inc.	110,300	4,011,611
Freeport-McMoRan Copper & Gold, Inc.	39,400	3,897,842
Nucor Corp.	49,500	2,930,895
Metals & Mining Total		10,840,348
Paper & Forest Products – 0.7%
International Paper Co. (a)	180,700	6,098,625
Paper & Forest Products Total		6,098,625
MATERIALS TOTAL		29,616,721
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	341,700	13,056,357
CenturyTel, Inc.	49,400	2,105,922
Embarq Corp.	47,000	2,394,650
Verizon Communications, Inc.	228,100	9,856,201
Diversified Telecommunication Services Total		27,413,130

9

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.4%
Sprint Nextel Corp.	207,000	3,212,640
Wireless Telecommunication Services Total		3,212,640
TELECOMMUNICATION SERVICES TOTAL		30,625,770
UTILITIES – 3.4%
Electric Utilities – 2.2%
Duke Energy Corp.	21,600	427,464
Edison International	81,800	4,579,164
Exelon Corp.	26,400	2,140,248
FirstEnergy Corp.	122,400	8,391,744
FPL Group, Inc.	49,700	3,467,072
Pepco Holdings, Inc.	5,300	148,930
PPL Corp.	23,600	1,202,656
Electric Utilities Total		20,357,278
Gas Utilities – 0.2%
Questar Corp.	34,600	1,849,370
Gas Utilities Total		1,849,370
Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.	17,500	1,753,675
Independent Power Producers & Energy Traders Total		1,753,675
Multi-Utilities – 0.8%
Dominion Resources, Inc. (a)	23,600	1,114,628
PG&E Corp.	24,800	1,147,496
Public Service Enterprise Group, Inc.	47,300	4,528,502
Multi-Utilities Total		6,790,626
UTILITIES TOTAL		30,750,949

Total Common Stocks (cost of $802,052,812)		882,503,354
Securities Lending Collateral – 4.5%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 4.816%) (e)	41,136,511	41,136,511

Total Securities Lending Collateral (cost of $41,136,511)		41,136,511

10

	Par ($)	Value ($)
Short-Term Obligation – 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due on 12/03/07, at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 04/18/16, market value $23,735,719 (repurchase proceeds $23,277,706)	23,269,000	23,269,000

Total Short-Term Obligation (cost of $23,269,000)		23,269,000

Total Investments – 103.8% (cost of $866,458,323)(f)(g)		946,908,865

Other Assets & Liabilities, Net – (3.8)%		(35,091,417)

Net Assets – 100.0%		911,817,448

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Swap agreements are stated at fair value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

11

(a)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $41,124,915.

(b)	Non-income producing security.

(c)	All or a portion of this security is pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $866,458,323.

(g)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$116,772,028	$(36,321,486)	$80,450,542

At November 30, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	79	$29,303,075	$29,577,694	Dec -2007	$(274,619)

For the nine months ended November 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	100,000	$53,000
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(100,000)	(53,000)
Options outstanding at November 30, 2007	–	$–

At November 30, 2007, the Fund held the following open long and short volatility swap contracts:

Notional Amount/Units	Start Date	Expiration Date	Counterparty	Variance Level	Reference Index/Security	Net Unrealized Appreciation (Depreciation)
Held Long
$2,808,900	05/17/07	01/18/08	Morgan Stanley	26.7	Starbucks	$4,770
$8,741,259	05/17/07	01/18/08	Morgan Stanley	14.3	S&P 500 Index	0
						$4,770
Sold Short
$2,808,900	05/17/07	01/18/08	Morgan Stanley	26.7	Starbucks	$0
$8,741,259	05/17/07	01/18/08	Morgan Stanley	14.3	S&P 500 Index	(157,369)
						$(157,369)
						$(152,599)

At November 30, 2007, the Fund had entered into the following forward currency exchange contracts:

					Unrealized
Forward Currency Contracts to Buy	In exchange for	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
HUF	EUR	$2,003,968	$2,006,766	12/6/07	$2,798
IDR	USD	2,000,000	1,937,394	12/7/07	(62,606)
RUB	USD	2,000,000	2,006,288	12/7/07	6,288
TRY	USD	2,000,000	2,000,624	12/5/07	624
					$(52,896)

12

Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)
EUR	HUF	$2,003,969	$2,010,241	12/6/07	$(6,272)
TWD	USD	2,000,000	2,002,399	12/7/07	(2,399)
					$(8,671)

Acronym	Name

EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RUB	Russian Rouble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

13

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Large Cap Index Fund

	Shares	Value ($)*
Common Stocks – 95.9%
CONSUMER DISCRETIONARY – 8.5%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)	42,830	1,231,363
Johnson Controls, Inc.	120,360	4,648,303
Auto Components Total		5,879,666
Automobiles – 0.3%
Ford Motor Co. (a)(b)	425,925	3,198,697
General Motors Corp. (b)	114,820	3,425,080
Harley-Davidson, Inc.	50,985	2,448,300
Automobiles Total		9,072,077
Distributors – 0.1%
Genuine Parts Co.	34,505	1,657,965
Distributors Total		1,657,965
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	28,840	2,206,837
H&R Block, Inc.	65,880	1,296,518
Diversified Consumer Services Total		3,503,355
Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.	88,490	3,992,669
Darden Restaurants, Inc.	28,750	1,143,963
Harrah’s Entertainment, Inc.	37,955	3,342,697
International Game Technology, Inc.	68,070	2,971,936
Marriott International, Inc., Class A	64,840	2,431,500
McDonald’s Corp.	241,790	14,137,461
Starbucks Corp. (a)	151,160	3,535,632
Starwood Hotels & Resorts Worldwide, Inc.	42,525	2,282,742
Wendy’s International, Inc.	17,695	495,991
Wyndham Worldwide Corp.	36,200	1,055,954
Yum! Brands, Inc.	105,450	3,917,467
Hotels, Restaurants & Leisure Total		39,308,012
Household Durables – 0.4%
Black & Decker Corp. (b)	13,325	1,101,311
Centex Corp. (b)	24,385	508,671
D.R. Horton, Inc. (b)	55,420	663,377
Fortune Brands, Inc.	31,025	2,378,066
Harman International Industries, Inc.	12,300	905,280
KB Home (b)	15,590	325,675
Leggett & Platt, Inc. (b)	35,470	729,973
Lennar Corp., Class A (b)	28,300	448,272

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Newell Rubbermaid, Inc.	56,060	1,501,287
Pulte Homes, Inc. (b)	43,090	440,380
Snap-On, Inc.	11,760	574,829
Stanley Works	16,650	868,298
Whirlpool Corp. (b)	15,869	1,284,754
Household Durables Total		11,730,173
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	62,000	5,614,720
Expedia, Inc. (a)	41,400	1,349,640
IAC/InterActiveCorp (a)	38,800	1,079,804
Internet & Catalog Retail Total		8,044,164
Leisure Equipment & Products – 0.2%
Brunswick Corp. (b)	18,055	368,141
Eastman Kodak Co. (b)	58,250	1,367,710
Hasbro, Inc.	32,415	900,165
Mattel, Inc.	80,020	1,598,800
Leisure Equipment & Products Total		4,234,816
Media – 2.9%
CBS Corp., Class B	138,925	3,810,713
Clear Channel Communications, Inc.	100,975	3,625,002
Comcast Corp., Class A (a)(b)	627,009	12,878,765
DIRECTV Group, Inc. (a)	154,100	3,832,467
Dow Jones & Co., Inc.	13,225	790,194
EW Scripps Co. (b)	18,200	790,790
Gannett Co., Inc.	47,230	1,735,703
Interpublic Group of Companies, Inc. (a)(b)	95,654	907,756
McGraw-Hill Companies, Inc.	68,750	3,374,250
Meredith Corp.	7,770	427,739
New York Times Co., Class A (b)	29,150	480,975
News Corp., Class A	469,640	9,895,315
Omnicom Group, Inc.	66,610	3,247,237
Time Warner, Inc.	756,585	13,058,657
Tribune Co.	15,641	485,497
Viacom, Inc., Class B (a)	139,325	5,854,436
Walt Disney Co.	393,760	13,053,144
Media Total		78,248,640

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.8%
Big Lots, Inc. (a)(b)	20,695	386,376
Dillard’s, Inc., Class A (b)	12,325	251,307
Family Dollar Stores, Inc. (b)	29,490	694,490
J.C. Penney Co., Inc.	44,970	1,984,076
Kohl’s Corp. (a)	64,505	3,178,806
Macy’s, Inc.	87,968	2,608,251
Nordstrom, Inc. (b)	40,180	1,347,637
Sears Holdings Corp. (a)(b)	15,390	1,623,799
Target Corp.	171,750	10,315,305
Multiline Retail Total		22,390,047
Specialty Retail – 1.4%
Abercrombie & Fitch Co., Class A	17,600	1,443,904
AutoNation, Inc. (a)	28,025	462,413
Autozone, Inc. (a)	9,285	1,036,485
Bed Bath & Beyond, Inc. (a)	55,025	1,730,536
Best Buy Co., Inc. (b)	71,225	3,636,036
Circuit City Stores, Inc. (b)	34,220	221,403
Gap, Inc.	100,380	2,047,752
Home Depot, Inc.	342,615	9,785,084
Limited Brands, Inc. (b)	64,715	1,299,477
Lowe’s Companies, Inc.	299,990	7,322,756
Office Depot, Inc. (a)	55,340	948,528
OfficeMax, Inc.	15,275	380,806
RadioShack Corp. (b)	27,965	517,353
Sherwin-Williams Co.	22,035	1,384,459
Staples, Inc.	144,862	3,433,229
Tiffany & Co.	27,775	1,289,593
TJX Companies, Inc.	90,205	2,646,615
Specialty Retail Total		39,586,429
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	75,740	2,812,984
Jones Apparel Group, Inc. (b)	18,920	352,669
Liz Claiborne, Inc. (b)	20,705	519,488
NIKE, Inc., Class B	78,430	5,148,929
Polo Ralph Lauren Corp.	12,200	841,556

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
V.F. Corp.	18,005	1,346,594
Textiles, Apparel & Luxury Goods Total		11,022,220
CONSUMER DISCRETIONARY TOTAL		234,677,564
CONSUMER STAPLES – 9.9%
Beverages – 2.3%
Anheuser-Busch Companies, Inc.	152,095	8,018,448
Brown-Forman Corp., Class B (b)	17,565	1,240,792
Coca-Cola Co.	403,635	25,065,733
Coca-Cola Enterprises, Inc.	57,810	1,501,326
Constellation Brands, Inc., Class A (a)(b)	39,370	927,164
Molson Coors Brewing Co., Class B	27,650	1,488,676
Pepsi Bottling Group, Inc.	28,470	1,214,815
PepsiCo, Inc.	327,810	25,300,376
Beverages Total		64,757,330
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	88,805	5,985,457
CVS Caremark Corp.	300,444	12,044,800
Kroger Co.	143,525	4,126,344
Safeway, Inc.	89,100	3,100,680
SUPERVALU, Inc.	42,646	1,785,588
Sysco Corp.	123,795	4,024,575
Wal-Mart Stores, Inc.	486,980	23,326,342
Walgreen Co.	201,550	7,374,715
Whole Foods Market, Inc. (b)	28,200	1,212,882
Food & Staples Retailing Total		62,981,383
Food Products – 1.4%
Archer-Daniels-Midland Co.	130,580	4,746,583
Campbell Soup Co.	45,630	1,675,534
ConAgra Foods, Inc.	99,400	2,486,988
Dean Foods Co.	26,300	655,922
General Mills, Inc.	67,000	4,030,050
H.J. Heinz Co.	64,735	3,061,965
Hershey Co. (b)	34,275	1,367,915
Kellogg Co.	53,860	2,910,594
Kraft Foods, Inc., Class A	319,900	11,052,545
McCormick & Co., Inc.	26,285	1,004,350
Sara Lee Corp.	146,960	2,473,337

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tyson Foods, Inc., Class A	55,800	831,978
Wm. Wrigley Jr. Co.	44,075	2,820,800
Food Products Total		39,118,561
Household Products – 2.3%
Clorox Co.	28,050	1,819,884
Colgate-Palmolive Co.	103,415	8,281,473
Kimberly-Clark Corp.	86,370	6,029,490
Procter & Gamble Co.	633,146	46,852,804
Household Products Total		62,983,651
Personal Products – 0.2%
Avon Products, Inc.	87,805	3,604,395
Estee Lauder Companies, Inc., Class A	23,300	1,045,704
Personal Products Total		4,650,099
Tobacco – 1.4%
Altria Group, Inc.	427,115	33,127,039
Reynolds American, Inc. (b)	34,740	2,432,495
UST, Inc. (b)	32,340	1,872,486
Tobacco Total		37,432,020
CONSUMER STAPLES TOTAL		271,923,044
ENERGY – 11.4%
Energy Equipment & Services – 2.3%
Baker Hughes, Inc.	64,870	5,207,115
BJ Services Co.	59,180	1,454,644
ENSCO International, Inc. (b)	30,000	1,615,500
Halliburton Co.	180,570	6,610,668
Nabors Industries Ltd. (a)	57,050	1,534,645
National-Oilwell Varco, Inc. (a)	72,360	4,931,334
Noble Corp.	54,420	2,836,915
Rowan Companies, Inc.	22,405	793,137
Schlumberger Ltd.	241,850	22,600,882
Smith International, Inc.	40,700	2,552,704
Transocean, Inc. (a)	62,877	8,632,414
Weatherford International Ltd. (a)	68,400	4,283,208
Energy Equipment & Services Total		63,053,166
Oil, Gas & Consumable Fuels – 9.1%
Anadarko Petroleum Corp.	94,080	5,324,928
Apache Corp.	67,341	6,517,935
Chesapeake Energy Corp.	89,800	3,398,930
Chevron Corp.	432,511	37,961,490
ConocoPhillips	330,067	26,418,563

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
CONSOL Energy, Inc.	37,000	2,193,360
Devon Energy Corp.	90,480	7,492,649
El Paso Corp.	142,160	2,285,933
EOG Resources, Inc.	49,690	4,113,338
Exxon Mobil Corp.	1,125,170	100,320,157
Hess Corp.	56,120	3,996,866
Marathon Oil Corp.	145,082	8,110,084
Murphy Oil Corp.	38,200	2,732,064
Noble Energy, Inc.	34,700	2,499,788
Occidental Petroleum Corp.	168,510	11,756,943
Peabody Energy Corp. (b)	53,900	2,998,996
Spectra Energy Corp.	128,243	3,159,908
Sunoco, Inc.	24,400	1,637,240
Tesoro Corp.	27,800	1,367,204
Valero Energy Corp.	112,360	7,311,265
Williams Companies, Inc.	121,735	4,225,422
XTO Energy, Inc.	78,315	4,841,433
Oil, Gas & Consumable Fuels Total		250,664,496
ENERGY TOTAL		313,717,662
FINANCIALS – 17.7%
Capital Markets – 3.3%
American Capital Strategies Ltd. (b)	38,100	1,432,941
Ameriprise Financial, Inc.	47,745	2,802,154
Bank of New York Mellon Corp.	230,790	11,068,688
Bear Stearns Companies, Inc. (b)	23,545	2,347,437
Charles Schwab Corp.	192,255	4,673,719
E*TRADE Financial Corp. (a)(b)	86,250	396,750
Federated Investors, Inc., Class B	17,790	725,654
Franklin Resources, Inc.	32,970	4,061,245
Goldman Sachs Group, Inc.	82,275	18,646,806
Janus Capital Group, Inc.	32,050	1,075,919
Legg Mason, Inc.	26,900	2,052,739
Lehman Brothers Holdings, Inc.	107,670	6,743,372
Merrill Lynch & Co., Inc.	174,835	10,479,610
Morgan Stanley	213,535	11,257,565
Northern Trust Corp.	38,835	3,145,247
State Street Corp.	79,070	6,316,902
T. Rowe Price Group, Inc.	53,840	3,310,083
Capital Markets Total		90,536,831

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.1%
BB&T Corp.	112,005	4,041,140
Comerica, Inc.	31,065	1,422,156
Commerce Bancorp, Inc.	39,000	1,552,980
Fifth Third Bancorp	108,675	3,250,469
First Horizon National Corp. (b)	25,570	564,586
Huntington Bancshares, Inc.	74,190	1,164,041
KeyCorp	78,945	2,079,411
M&T Bank Corp.	15,230	1,385,321
Marshall & Ilsley Corp. (b)	54,084	1,702,023
National City Corp.	128,500	2,539,160
PNC Financial Services Group, Inc.	69,360	5,077,846
Regions Financial Corp.	142,805	3,774,336
SunTrust Banks, Inc.	70,770	4,961,685
Synovus Financial Corp.	66,465	1,654,314
U.S. Bancorp	350,250	11,589,773
Wachovia Corp.	386,032	16,599,376
Wells Fargo & Co.	678,050	21,989,161
Zions Bancorporation	21,840	1,191,809
Commercial Banks Total		86,539,587
Consumer Finance – 0.9%
American Express Co.	240,025	14,156,674
Capital One Financial Corp.	84,705	4,515,624
Discover Financial Services	96,817	1,681,711
SLM Corp.	82,510	3,141,981
Consumer Finance Total		23,495,990
Diversified Financial Services – 4.5%
Bank of America Corp. (c)	900,234	41,527,794
CIT Group, Inc.	38,660	1,028,356
Citigroup, Inc.	1,009,185	33,605,860
CME Group, Inc.	10,800	7,112,880
IntercontinentalExchange, Inc. (a)	14,000	2,337,440
JPMorgan Chase & Co.	686,517	31,318,906
Leucadia National Corp.	33,400	1,568,464
Moody’s Corp.	44,910	1,691,311
NYSE Euronext (b)	53,500	4,633,100
Diversified Financial Services Total		124,824,111
Insurance – 4.2%
ACE Ltd.	66,750	3,993,653
AFLAC, Inc.	99,060	6,205,118
Allstate Corp.	118,675	6,066,666

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Ambac Financial Group, Inc. (b)	20,680	563,116
American International Group, Inc.	520,215	30,240,098
Aon Corp.	59,430	2,969,717
Assurant, Inc.	19,600	1,282,428
Chubb Corp.	79,790	4,352,544
Cincinnati Financial Corp.	34,922	1,396,182
Genworth Financial, Inc., Class A	89,800	2,356,352
Hartford Financial Services Group, Inc.	64,450	6,143,374
Lincoln National Corp.	54,872	3,378,469
Loews Corp.	90,195	4,310,419
Marsh & McLennan Companies, Inc.	109,965	2,762,321
MBIA, Inc. (b)	25,635	935,934
MetLife, Inc.	150,750	9,887,692
Principal Financial Group, Inc.	53,850	3,526,637
Progressive Corp.	146,940	2,703,696
Prudential Financial, Inc.	93,075	8,762,080
SAFECO Corp.	21,160	1,221,144
Torchmark Corp.	19,430	1,198,442
Travelers Companies, Inc.	133,156	7,071,915
Unum Group	73,225	1,818,909
XL Capital Ltd., Class A	36,850	2,156,831
Insurance Total		115,303,737
Real Estate Investment Trusts (REITs) – 1.0%
Apartment Investment & Management Co., Class A	19,640	781,083
AvalonBay Communities, Inc.	16,200	1,610,928
Boston Properties, Inc.	24,100	2,371,922
Developers Diversified Realty Corp.	25,200	1,119,132
Equity Residential Property Trust	56,260	2,093,434
General Growth Properties, Inc.	49,800	2,312,712
Host Hotels & Resorts, Inc.	106,000	2,034,140
Kimco Realty Corp.	51,200	2,021,888
Plum Creek Timber Co., Inc. (b)	35,370	1,640,107
ProLogis	52,095	3,408,055
Public Storage, Inc.	25,300	1,956,702
Simon Property Group, Inc.	45,325	4,462,246
Vornado Realty Trust	27,100	2,439,000
Real Estate Investment Trusts (REITs) Total		28,251,349

8

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	40,000	950,000
Real Estate Management & Development Total		950,000
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. (b)	116,898	1,264,836
Fannie Mae	197,515	7,588,526
Freddie Mac	131,930	4,626,785
Hudson City Bancorp, Inc.	107,900	1,642,238
MGIC Investment Corp. (b)	16,615	390,785
Sovereign Bancorp, Inc. (b)	72,918	858,245
Washington Mutual, Inc. (b)	177,697	3,465,092
Thrifts & Mortgage Finance Total		19,836,507
FINANCIALS TOTAL		489,738,112
HEALTH CARE – 11.8%
Biotechnology – 1.2%
Amgen, Inc. (a)	220,477	12,181,354
Biogen Idec, Inc. (a)	58,422	4,330,239
Celgene Corp. (a)(b)	77,600	4,776,280
Genzyme Corp. (a)	53,480	4,007,256
Gilead Sciences, Inc. (a)	187,980	8,748,589
Biotechnology Total		34,043,718
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	130,755	7,828,302
Becton, Dickinson & Co.	49,380	4,085,207
Boston Scientific Corp. (a)	270,687	3,418,777
C.R. Bard, Inc.	20,955	1,771,326
Covidien Ltd.	100,876	4,046,136
Hospira, Inc. (a)	31,832	1,378,326
Medtronic, Inc.	230,130	11,702,110
St. Jude Medical, Inc. (a)	69,150	2,748,713
Stryker Corp.	48,100	3,493,503
Varian Medical Systems, Inc. (a)	25,600	1,278,976
Zimmer Holdings, Inc. (a)	47,905	3,100,891
Health Care Equipment & Supplies Total		44,852,267
Health Care Providers & Services – 2.3%
Aetna, Inc.	103,700	5,794,756
AmerisourceBergen Corp.	36,560	1,658,727
Cardinal Health, Inc.	73,960	4,478,278
CIGNA Corp.	57,405	3,077,482
Coventry Health Care, Inc. (a)	31,750	1,837,690
Express Scripts, Inc. (a)	52,300	3,543,325

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Humana, Inc. (a)	34,240	2,637,507
Laboratory Corp. of America Holdings (a)	23,810	1,730,272
McKesson Corp.	60,100	4,010,473
Medco Health Solutions, Inc. (a)	54,921	5,491,551
Patterson Companies, Inc. (a)	28,400	913,912
Quest Diagnostics, Inc.	31,730	1,747,054
Tenet Healthcare Corp. (a)(b)	96,092	529,467
UnitedHealth Group, Inc.	268,740	14,780,700
WellPoint, Inc. (a)	115,980	9,766,676
Health Care Providers & Services Total		61,997,870
Health Care Technology – 0.0%
IMS Health, Inc.	39,600	924,660
Health Care Technology Total		924,660
Life Sciences Tools & Services – 0.4%
Applera Corp. - Applied Biosystems Group	37,195	1,270,581
Millipore Corp. (a)(b)	10,995	900,271
PerkinElmer, Inc.	24,635	672,043
Thermo Fisher Scientific, Inc. (a)	86,505	4,986,148
Waters Corp. (a)	20,245	1,579,920
Life Sciences Tools & Services Total		9,408,963
Pharmaceuticals – 6.3%
Abbott Laboratories	313,525	18,030,823
Allergan, Inc.	62,420	4,184,637
Barr Pharmaceuticals, Inc. (a)	21,800	1,170,660
Bristol-Myers Squibb Co.	401,245	11,888,889
Eli Lilly & Co.	200,155	10,598,207
Forest Laboratories, Inc. (a)	64,120	2,471,826
Johnson & Johnson	587,205	39,777,267
King Pharmaceuticals, Inc. (a)	49,515	524,364
Merck & Co., Inc.	441,575	26,211,892
Mylan Laboratories, Inc. (b)	50,445	725,399
Pfizer, Inc.	1,405,275	33,389,334
Schering-Plough Corp.	328,575	10,284,397
Watson Pharmaceuticals, Inc. (a)	20,805	609,795

10

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	272,790	13,393,989
Pharmaceuticals Total		173,261,479
HEALTH CARE TOTAL		324,488,957
INDUSTRIALS – 11.1%
Aerospace & Defense – 2.7%
Boeing Co.	158,965	14,710,621
General Dynamics Corp.	82,320	7,308,370
Goodrich Corp.	25,420	1,812,192
Honeywell International, Inc.	151,845	8,597,464
L-3 Communications Holdings, Inc.	25,620	2,834,853
Lockheed Martin Corp.	70,405	7,791,721
Northrop Grumman Corp.	69,713	5,492,687
Precision Castparts Corp.	28,000	4,125,520
Raytheon Co.	88,690	5,485,476
Rockwell Collins, Inc.	33,830	2,439,820
United Technologies Corp.	201,200	15,043,724
Aerospace & Defense Total		75,642,448
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc. (b)	35,000	1,804,250
Expeditors International Washington, Inc.	43,300	2,031,636
FedEx Corp.	62,690	6,173,084
United Parcel Service, Inc., Class B	213,015	15,694,945
Air Freight & Logistics Total		25,703,915
Airlines – 0.1%
Southwest Airlines Co.	151,650	2,145,847
Airlines Total		2,145,847
Building Products – 0.1%
Masco Corp.	74,485	1,668,464
Trane, Inc.	36,855	1,352,947
Building Products Total		3,021,411
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	58,545	667,998
Avery Dennison Corp.	21,630	1,127,139
Cintas Corp.	27,350	874,927
Equifax, Inc.	28,985	1,079,112
Monster Worldwide, Inc. (a)	26,895	908,244
Pitney Bowes, Inc.	44,565	1,715,753
R.R. Donnelley & Sons Co.	45,025	1,650,617
Robert Half International, Inc.	33,290	897,498

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Waste Management, Inc.	105,310	3,614,239
Commercial Services & Supplies Total		12,535,527
Construction & Engineering – 0.2%
Fluor Corp.	17,915	2,636,551
Jacobs Engineering Group, Inc. (a)	24,300	2,035,611
Construction & Engineering Total		4,672,162
Electrical Equipment – 0.5%
Cooper Industries Ltd., Class A	37,230	1,869,691
Emerson Electric Co.	160,690	9,162,544
Rockwell Automation, Inc.	30,905	2,098,140
Electrical Equipment Total		13,130,375
Industrial Conglomerates – 3.6%
3M Co.	145,230	12,091,850
General Electric Co. (d)	2,078,640	79,591,126
Textron, Inc.	50,670	3,498,763
Tyco International Ltd.	100,876	4,048,154
Industrial Conglomerates Total		99,229,893
Machinery – 1.8%
Caterpillar, Inc.	129,640	9,321,116
Cummins, Inc.	21,140	2,471,266
Danaher Corp.	50,060	4,346,209
Deere & Co.	44,980	7,727,564
Dover Corp.	41,460	1,918,769
Eaton Corp.	29,600	2,643,576
Illinois Tool Works, Inc.	85,070	4,721,385
Ingersoll-Rand Co., Ltd., Class A	58,130	3,001,833
ITT Corp.	36,730	2,366,881
Manitowoc Co., Inc.	25,500	1,118,175
Paccar, Inc. (b)	75,592	3,825,711
Pall Corp.	24,870	951,278
Parker Hannifin Corp.	35,392	2,811,187
Terex Corp. (a)	20,700	1,334,115
Machinery Total		48,559,065
Road & Rail – 0.7%
Burlington Northern Santa Fe Corp.	60,940	5,089,709
CSX Corp.	89,050	3,740,100
Norfolk Southern Corp.	79,880	4,090,655
Ryder System, Inc.	12,160	527,257

12

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Union Pacific Corp.	54,095	6,823,543
Road & Rail Total		20,271,264
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	14,515	1,281,675
Trading Companies & Distributors Total		1,281,675
INDUSTRIALS TOTAL		306,193,582
INFORMATION TECHNOLOGY – 15.6%
Communications Equipment – 2.5%
Ciena Corp. (a)(b)	17,418	766,044
Cisco Systems, Inc. (a)	1,235,650	34,622,913
Corning, Inc.	319,160	7,752,396
JDS Uniphase Corp. (a)(b)	42,955	578,174
Juniper Networks, Inc. (a)	104,300	3,099,796
Motorola, Inc.	469,580	7,499,193
QUALCOMM, Inc.	339,640	13,850,519
Tellabs, Inc. (a)	88,950	619,092
Communications Equipment Total		68,788,127
Computers & Peripherals – 4.2%
Apple, Inc. (a)	176,390	32,141,786
Dell, Inc. (a)	460,825	11,308,645
EMC Corp. (a)	425,470	8,198,807
Hewlett-Packard Co.	523,066	26,760,056
International Business Machines Corp.	276,000	29,029,680
Lexmark International, Inc., Class A (a)(b)	19,185	669,173
Network Appliance, Inc. (a)(b)	72,200	1,784,062
QLogic Corp. (a)	29,780	402,626
SanDisk Corp. (a)(b)	46,200	1,729,728
Seagate Technology, Inc., Escrow Shares (a)(e)	64,266	643
Sun Microsystems, Inc. (a)	179,426	3,728,477
Teradata Corp. (a)	36,600	950,136
Computers & Peripherals Total		116,703,819
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	78,435	2,967,196
Jabil Circuit, Inc. (b)	42,095	713,510
Molex, Inc.	29,165	803,788
Tyco Electronics Ltd.	100,876	3,771,754
Electronic Equipment & Instruments Total		8,256,248
Internet Software & Services – 1.8%
Akamai Technologies, Inc. (a)(b)	33,600	1,278,816

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
eBay, Inc. (a)	231,470	7,761,189
Google, Inc., Class A (a)	46,900	32,501,700
VeriSign, Inc. (a)(b)	49,500	2,024,550
Yahoo!, Inc. (a)	273,310	7,327,441
Internet Software & Services Total		50,893,696
IT Services – 0.8%
Affiliated Computer Services, Inc., Class A (a)	20,210	848,012
Automatic Data Processing, Inc.	107,725	4,854,088
Cognizant Technology Solutions Corp., Class A (a)	58,600	1,822,460
Computer Sciences Corp. (a)(b)	35,320	1,865,602
Convergys Corp. (a)	27,525	448,933
Electronic Data Systems Corp.	103,275	2,092,352
Fidelity National Information Services, Inc.	34,500	1,491,090
Fiserv, Inc. (a)	33,820	1,735,981
Paychex, Inc.	68,960	2,689,440
Unisys Corp. (a)(b)	70,995	352,135
Western Union Co.	156,745	3,542,437
IT Services Total		21,742,530
Office Electronics – 0.1%
Xerox Corp. (a)	189,825	3,204,246
Office Electronics Total		3,204,246
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc. (a)(b)	111,555	1,088,777
Altera Corp.	72,275	1,357,324
Analog Devices, Inc.	63,175	1,944,526
Applied Materials, Inc.	279,555	5,264,021
Broadcom Corp., Class A (a)	95,150	2,544,311
Intel Corp.	1,184,775	30,898,932
KLA-Tencor Corp.	39,145	1,882,092
Linear Technology Corp. (b)	45,040	1,371,918
LSI Logic Corp. (a)(b)	145,240	806,082
MEMC Electronic Materials, Inc. (a)	45,700	3,545,406
Microchip Technology, Inc.	44,100	1,269,639
Micron Technology, Inc. (a)(b)	153,555	1,277,578
National Semiconductor Corp.	48,760	1,114,654
Novellus Systems, Inc. (a)(b)	25,085	652,461

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
NVIDIA Corp. (a)	111,320	3,511,033
Teradyne, Inc. (a)	35,270	384,090
Texas Instruments, Inc.	289,970	9,154,353
Xilinx, Inc.	60,035	1,314,766
Semiconductors & Semiconductor Equipment Total		69,381,963
Software – 3.4%
Adobe Systems, Inc. (a)	119,370	5,030,252
Autodesk, Inc. (a)	46,690	2,198,632
BMC Software, Inc. (a)	40,800	1,349,664
CA, Inc.	78,804	1,929,910
Citrix Systems, Inc. (a)	36,505	1,349,955
Compuware Corp. (a)	61,490	507,907
Electronic Arts, Inc. (a)	63,090	3,545,027
Intuit, Inc. (a)	68,740	2,015,457
Microsoft Corp.	1,635,720	54,960,192
Novell, Inc. (a)	70,965	498,174
Oracle Corp. (a)	798,765	16,119,078
Symantec Corp. (a)	182,430	3,247,254
Software Total		92,751,502
INFORMATION TECHNOLOGY TOTAL		431,722,131
MATERIALS – 3.2%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	43,815	4,339,438
Ashland, Inc.	11,350	558,874
Dow Chemical Co.	192,725	8,082,886
E.I. Du Pont de Nemours & Co.	186,795	8,620,589
Eastman Chemical Co.	17,050	1,094,781
Ecolab, Inc.	35,325	1,692,067
Hercules, Inc.	23,570	457,494
International Flavors & Fragrances, Inc.	18,090	907,033
Monsanto Co.	110,644	10,994,694
PPG Industries, Inc.	33,305	2,286,055
Praxair, Inc.	64,905	5,541,589
Rohm and Haas Co. (b)	27,895	1,516,651
Sigma-Aldrich Corp.	26,600	1,400,490
Chemicals Total		47,492,641
Construction Materials – 0.1%
Vulcan Materials Co. (b)	19,355	1,718,724
Construction Materials Total		1,718,724

15

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.1%
Ball Corp.	20,755	959,919
Bemis Co., Inc. (b)	21,205	575,292
Pactiv Corp. (a)	26,550	674,370
Sealed Air Corp.	32,730	764,900
Temple-Inland, Inc.	21,520	989,274
Containers & Packaging Total		3,963,755
Metals & Mining – 1.0%
Alcoa, Inc.	179,360	6,523,323
Allegheny Technologies, Inc.	20,740	2,027,335
Freeport-McMoRan Copper & Gold, Inc.	77,410	7,658,171
Newmont Mining Corp.	91,600	4,551,604
Nucor Corp.	58,380	3,456,680
Titanium Metals Corp. (a)(b)	17,800	528,126
United States Steel Corp.	23,970	2,341,869
Metals & Mining Total		27,087,108
Paper & Forest Products – 0.3%
International Paper Co. (b)	87,195	2,942,831
MeadWestvaco Corp. (b)	37,195	1,222,600
Weyerhaeuser Co.	43,755	3,201,991
Paper & Forest Products Total		7,367,422
MATERIALS TOTAL		87,629,650
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	1,237,320	47,277,997
CenturyTel, Inc.	22,735	969,193
Citizens Communications Co.	68,995	895,555
Embarq Corp.	30,957	1,577,259
Qwest Communications International, Inc. (a)(b)	324,085	2,148,684
Verizon Communications, Inc.	588,895	25,446,153
Windstream Corp.	96,880	1,254,596
Diversified Telecommunication Services Total		79,569,437
Wireless Telecommunication Services – 0.4%
American Tower Corp., Class A (a)	83,400	3,798,036

16

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Sprint Nextel Corp.	577,545	8,963,498
Wireless Telecommunication Services Total		12,761,534
TELECOMMUNICATION SERVICES TOTAL		92,330,971
UTILITIES – 3.4%
Electric Utilities – 2.0%
Allegheny Energy, Inc.	33,690	2,046,668
American Electric Power Co., Inc.	81,015	3,861,985
Duke Energy Corp.	255,687	5,060,046
Edison International	66,130	3,701,957
Entergy Corp.	39,685	4,743,945
Exelon Corp.	136,750	11,086,322
FirstEnergy Corp.	61,805	4,237,351
FPL Group, Inc.	82,530	5,757,293
Pepco Holdings, Inc.	39,300	1,104,330
Pinnacle West Capital Corp. (b)	20,355	872,415
PPL Corp.	77,690	3,959,082
Progress Energy, Inc.	52,530	2,564,515
Southern Co.	153,415	5,771,472
Electric Utilities Total		54,767,381
Gas Utilities – 0.1%
Nicor, Inc. (b)	9,145	385,370
Questar Corp.	35,000	1,870,750
Gas Utilities Total		2,256,120
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	135,610	2,963,078
Constellation Energy Group, Inc.	36,655	3,673,198
Dynegy, Inc. (a)	100,520	764,957
Independent Power Producers & Energy Traders Total		7,401,233
Multi-Utilities – 1.1%
Ameren Corp.	42,085	2,266,277
CenterPoint Energy, Inc. (b)	65,150	1,162,927
CMS Energy Corp.	45,525	793,501
Consolidated Edison, Inc. (b)	54,980	2,663,781
Dominion Resources, Inc.	118,090	5,577,391
DTE Energy Co.	34,655	1,699,828
Integrys Energy Group, Inc. (b)	15,399	785,503
NiSource, Inc.	55,620	1,029,526
PG&E Corp.	71,675	3,316,402
Public Service Enterprise Group, Inc.	51,590	4,939,227

17

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Sempra Energy	53,540	3,352,675
TECO Energy, Inc.	42,710	739,737
Xcel Energy, Inc. (b)	85,205	1,969,088
Multi-Utilities Total		30,295,863
UTILITIES TOTAL		94,720,597

Total Common Stocks (cost of $1,666,858,790)		2,647,142,270
Securities Lending Collateral – 3.7%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 4.816%) (f)	103,128,558	103,128,558

Total Securities Lending Collateral (cost of $103,128,558)		103,128,558

	Par ($)
Short-Term Obligation – 3.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/37, market value $108,933,721 (repurchase proceeds $106,833,959)	106,794,000	106,794,000

Total Short-Term Obligation (cost of $106,794,000)		106,794,000

Total Investments – 103.5% (cost of $1,876,781,348)(g)(h)		2,857,064,828

Other Assets & Liabilities, Net – (3.5)%		(95,563,639)

Net Assets – 100.0%		2,761,501,189

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

18

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $102,107,914.

(c)	Investments in affiliates during the nine months ended November 30, 2007:

Security name:	Bank of America Corp.
Shares as of 02/28/07:	925,734
Shares purchased:	4,100
Shares sold:	(29,600)
Shares as of 11/30/07:	900,234
Net realized gain:	$1,226,385
Dividend income earned:	$1,076,761
Value at end of period:	$41,527,794

(d)	A portion of this security with a market value of $7,658,000 is pledged as collateral for open futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $1,876,781,348.

(h)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,153,278,896	$(172,995,416)	$980,283,480

At November 30, 2007 the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	300	$111,277,500	$111,834,753	Dec-2007	$(557,253)

19

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 5.6%
Automobiles – 0.2%
General Motors Corp. (a)	303,100	9,041,473
Automobiles Total		9,041,473
Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp.	687,319	40,187,542
Hotels, Restaurants & Leisure Total		40,187,542
Household Durables – 2.2%
Newell Rubbermaid, Inc.	1,733,700	46,428,486
Sony Corp., ADR	850,100	45,879,897
Household Durables Total		92,308,383
Multiline Retail – 1.5%
J.C. Penney Co., Inc.	568,200	25,068,984
Macy’s, Inc.	1,312,400	38,912,660
Multiline Retail Total		63,981,644
Textiles, Apparel & Luxury Goods – 0.7%
V.F. Corp.	391,300	29,265,327
Textiles, Apparel & Luxury Goods Total		29,265,327
CONSUMER DISCRETIONARY TOTAL		234,784,369
CONSUMER STAPLES – 10.3%
Beverages – 1.2%
Diageo PLC, ADR	534,198	48,387,655
Beverages Total		48,387,655
Food & Staples Retailing – 1.0%
Sysco Corp.	1,225,900	39,854,009
Food & Staples Retailing Total		39,854,009
Food Products – 1.4%
ConAgra Foods, Inc.	2,419,200	60,528,384
Food Products Total		60,528,384
Household Products – 0.6%
Colgate-Palmolive Co.	338,400	27,099,072
Household Products Total		27,099,072
Personal Products – 1.0%
Avon Products, Inc.	987,800	40,549,190
Personal Products Total		40,549,190
Tobacco – 5.1%
Altria Group, Inc.	1,231,377	95,505,600

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group	1,301,000	115,723,950
Tobacco Total		211,229,550
CONSUMER STAPLES TOTAL		427,647,860
ENERGY – 14.7%
Energy Equipment & Services – 1.7%
Halliburton Co.	1,123,298	41,123,940
Weatherford International Ltd. (b)	445,000	27,865,900
Energy Equipment & Services Total		68,989,840
Oil, Gas & Consumable Fuels – 13.0%
ConocoPhillips	1,033,580	82,727,743
Exxon Mobil Corp.	2,391,928	213,264,301
Hess Corp.	796,300	56,712,486
Newfield Exploration Co. (a)(b)	700,900	34,939,865
Occidental Petroleum Corp.	1,611,500	112,434,355
XTO Energy, Inc.	708,200	43,780,924
Oil, Gas & Consumable Fuels Total		543,859,674
ENERGY TOTAL		612,849,514
FINANCIALS – 25.5%
Capital Markets – 2.0%
Goldman Sachs Group, Inc.	118,600	26,879,504
Morgan Stanley	455,300	24,003,416
State Street Corp.	398,000	31,796,220
Capital Markets Total		82,679,140
Commercial Banks – 8.3%
Marshall & Ilsley Corp. (a)	972,703	30,610,964
PNC Financial Services Group, Inc.	692,979	50,732,993
U.S. Bancorp	2,784,482	92,138,509
Wachovia Corp.	1,691,332	72,727,276
Wells Fargo & Co.	3,030,414	98,276,326
Commercial Banks Total		344,486,068
Diversified Financial Services – 4.9%
Citigroup, Inc.	2,309,710	76,913,343
JPMorgan Chase & Co.	2,774,310	126,564,022
Diversified Financial Services Total		203,477,365
Insurance – 7.4%
ACE Ltd.	1,527,300	91,378,359
Ambac Financial Group, Inc. (a)	846,073	23,038,568
American International Group, Inc.	645,847	37,543,086
Genworth Financial, Inc., Class A	879,987	23,090,859

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Hartford Financial Services Group, Inc.	502,060	47,856,359
Loews Corp.	868,800	41,519,952
Prudential Financial, Inc.	484,300	45,592,002
Insurance Total		310,019,185
Real Estate Investment Trusts (REITs) – 2.3%
General Growth Properties, Inc.	595,600	27,659,664
Plum Creek Timber Co., Inc. (a)	1,044,000	48,410,280
Rayonier, Inc. (a)	461,100	21,385,818
Real Estate Investment Trusts (REITs) Total		97,455,762
Thrifts & Mortgage Finance – 0.6%
Fannie Mae	618,300	23,755,086
Thrifts & Mortgage Finance Total		23,755,086
FINANCIALS TOTAL		1,061,872,606
HEALTH CARE – 8.0%
Health Care Providers & Services – 2.3%
CIGNA Corp.	654,358	35,080,132
McKesson Corp.	546,900	36,494,637
Medco Health Solutions, Inc. (b)	246,200	24,617,538
Health Care Providers & Services Total		96,192,307
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc. (a)(b)	644,800	37,166,272
Life Sciences Tools & Services Total		37,166,272
Pharmaceuticals – 4.8%
Johnson & Johnson	1,403,500	95,073,090
Merck & Co., Inc.	1,324,900	78,646,064
Schering-Plough Corp.	892,300	27,928,990
Pharmaceuticals Total		201,648,144
HEALTH CARE TOTAL		335,006,723
INDUSTRIALS – 10.6%
Aerospace & Defense – 4.7%
Goodrich Corp.	703,700	50,166,773
L-3 Communications Holdings, Inc.	530,400	58,688,760
United Technologies Corp.	1,141,780	85,370,890
Aerospace & Defense Total		194,226,423
Electrical Equipment – 0.8%
ABB Ltd., ADR	1,157,700	34,013,226
Electrical Equipment Total		34,013,226
Industrial Conglomerates – 4.4%
General Electric Co.	4,779,716	183,015,326
Industrial Conglomerates Total		183,015,326

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.7%
Eaton Corp.	350,200	31,276,362
Machinery Total		31,276,362
INDUSTRIALS TOTAL		442,531,337
INFORMATION TECHNOLOGY – 7.2%
Computers & Peripherals – 2.7%
EMC Corp. (b)	1,578,800	30,423,476
Hewlett-Packard Co.	1,643,080	84,059,973
Computers & Peripherals Total		114,483,449
Electronic Equipment & Instruments – 1.0%
Agilent Technologies, Inc. (b)	1,080,800	40,886,664
Electronic Equipment & Instruments Total		40,886,664
IT Services – 0.2%
Metavante Technologies, Inc. (a)(b)	324,234	7,386,051
IT Services Total		7,386,051
Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	1,211,000	31,582,880
Intersil Corp., Class A	968,600	24,156,884
Microchip Technology, Inc.	382,200	11,003,538
NVIDIA Corp. (b)	756,999	23,875,748
Texas Instruments, Inc.	921,200	29,082,284
Semiconductors & Semiconductor Equipment Total		119,701,334
Software – 0.5%
Electronic Arts, Inc. (b)	354,100	19,896,879
Software Total		19,896,879
INFORMATION TECHNOLOGY TOTAL		302,354,377
MATERIALS – 3.2%
Chemicals – 0.5%
Dow Chemical Co.	498,600	20,911,284
Chemicals Total		20,911,284
Metals & Mining – 1.6%
Alcoa, Inc.	1,262,600	45,920,762
Freeport-McMoRan Copper & Gold, Inc.	55,300	5,470,829
Nucor Corp.	237,100	14,038,691
Metals & Mining Total		65,430,282

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 1.1%
Weyerhaeuser Co.	628,900	46,022,902
Paper & Forest Products Total		46,022,902
MATERIALS TOTAL		132,364,468
TELECOMMUNICATION SERVICES – 4.9%
Diversified Telecommunication Services – 4.9%
AT&T, Inc.	4,064,251	155,295,031
Verizon Communications, Inc.	1,093,302	47,241,579
Diversified Telecommunication Services Total		202,536,610
TELECOMMUNICATION SERVICES TOTAL		202,536,610
UTILITIES – 6.2%
Electric Utilities – 3.4%
Entergy Corp.	233,793	27,947,615
Exelon Corp.	369,800	29,979,686
FPL Group, Inc.	911,000	63,551,360
PPL Corp.	432,100	22,019,816
Electric Utilities Total		143,498,477
Independent Power Producers & Energy Traders – 0.8%
Mirant Corp. (b)	825,200	31,844,468
Independent Power Producers & Energy Traders Total		31,844,468
Multi-Utilities – 2.0%
PG&E Corp.	740,443	34,260,298
Public Service Enterprise Group, Inc.	490,945	47,003,074
Multi-Utilities Total		81,263,372
UTILITIES TOTAL		256,606,317

Total Common Stocks (cost of $3,375,835,944)		4,008,554,181

	Par ($)
Convertible Bond – 1.0%
CONSUMER DISCRETIONARY – 1.0%
Media – 1.0%
Liberty Media Corp.
0.750% 03/30/23	39,333,000	41,742,146
Media Total		41,742,146
CONSUMER DISCRETIONARY TOTAL		41,742,146

Total Convertible Bond (cost of $42,817,281)		41,742,146

5

	Shares	Values ($)
Convertible Preferred Stock – 0.5%
HEALTH CARE – 0.5%
Pharmaceuticals – 0.5%
Schering-Plough Corp.	79,800	21,705,600
Pharmaceuticals Total		21,705,600
HEALTH CARE TOTAL		21,705,600

Total Convertible Preferred Stock (cost of $21,162,162)		21,705,600
Securities Lending Collateral – 2.7%
State Street Navigator Securities Lending Prime Portfolio(c) (7 day yield of 4.816%)	111,049,533	111,049,533

Total Securities Lending Collateral (cost of $111,049,533)		111,049,533

	Par ($)
Short-Term Obligation – 2.1%
Repurchase agreements with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations maturing to 05/14/10, market value $87,524,244 (repurchase proceeds $85,836,105)	85,804,000	85,804,000

Total Short-Term Obligation (cost of $85,804,000)		85,804,000

Total Investments – 102.5% (cost of $3,636,668,920)(d)(e)		4,268,855,460

Other Assets & Liabilities, Net – (2.5)%		(102,379,989)

Net Assets – 100.0%		4,166,475,471

6

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $113,516,442.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $3,636,668,920.

(e)	Unrealized appreciation and depreciation at November 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$795,283,043	$(163,096,503)	$632,186,540

For the nine months ended November 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	—	$—
Options written	10,765	2,659,615
Options terminated in closing purchase transactions	(3,925)	(1,569,878)
Options exercised	(3,839)	(698,287)
Options expired	(3,001)	(391,450)
Options outstanding at November 30, 2007	—	$—

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks – 87.2%
CONSUMER DISCRETIONARY – 18.4%
Hotels, Restaurants & Leisure – 13.0%
Chipotle Mexican Grill, Inc., Class A (a)	489,188	65,135,382
Las Vegas Sands Corp. (a)	3,241,415	367,576,461
McDonald’s Corp.	2,729,453	159,591,117
MGM Mirage (a)	2,132,298	184,443,777
Vail Resorts, Inc. (a)	2,630,652	146,027,493
Wynn Resorts Ltd.	1,599,593	203,052,335
Hotels, Restaurants & Leisure Total		1,125,826,565
Household Durables – 0.5%
Cyrela Brazil Realty SA	2,746,757	42,472,307
Household Durables Total		42,472,307
Internet & Catalog Retail – 0.2%
Blue Nile, Inc. (a)	285,414	21,066,407
Internet & Catalog Retail Total		21,066,407
Media – 1.7%
Comcast Corp., Class A (a)	6,932,937	142,402,526
Media Total		142,402,526
Multiline Retail – 2.6%
Saks, Inc.	11,081,964	228,288,458
Multiline Retail Total		228,288,458
Textiles, Apparel & Luxury Goods – 0.4%
Lululemon Athletica, Inc. (a)	900,829	33,033,400
Textiles, Apparel & Luxury Goods Total		33,033,400
CONSUMER DISCRETIONARY TOTAL		1,593,089,663
CONSUMER STAPLES – 9.3%
Beverages – 3.4%
Heineken Holding NV	5,243,634	293,575,998
Beverages Total		293,575,998
Food & Staples Retailing – 5.9%
Costco Wholesale Corp.	7,558,003	509,409,402
Food & Staples Retailing Total		509,409,402
CONSUMER STAPLES TOTAL		802,985,400
ENERGY – 4.4%
Energy Equipment & Services – 1.3%
Schlumberger Ltd.	1,238,204	115,710,164
Energy Equipment & Services Total		115,710,164

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 3.1%
Petroleo Brasileiro SA, ADR	2,737,395	263,611,138
Oil, Gas & Consumable Fuels Total		263,611,138
ENERGY TOTAL		379,321,302
FINANCIALS – 17.7%
Capital Markets – 9.9%
BlackRock, Inc., Class A	659,296	130,784,548
Goldman Sachs Group, Inc.	1,298,844	294,370,004
Jefferies Group, Inc.	6,220,021	158,983,737
Merrill Lynch & Co., Inc.	4,636,412	277,906,535
Capital Markets Total		862,044,824
Commercial Banks – 4.3%
Industrial & Commercial Bank of China, Class H	98,837,000	78,450,627
Wells Fargo & Co.	9,005,508	292,048,625
Commercial Banks Total		370,499,252
Diversified Financial Services – 1.5%
Bovespa Holding SA (a)	7,076,103	133,809,277
Diversified Financial Services Total		133,809,277
Real Estate Investment Trusts (REITs) – 0.9%
ProLogis	1,162,976	76,081,890
Real Estate Investment Trusts (REITs) Total		76,081,890
Real Estate Management & Development – 1.1%
St. Joe Co.	3,296,161	93,775,780
Real Estate Management & Development Total		93,775,780
FINANCIALS TOTAL		1,536,211,023
HEALTH CARE – 8.8%
Biotechnology – 5.7%
Amylin Pharmaceuticals, Inc. (a)	3,859,879	147,408,779
Genentech, Inc. (a)	2,331,093	177,745,841
Gilead Sciences, Inc. (a)	2,731,122	127,106,418
Onyx Pharmaceuticals, Inc. (a)	854,243	46,590,413
Biotechnology Total		498,851,451
Health Care Providers & Services – 3.1%
athenahealth, Inc. (a)	985,169	42,027,310

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.	4,066,817	223,674,935
Health Care Providers & Services Total		265,702,245
HEALTH CARE TOTAL		764,553,696
INDUSTRIALS – 8.9%
Aerospace & Defense – 5.7%
DRS Technologies, Inc. (b)	2,565,041	151,876,078
Raytheon Co.	5,549,641	343,245,296
Aerospace & Defense Total		495,121,374
Commercial Services & Supplies – 0.3%
Duff & Phelps Corp., Class A (a)	1,271,844	25,347,851
Commercial Services & Supplies Total		25,347,851
Construction & Engineering – 0.5%
Aecom Technology Corp. (a)	1,486,957	39,538,187
Construction & Engineering Total		39,538,187
Electrical Equipment – 0.6%
Suntech Power Holdings Co., Ltd., ADR (a)	587,831	46,538,580
Electrical Equipment Total		46,538,580
Machinery – 1.3%
Cummins, Inc.	988,589	115,566,054
Machinery Total		115,566,054
Road & Rail – 0.5%
All America Latina Logistica SA	3,508,117	45,908,643
Road & Rail Total		45,908,643
INDUSTRIALS TOTAL		768,020,689
INFORMATION TECHNOLOGY – 16.5%
Communications Equipment – 1.0%
Infinera Corp. (a)	1,268,025	27,655,625
QUALCOMM, Inc.	1,558,278	63,546,577
Communications Equipment Total		91,202,202
Computers & Peripherals – 3.7%
Apple, Inc. (a)	1,765,135	321,642,899
Computers & Peripherals Total		321,642,899
Internet Software & Services – 3.6%
Google, Inc., Class A (a)	446,036	309,102,948
Internet Software & Services Total		309,102,948
IT Services – 7.1%
Mastercard, Inc., Class A	2,853,678	572,590,491
Redecard SA	2,305,700	41,980,280
IT Services Total		614,570,771

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 1.1%
NVIDIA Corp. (a)	2,942,378	92,802,602
Semiconductors & Semiconductor Equipment Total		92,802,602
INFORMATION TECHNOLOGY TOTAL		1,429,321,422
MATERIALS – 3.2%
Chemicals – 1.1%
Monsanto Co.	906,401	90,069,067
Chemicals Total		90,069,067
Construction Materials – 2.1%
Holcim Ltd., Registered Shares	1,704,275	183,286,120
Construction Materials Total		183,286,120
MATERIALS TOTAL		273,355,187

Total Common Stocks (cost of $6,370,463,875)		7,546,858,382

	Par ($)
Short-Term Obligations – 14.5%
REPURCHASE AGREEMENT – 7.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations maturing 10/15/37, market value $636,458,931 (repurchase proceeds $624,204,469)	623,971,000	623,971,000
REPURCHASE AGREEMENT TOTAL		623,971,000
U.S. GOVERNMENT OBLIGATIONS – 7.3%
U. S. Treasury Bill
3.900% 02/14/08	432,400,000	428,886,750
3.650% 02/14/08	167,394,000	166,121,108
3.550% 02/07/08	34,760,000	34,510,501
U.S. GOVERNMENT OBLIGATIONS TOTAL		629,518,359

4

Total Short-Term Obligations (cost of $1,253,489,359)	1,253,489,359

Total Investments – 101.7% (cost of $7,623,953,234)(c)(d)	8,800,347,741

Other Assets & Liabilities, Net – (1.7)%	(145,886,620)

Net Assets – 100.0%	8,654,461,121

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the nine months ended November 30, 2007:

Security name: DRS Technologies, Inc.
Shares as of 2/28/07:	2,131,420
Shares purchased:	615,249
Shares sold:	(181,628)
Shares as of 11/30/07:	2,565,041
Net realized gain/loss:	$(571,887)
Dividend income earned:	$211,668
Value at end of period:	$151,876,078

(c)	Cost for federal income tax purposes is $7,623,953,234.

(d)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,364,030,503	$(187,635,996)	$1,176,394,507

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks – 95.4%
CONSUMER DISCRETIONARY – 23.0%
Auto Components – 4.0%
Continental AG	1,119,303	145,588,808
Auto Components Total		145,588,808
Automobiles – 3.3%
DaimlerChrysler AG, Registered Shares	1,189,050	120,983,728
Automobiles Total		120,983,728
Hotels, Restaurants & Leisure – 4.7%
Accor SA	838,221	70,940,070
Las Vegas Sands Corp. (a)	583,397	66,157,220
Shangri-La Asia Ltd.	12,706,665	35,903,985
Hotels, Restaurants & Leisure Total		173,001,275
Household Durables – 1.0%
Gafisa SA	1,949,968	36,384,465
Household Durables Total		36,384,465
Media – 6.0%
British Sky Broadcasting Group PLC	7,676,258	98,635,114
Grupo Televisa SA, ADR	2,782,836	67,261,146
JC Decaux SA	1,381,037	53,479,700
Media Total		219,375,960
Multiline Retail – 1.9%
PPR	404,599	68,087,225
Multiline Retail Total		68,087,225
Specialty Retail – 2.1%
Esprit Holdings Ltd.	2,273,000	33,952,170
Yamada Denki Co., Ltd.	361,830	41,713,921
Specialty Retail Total		75,666,091
CONSUMER DISCRETIONARY TOTAL		839,087,552
CONSUMER STAPLES – 9.1%
Beverages – 1.5%
Heineken NV	812,425	53,341,576
Beverages Total		53,341,576
Food & Staples Retailing – 4.1%
Tesco PLC	15,421,762	151,869,820
Food & Staples Retailing Total		151,869,820
Food Products – 2.3%
Nestle SA, Registered Shares	172,476	82,693,451
Food Products Total		82,693,451

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.2%
Reckitt Benckiser PLC	727,211	43,207,611
Household Products Total		43,207,611
CONSUMER STAPLES TOTAL		331,112,458
ENERGY – 6.0%
Energy Equipment & Services – 2.1%
Cie Generale de Geophysique-Veritas (a)	131,686	39,504,837
Schlumberger Ltd.	389,834	36,429,987
Energy Equipment & Services Total		75,934,824
Oil, Gas & Consumable Fuels – 3.9%
CNOOC Ltd.	20,549,300	37,741,700
Petroleo Brasileiro SA, ADR	1,108,700	106,767,810
Oil, Gas & Consumable Fuels Total		144,509,510
ENERGY TOTAL		220,444,334
FINANCIALS – 15.0%
Capital Markets – 6.5%
Credit Suisse Group, Registered Shares	968,847	58,299,345
Julius Baer Holding AG	862,348	72,868,044
Macquarie Group Ltd.	485,938	34,461,253
Man Group PLC	4,764,038	54,456,781
Nomura Holdings, Inc.	1,073,400	19,204,601
Capital Markets Total		239,290,024
Commercial Banks – 5.4%
Erste Bank der Oesterreichischen Sparkassen AG	604,708	43,923,272
ICICI Bank Ltd., ADR	981,140	59,368,781
Mitsui Trust Holdings, Inc.	4,413,000	37,332,673
Uniao de Bancos Brasileiros SA, GDR	366,715	54,904,570
Commercial Banks Total		195,529,296
Diversified Financial Services – 1.9%
Bovespa Holding SA (a)	3,600,500	68,085,542
Diversified Financial Services Total		68,085,542
Real Estate Management & Development – 1.2%
CapitaLand Ltd.	9,047,000	43,735,497
Real Estate Management & Development Total		43,735,497
FINANCIALS TOTAL		546,640,359
HEALTH CARE – 6.9%
Biotechnology – 2.2%
Actelion Ltd. (a)	828,806	36,700,032

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
CSL Ltd.	1,421,910	43,788,363
Biotechnology Total		80,488,395
Life Sciences Tools & Services – 2.1%
Lonza Group AG, Registered Shares	650,737	75,959,058
Life Sciences Tools & Services Total		75,959,058
Pharmaceuticals – 2.6%
Roche Holding AG, Genusschein Shares	512,427	97,503,880
Pharmaceuticals Total		97,503,880
HEALTH CARE TOTAL		253,951,333
INDUSTRIALS – 8.6%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	353,733	18,898,880
Aerospace & Defense Total		18,898,880
Building Products – 1.0%
Daikin Industries Ltd.	750,024	38,407,385
Building Products Total		38,407,385
Electrical Equipment – 3.4%
ABB Ltd., Registered Shares	2,381,162	69,760,236
Alstom	163,927	36,732,790
Suntech Power Holdings Co., Ltd., ADR (a)	234,349	18,553,410
Electrical Equipment Total		125,046,436
Machinery – 0.7%
GEA Group AG	714,658	25,886,815
Machinery Total		25,886,815
Marine – 0.5%
Kuehne & Nagel International AG	174,733	17,958,519
Marine Total		17,958,519
Road & Rail – 0.6%
All America Latina Logistica SA	1,558,300	20,392,546
Road & Rail Total		20,392,546
Trading Companies & Distributors – 1.4%
Marubeni Corp.	6,656,000	50,617,108
Trading Companies & Distributors Total		50,617,108

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.5%
China Merchants Holdings International Co., Ltd.	2,826,000	18,275,111
Transportation Infrastructure Total		18,275,111
INDUSTRIALS TOTAL		315,482,800
INFORMATION TECHNOLOGY – 9.7%
Communications Equipment – 2.0%
Research In Motion Ltd. (a)	630,421	71,754,518
Communications Equipment Total		71,754,518
Computers & Peripherals – 0.4%
FUJITSU Ltd.	2,420,000	16,922,468
Computers & Peripherals Total		16,922,468
Electronic Equipment & Instruments – 0.6%
Hon Hai Precision Industry Co., Ltd.	3,254,000	20,777,509
Electronic Equipment & Instruments Total		20,777,509
Internet Software & Services – 1.0%
Baidu.com, ADR (a)	94,816	36,215,919
Internet Software & Services Total		36,215,919
IT Services – 0.9%
Redecard SA	1,901,300	34,617,299
IT Services Total		34,617,299
Semiconductors & Semiconductor Equipment – 1.5%
Samsung Electronics Co., Ltd.	89,934	55,162,254
Semiconductors & Semiconductor Equipment Total		55,162,254
Software – 3.3%
Nintendo Co., Ltd.	196,300	119,248,076
Software Total		119,248,076
INFORMATION TECHNOLOGY TOTAL		354,698,043
MATERIALS – 7.2%
Chemicals – 2.4%
Johnson Matthey PLC	546,636	19,397,287
Potash Corp. of Saskatchewan, Inc.	581,143	69,673,234
Chemicals Total		89,070,521
Construction Materials – 3.2%
Holcim Ltd., Registered Shares	1,087,421	116,946,605
Construction Materials Total		116,946,605

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.6%
Rio Tinto PLC	493,108	57,177,232
Metals & Mining Total		57,177,232
MATERIALS TOTAL		263,194,358
TELECOMMUNICATION SERVICES – 4.9%
Wireless Telecommunication Services – 4.9%
America Movil SAB de CV, ADR, Series L	937,674	57,816,979
China Mobile Ltd.	3,024,930	54,585,846
MTN Group Ltd.	3,227,781	65,267,107
Wireless Telecommunication Services Total		177,669,932
TELECOMMUNICATION SERVICES TOTAL		177,669,932
UTILITIES – 5.0%
Electric Utilities – 2.4%
Electricite de France	708,332	86,112,778
Electric Utilities Total		86,112,778
Multi-Utilities – 2.6%
Veolia Environnement	1,030,119	95,198,035
Multi-Utilities Total		95,198,035
UTILITIES TOTAL		181,310,813

Total Common Stocks (cost of $2,680,816,517)		3,483,591,982

	Par ($)
Short-Term Obligation – 5.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by a U.S. Government Agency Obligations with various maturities to 09/15/10, market value of $200,895,950 (repurchase proceeds $197,025,693)	196,952,000	196,952,000

Total Short-Term Obligation (cost of $196,952,000)		196,952,000

5

Total Investments – 100.8% (cost of $2,877,768,517)(b)(c)	3,680,543,982

Other Assets & Liabilities, Net – (0.8)%	(29,675,855)

Net Assets – 100.0%	3,650,868,127

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.  Swap agreements are stated at a fair value.  Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,877,768,517.

(c)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$866,221,284	$(63,445,819)	$802,775,465

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks – 97.4%
CONSUMER DISCRETIONARY – 13.8%
Auto Components – 1.0%
ArvinMeritor, Inc. (a)	135,250	1,367,378
BorgWarner, Inc.	108,450	10,477,354
Gentex Corp.	268,950	5,330,589
Lear Corp. (b)	144,275	4,247,456
Modine Manufacturing Co. (a)	61,525	1,251,419
Auto Components Total		22,674,196
Automobiles – 0.1%
Thor Industries, Inc. (a)	64,725	2,281,556
Automobiles Total		2,281,556
Diversified Consumer Services – 1.9%
Career Education Corp. (a)(b)	170,650	4,902,775
Corinthian Colleges, Inc. (a)(b)	158,300	2,763,918
DeVry, Inc.	111,725	6,142,641
ITT Educational Services, Inc. (b)	55,925	6,327,354
Matthews International Corp., Class A	58,600	2,586,604
Regis Corp.	82,675	2,429,818
Service Corp. International/US	537,200	7,134,016
Sotheby’s (a)	123,925	4,640,991
Strayer Education, Inc.	27,100	4,901,306
Diversified Consumer Services Total		41,829,423
Hotels, Restaurants & Leisure – 1.6%
Bob Evans Farms, Inc. (a)	66,125	2,039,295
Boyd Gaming Corp. (a)	105,000	4,065,600
Brinker International, Inc.	196,762	4,531,429
CBRL Group, Inc. (a)	45,725	1,529,959
Cheesecake Factory, Inc. (a)(b)	135,000	3,144,150
Chipotle Mexican Grill, Inc., Class A (a)(b)	61,400	8,175,410
International Speedway Corp., Class A	58,425	2,489,489
Life Time Fitness, Inc. (a)(b)	62,900	3,416,728
Ruby Tuesday, Inc. (a)	96,675	1,267,409
Scientific Games Corp., Class A (a)(b)	121,400	3,932,146
Hotels, Restaurants & Leisure Total		34,591,615
Household Durables – 1.4%
American Greetings Corp., Class A (a)	104,150	2,422,529
Blyth Industries, Inc.	48,000	944,160
Furniture Brands International, Inc. (a)	90,475	916,512
Hovnanian Enterprises, Inc., Class A (a)(b)	68,650	518,994

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
M.D.C. Holdings, Inc. (a)	65,200	2,307,428
Mohawk Industries, Inc. (a)(b)	103,150	8,297,386
NVR, Inc. (a)(b)	9,617	4,731,564
Ryland Group, Inc. (a)	78,250	1,799,750
Toll Brothers, Inc. (a)(b)	237,550	4,910,158
Tupperware Brands Corp.	115,575	4,031,256
Household Durables Total		30,879,737
Internet & Catalog Retail – 0.1%
NetFlix, Inc. (a)(b)	92,400	2,134,440
Internet & Catalog Retail Total		2,134,440
Leisure Equipment & Products – 0.1%
Callaway Golf Co. (a)	124,050	2,116,293
Leisure Equipment & Products Total		2,116,293
Media – 1.5%
Belo Corp., Class A	164,425	2,722,878
Entercom Communications Corp., Class A (a)	49,475	805,948
Getty Images, Inc. (a)(b)	88,700	2,585,605
Harte-Hanks, Inc. (a)	92,625	1,556,100
John Wiley & Sons, Inc., Class A (a)	83,600	3,523,740
Lamar Advertising Co., Class A (a)(b)	152,900	7,952,329
Lee Enterprises, Inc. (a)	74,350	1,040,900
Media General, Inc., Class A (a)	42,350	1,049,010
Scholastic Corp. (a)(b)	48,700	1,716,188
Valassis Communications, Inc. (a)(b)	89,550	1,104,151
Washington Post Co., Class B	10,825	8,730,362
Media Total		32,787,211
Multiline Retail – 0.5%
99 Cents Only Stores (a)(b)	87,851	708,079
Dollar Tree Stores, Inc. (b)	178,150	5,105,779
Saks, Inc. (a)	268,375	5,528,525
Multiline Retail Total		11,342,383
Specialty Retail – 5.0%
Advance Auto Parts, Inc.	187,400	6,738,904
Aeropostale, Inc. (a)(b)	144,225	3,684,949
American Eagle Outfitters, Inc. (a)	402,099	9,204,046
AnnTaylor Stores Corp. (b)	116,425	3,545,141
Barnes & Noble, Inc.	94,850	3,646,983

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Borders Group, Inc. (a)	110,075	1,377,038
CarMax, Inc. (a)(b)	407,250	9,313,807
Charming Shoppes, Inc. (a)(b)	229,300	1,268,029
Chico’s FAS, Inc. (a)(b)	329,400	3,725,514
Coldwater Creek, Inc. (a)(b)	115,600	953,700
Collective Brands, Inc. (a)(b)	122,600	1,879,458
Dick’s Sporting Goods, Inc. (a)(b)	155,200	4,851,552
Foot Locker, Inc.	288,825	3,769,166
GameStop Corp., Class A (b)	297,600	17,097,120
Guess ?, Inc.	102,100	4,791,553
O’Reilly Automotive, Inc. (a)(b)	214,850	7,059,971
Pacific Sunwear of California, Inc. (a)(b)	130,975	2,145,371
PETsMART, Inc.	251,800	7,171,264
Rent-A-Center, Inc. (a)(b)	129,425	1,832,658
Ross Stores, Inc.	256,550	6,767,789
Urban Outfitters, Inc. (a)(b)	210,950	5,526,890
Williams-Sonoma, Inc. (a)	168,625	4,908,674
Specialty Retail Total		111,259,577
Textiles, Apparel & Luxury Goods – 0.6%
Hanesbrands, Inc. (a)(b)	179,400	5,064,462
Phillips-Van Heusen Corp.	105,700	4,483,794
Timberland Co., Class A (a)(b)	94,050	1,531,134
Warnaco Group, Inc. (b)	85,100	3,140,190
Textiles, Apparel & Luxury Goods Total		14,219,580
CONSUMER DISCRETIONARY TOTAL		306,116,011
CONSUMER STAPLES – 3.2%
Beverages – 0.4%
Hansen Natural Corp. (a)(b)	110,700	4,805,487
PepsiAmericas, Inc.	110,800	3,750,580
Beverages Total		8,556,067
Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (b)	121,750	4,559,537
Ruddick Corp.	69,150	2,474,879
Food & Staples Retailing Total		7,034,416
Food Products – 1.2%
Corn Products International, Inc.	139,100	5,470,803
Hormel Foods Corp.	135,425	5,383,144
J. M. Smucker Co.	107,575	5,285,160
Lancaster Colony Corp. (a)	40,925	1,576,431

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Smithfield Foods, Inc. (a)(b)	218,525	6,566,676
Tootsie Roll Industries, Inc. (a)	50,462	1,243,384
Food Products Total		25,525,598
Household Products – 0.9%
Church & Dwight Co., Inc. (a)	123,300	6,919,596
Energizer Holdings, Inc. (b)	106,575	12,110,117
Household Products Total		19,029,713
Personal Products – 0.3%
Alberto-Culver Co.	157,600	4,028,256
NBTY, Inc. (b)	105,900	3,163,233
Personal Products Total		7,191,489
Tobacco – 0.1%
Universal Corp. (a)	51,225	2,749,758
Tobacco Total		2,749,758
CONSUMER STAPLES TOTAL		70,087,041
ENERGY – 8.8%
Energy Equipment & Services – 3.9%
Cameron International Corp. (b)	203,400	18,962,982
Exterran Holdings, Inc. (a)(b)	123,099	9,852,844
FMC Technologies, Inc. (b)	242,450	13,475,371
Grant Prideco, Inc. (b)	240,000	11,544,000
Helmerich & Payne, Inc.	193,200	6,675,060
Patterson-UTI Energy, Inc. (a)	293,025	5,523,521
Pride International, Inc. (b)	312,025	10,287,464
Superior Energy Services, Inc. (b)	152,400	5,318,760
Tidewater, Inc.	104,375	5,102,894
Energy Equipment & Services Total		86,742,896
Oil, Gas & Consumable Fuels – 4.9%
Arch Coal, Inc. (a)	267,750	10,137,015
Bill Barrett Corp. (a)(b)	62,700	2,420,220
Cimarex Energy Co. (a)	155,500	6,006,965
Denbury Resources, Inc. (b)	228,400	12,178,288
Encore Acquisition Co. (b)	99,500	3,238,725
Forest Oil Corp. (a)(b)	164,650	7,751,722
Frontier Oil Corp.	200,500	8,862,100
Newfield Exploration Co. (b)	243,200	12,123,520
Overseas Shipholding Group, Inc. (a)	53,225	3,810,910
Pioneer Natural Resources Co. (a)	227,050	10,119,619
Plains Exploration & Production Co. (b)	211,125	10,642,811

4

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Quicksilver Resources, Inc. (b)	95,400	4,827,240
Southwestern Energy Co. (b)	318,500	15,851,745
Oil, Gas & Consumable Fuels Total		107,970,880
ENERGY TOTAL		194,713,776
FINANCIALS – 14.4%
Capital Markets – 1.5%
Eaton Vance Corp.	231,300	10,121,688
Jefferies Group, Inc.	209,550	5,356,098
Raymond James Financial, Inc.	176,480	5,732,070
SEI Investments Co.	238,200	7,388,964
Waddell & Reed Financial, Inc., Class A	156,850	5,361,133
Capital Markets Total		33,959,953
Commercial Banks – 2.4%
Associated Banc Corp. (a)	237,862	6,472,225
Bank of Hawaii Corp. (a)	92,475	4,815,173
Cathay General Bancorp (a)	93,500	2,709,630
City National Corp. (a)	76,550	4,931,351
Colonial BancGroup, Inc. (a)	286,900	4,567,448
Cullen/Frost Bankers, Inc. (a)	110,550	5,816,036
First Community Bancorp, Inc. (a)	49,500	2,227,005
FirstMerit Corp. (a)	150,625	3,104,381
SVB Financial Group (a)(b)	64,300	3,310,164
TCF Financial Corp. (a)	204,325	3,965,948
Webster Financial Corp.	102,275	3,445,645
Westamerica Bancorporation (a)	55,650	2,616,107
Wilmington Trust Corp. (a)	127,225	4,544,477
Commercial Banks Total		52,525,590
Consumer Finance – 0.1%
AmeriCredit Corp. (a)(b)	214,250	2,457,447
Consumer Finance Total		2,457,447
Insurance – 4.0%
American Financial Group, Inc. (a)	140,650	4,109,793
Arthur J. Gallagher & Co. (a)	178,300	4,685,724
Brown & Brown, Inc. (a)	212,750	5,233,650
Commerce Group, Inc. (a)	85,000	3,055,750
Everest Re Group Ltd.	118,325	12,415,842
Fidelity National Financial, Inc., Class A (a)	413,400	6,457,308
First American Corp. (a)	179,225	6,125,910
Hanover Insurance Group, Inc.	97,075	4,378,083

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
HCC Insurance Holdings, Inc. (a)	210,675	6,476,149
Horace Mann Educators Corp. (a)	80,750	1,579,470
Mercury General Corp. (a)	66,600	3,455,874
Old Republic International Corp.	433,333	6,504,328
Protective Life Corp.	131,200	5,429,056
Stancorp Financial Group, Inc.	92,650	4,826,139
Unitrin, Inc. (a)	98,175	4,541,576
W.R. Berkley Corp.	308,370	9,429,955
Insurance Total		88,704,607
Real Estate Investment Trusts (REITs) – 4.9%
AMB Property Corp.	186,925	11,432,333
BRE Properties, Inc. (a)	95,000	4,232,250
Camden Property Trust	105,000	5,524,050
Cousins Properties, Inc. (a)	69,900	1,661,523
Duke Realty Corp. (a)	269,400	7,082,526
Equity One, Inc. (a)	69,100	1,635,597
Health Care REIT, Inc.	151,600	6,793,196
Highwoods Properties, Inc.	106,900	3,391,937
Hospitality Properties Trust	175,675	6,419,165
Liberty Property Trust	170,725	5,345,400
Macerich Co. (a)	134,500	10,443,925
Mack-Cali Realty Corp.	127,075	4,535,307
Nationwide Health Properties, Inc.	170,200	5,323,856
Potlatch Corp. (a)	73,031	3,352,853
Rayonier, Inc.	145,685	6,756,870
Realty Income Corp. (a)	189,100	5,389,350
Regency Centers Corp.	130,100	8,643,844
UDR, Inc. (a)	252,175	5,555,415
Weingarten Realty Investors (a)	144,000	5,133,600
Real Estate Investment Trusts (REITs) Total		108,652,997
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc. (a)	70,000	5,884,900
Real Estate Management & Development Total		5,884,900
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	153,900	3,853,656
First Niagara Financial Group, Inc. (a)	197,200	2,451,196
IndyMac Bancorp, Inc. (a)	150,625	1,438,469
New York Community Bancorp, Inc. (a)	587,303	10,929,709
PMI Group, Inc. (a)	151,750	2,007,652

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Radian Group, Inc. (a)	150,450	1,706,103
Washington Federal, Inc. (a)	163,427	3,835,632
Thrifts & Mortgage Finance Total		26,222,417
FINANCIALS TOTAL		318,407,911
HEALTH CARE – 12.2%
Biotechnology – 1.3%
Cephalon, Inc. (a)(b)	125,075	9,370,619
Millennium Pharmaceuticals, Inc. (b)	599,575	8,837,736
PDL BioPharma, Inc. (a)(b)	218,600	3,871,406
Vertex Pharmaceuticals, Inc. (a)(b)	246,575	6,260,539
Biotechnology Total		28,340,300
Health Care Equipment & Supplies – 4.3%
Advanced Medical Optics, Inc. (a)(b)	113,100	2,852,382
Beckman Coulter, Inc.	115,800	8,190,534
DENTSPLY International, Inc.	284,450	12,168,771
Edwards Lifesciences Corp. (a)(b)	107,150	5,298,567
Gen-Probe, Inc. (b)	99,100	6,628,799
Hillenbrand Industries, Inc.	115,900	6,240,056
Hologic, Inc. (b)	214,300	14,227,377
Intuitive Surgical, Inc. (b)	70,600	23,134,208
Kinetic Concepts, Inc. (a)(b)	100,400	5,887,456
ResMed, Inc. (a)(b)	145,000	6,641,000
STERIS Corp.	121,625	3,400,635
Health Care Equipment & Supplies Total		94,669,785
Health Care Providers & Services – 3.0%
Apria Healthcare Group, Inc. (a)(b)	81,850	1,773,690
Community Health Systems, Inc. (a)(b)	179,450	5,997,219
Health Management Associates, Inc., Class A (a)	453,700	3,089,697
Health Net, Inc. (b)	208,225	10,115,570
Henry Schein, Inc. (b)	166,650	9,857,348
Kindred Healthcare, Inc. (a)(b)	55,900	1,373,463
LifePoint Hospitals, Inc. (a)(b)	108,600	3,436,104
Lincare Holdings, Inc. (b)	150,000	5,128,500
Omnicare, Inc. (a)	227,625	5,799,885
Psychiatric Solutions, Inc. (a)(b)	101,700	3,715,101
Universal Health Services, Inc., Class B	100,900	5,140,855
VCA Antech, Inc. (b)	157,200	6,449,916
WellCare Health Plans, Inc. (a)(b)	78,000	3,034,980
Health Care Providers & Services Total		64,912,328

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.3%
Cerner Corp. (a)(b)	122,800	7,337,300
Health Care Technology Total		7,337,300
Life Sciences Tools & Services – 2.3%
Affymetrix, Inc. (a)(b)	128,200	2,672,970
Charles River Laboratories International, Inc. (a)(b)	127,050	8,071,487
Covance, Inc. (b)	119,250	10,414,102
Invitrogen Corp. (b)	86,650	8,405,916
Pharmaceutical Product Development, Inc.	195,500	8,277,470
Techne Corp. (b)	73,900	4,814,585
Varian, Inc. (b)	57,050	3,996,353
Ventana Medical Systems, Inc. (b)	54,700	4,858,454
Life Sciences Tools & Services Total		51,511,337
Pharmaceuticals – 1.0%
Endo Pharmaceuticals Holdings, Inc. (b)	250,800	6,874,428
Medicis Pharmaceutical Corp., Class A (a)	104,500	2,811,050
Par Pharmaceutical Companies, Inc. (a)(b)	66,375	1,277,055
Perrigo Co. (a)	145,525	4,496,723
Sepracor, Inc. (a)(b)	200,825	5,327,887
Valeant Pharmaceuticals International (a)(b)	172,075	1,987,466
Pharmaceuticals Total		22,774,609
HEALTH CARE TOTAL		269,545,659
INDUSTRIALS – 14.6%
Aerospace & Defense – 0.5%
Alliant Techsystems, Inc. (a)(b)	62,875	7,345,686
DRS Technologies, Inc.	76,900	4,553,249
Aerospace & Defense Total		11,898,935
Airlines – 0.3%
AirTran Holdings, Inc. (a)(b)	171,450	1,455,611
Alaska Air Group, Inc. (a)(b)	75,750	1,918,747
JetBlue Airways Corp. (a)(b)	336,880	2,358,160
Airlines Total		5,732,518
Commercial Services & Supplies – 3.5%
Brink’s Co. (a)	90,775	5,807,785
ChoicePoint, Inc. (b)	140,602	5,321,786
Copart, Inc. (b)	134,975	5,042,666

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Corporate Executive Board Co. (a)	67,700	4,541,993
Deluxe Corp.	97,700	3,086,343
Dun & Bradstreet Corp.	110,125	9,826,454
Herman Miller, Inc.	115,125	3,160,181
HNI Corp. (a)	89,725	3,277,654
Kelly Services, Inc., Class A (a)	44,000	838,200
Korn/Ferry International (a)(b)	90,525	1,559,746
Manpower, Inc.	158,375	9,676,712
Mine Safety Appliances Co. (a)	54,900	2,690,649
Navigant Consulting, Inc. (a)(b)	83,500	1,083,830
Republic Services, Inc.	307,237	10,191,051
Rollins, Inc.	53,418	1,572,626
Stericycle, Inc. (b)	163,950	9,648,457
Commercial Services & Supplies Total		77,326,133
Construction & Engineering – 1.5%
Granite Construction, Inc.	65,975	2,706,295
KBR, Inc. (b)	316,200	12,591,084
Quanta Services, Inc. (a)(b)	317,675	8,697,941
URS Corp. (a)(b)	154,900	8,905,201
Construction & Engineering Total		32,900,521
Electrical Equipment – 1.4%
AMETEK, Inc.	200,325	8,814,300
Hubbell, Inc., Class B	110,925	6,093,110
Roper Industries, Inc.	165,700	10,513,665
Thomas & Betts Corp. (b)	94,900	5,158,764
Electrical Equipment Total		30,579,839
Industrial Conglomerates – 0.5%
Carlisle Companies, Inc. (a)	116,700	4,645,827
Sequa Corp., Class A (a)(b)	13,675	2,392,441
Teleflex, Inc.	73,650	4,443,305
Industrial Conglomerates Total		11,481,573
Machinery – 5.2%
AGCO Corp. (b)	171,175	11,800,804
Crane Co.	94,800	4,260,312
Donaldson Co., Inc. (a)	133,600	6,249,808
Federal Signal Corp. (a)	89,725	1,031,838
Flowserve Corp.	106,725	10,041,755
Graco, Inc.	122,787	4,572,588
Harsco Corp.	157,500	9,461,025
IDEX Corp.	152,300	5,437,110

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Joy Global, Inc.	202,200	11,727,600
Kennametal, Inc.	72,950	5,693,748
Lincoln Electric Holdings, Inc.	80,200	5,595,554
Nordson Corp.	63,125	3,333,000
Oshkosh Truck Corp.	138,600	6,665,274
Pentair, Inc. (a)	186,675	6,332,016
SPX Corp.	101,925	10,371,888
Timken Co.	177,600	5,663,664
Trinity Industries, Inc. (a)	151,800	3,842,058
Wabtec Corp.	91,300	3,098,722
Machinery Total		115,178,764
Marine – 0.2%
Alexander & Baldwin, Inc. (a)	80,400	4,130,952
Marine Total		4,130,952
Road & Rail – 0.6%
Avis Budget Group, Inc. (b)	194,180	2,918,525
Con-way, Inc.	85,650	3,621,282
J.B. Hunt Transport Services, Inc. (a)	163,850	4,307,616
Werner Enterprises, Inc. (a)	86,043	1,510,055
YRC Worldwide, Inc. (a)(b)	107,900	1,910,909
Road & Rail Total		14,268,387
Trading Companies & Distributors – 0.9%
Fastenal Co. (a)	236,700	9,382,788
GATX Corp. (a)	89,675	3,320,665
MSC Industrial Direct Co., Class A	88,900	3,842,258
United Rentals, Inc. (a)(b)	136,650	3,179,846
Trading Companies & Distributors Total		19,725,557
INDUSTRIALS TOTAL		323,223,179
INFORMATION TECHNOLOGY – 14.6%
Communications Equipment – 2.3%
3Com Corp. (b)	747,600	3,222,156
ADC Telecommunications, Inc. (a)(b)	219,900	3,641,544
ADTRAN, Inc. (a)	114,075	2,474,287
Andrew Corp. (a)(b)	291,900	4,279,254
Avocent Corp. (b)	94,550	2,354,295
CommScope, Inc. (a)(b)	115,375	4,672,687
Dycom Industries, Inc. (a)(b)	76,750	2,159,745
F5 Networks, Inc. (b)	157,600	4,163,792
Harris Corp.	257,150	16,141,305

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Plantronics, Inc. (a)	89,925	2,414,486
Polycom, Inc. (b)	171,100	4,152,597
Powerwave Technologies, Inc. (a)(b)	244,625	1,012,748
Communications Equipment Total		50,688,896
Computers & Peripherals – 1.2%
Diebold, Inc. (a)	123,125	4,181,325
Imation Corp. (a)	63,975	1,283,978
NCR Corp. (b)	337,800	8,086,932
Palm, Inc. (a)(b)	194,700	1,357,059
Western Digital Corp. (b)	409,800	11,322,774
Computers & Peripherals Total		26,232,068
Electronic Equipment & Instruments – 2.3%
Amphenol Corp., Class A	333,100	14,439,885
Arrow Electronics, Inc. (b)	231,575	8,570,591
Avnet, Inc. (b)	280,450	9,675,525
Ingram Micro, Inc., Class A (b)	273,500	5,442,650
KEMET Corp. (a)(b)	156,725	971,695
National Instruments Corp.	107,162	3,575,996
Tech Data Corp. (b)	103,350	3,886,993
Vishay Intertechnology, Inc. (b)	348,675	4,354,951
Electronic Equipment & Instruments Total		50,918,286
Internet Software & Services – 0.3%
Digital River, Inc. (a)(b)	75,100	2,904,117
ValueClick, Inc. (a)(b)	187,700	4,437,228
Internet Software & Services Total		7,341,345
IT Services – 2.8%
Acxiom Corp.	129,375	1,593,900
Alliance Data Systems Corp. (a)(b)	147,325	11,447,152
Broadridge Financial Solutions, Inc. (a)	260,500	5,931,585
CheckFree Corp. (b)	165,150	7,861,140
CSG Systems International, Inc. (b)	66,425	1,100,662
DST Systems, Inc. (a)(b)	99,700	8,449,575
Gartner, Inc. (b)	130,325	2,461,839
Global Payments, Inc. (a)	151,500	6,547,830
Metavante Technologies, Inc. (b)	168,629	3,841,369
MoneyGram International, Inc. (a)	155,075	2,394,358
MPS Group, Inc. (a)(b)	190,425	2,113,718
NeuStar, Inc., Class A (a)(b)	143,000	4,543,110
SRA International, Inc., Class A (b)	79,200	2,165,328
IT Services Total		60,451,566

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
Zebra Technologies Corp., Class A (b)	129,175	4,982,280
Office Electronics Total		4,982,280
Semiconductors & Semiconductor Equipment – 2.6%
Atmel Corp. (b)	840,350	3,689,137
Cree Research, Inc. (a)(b)	158,575	3,905,702
Cypress Semiconductor Corp. (b)	288,875	9,596,427
Fairchild Semiconductor International, Inc. (b)	232,450	3,686,657
Integrated Device Technology, Inc. (b)	367,292	4,455,252
International Rectifier Corp. (a)(b)	135,675	4,412,151
Intersil Corp., Class A	249,100	6,212,554
Lam Research Corp. (b)	252,775	11,589,734
RF Micro Devices, Inc. (a)(b)	540,000	3,121,200
Semtech Corp. (a)(b)	118,900	1,814,414
Silicon Laboratories, Inc. (b)	103,275	3,835,633
TriQuint Semiconductor, Inc. (a)(b)	260,250	1,543,283
Semiconductors & Semiconductor Equipment Total		57,862,144
Software – 2.9%
ACI Worldwide, Inc. (a)(b)	68,600	1,566,138
Activision, Inc. (b)	534,221	11,832,995
Advent Software, Inc. (a)(b)	32,725	1,661,121
Cadence Design Systems, Inc. (b)	519,275	8,619,965
Fair Isaac Corp. (a)	106,900	3,951,024
Jack Henry & Associates, Inc.	147,025	3,934,389
Macrovision Corp. (a)(b)	102,700	2,559,284
McAfee, Inc. (b)	298,475	11,625,602
Mentor Graphics Corp. (a)(b)	167,575	1,824,892
Parametric Technology Corp. (b)	214,900	3,588,830
Sybase, Inc. (a)(b)	170,975	4,383,799
Synopsys, Inc. (b)	271,225	6,674,847
Wind River Systems, Inc. (b)	143,325	1,463,348
Software Total		63,686,234
INFORMATION TECHNOLOGY TOTAL		322,162,819
MATERIALS – 7.5%
Chemicals – 4.6%
Airgas, Inc.	148,275	7,336,647
Albemarle Corp.	148,350	6,548,169
Cabot Corp.	126,725	4,361,874

12

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
CF Industries Holdings, Inc.	89,600	8,151,808
Chemtura Corp.	452,100	3,390,750
Cytec Industries, Inc.	78,575	4,819,790
Ferro Corp.	81,325	1,723,277
FMC Corp.	142,400	7,792,128
Lubrizol Corp.	129,200	8,286,888
Lyondell Chemical Co.	474,275	22,385,780
Minerals Technologies, Inc. (a)	36,100	2,415,090
Olin Corp.	138,325	2,896,526
RPM International, Inc.	226,800	4,320,540
Scotts Miracle-Gro Co., Class A (a)	82,150	3,032,157
Sensient Technologies Corp.	88,200	2,440,494
Terra Industries, Inc. (a)(b)	171,900	6,494,382
Valspar Corp.	188,150	4,240,901
Chemicals Total		100,637,201
Construction Materials – 0.5%
Martin Marietta Materials, Inc. (a)	78,175	10,518,446
Construction Materials Total		10,518,446
Containers & Packaging – 0.5%
Packaging Corp. of America	173,475	4,907,608
Sonoco Products Co.	188,600	5,729,668
Containers & Packaging Total		10,637,276
Metals & Mining – 1.8%
Carpenter Technology Corp. (a)	96,700	7,296,015
Cleveland-Cliffs, Inc. (a)	76,800	6,927,360
Commercial Metals Co.	224,000	6,923,840
Reliance Steel & Aluminum Co.	124,200	6,407,478
Steel Dynamics, Inc.	195,000	9,810,450
Worthington Industries, Inc. (a)	129,100	2,735,629
Metals & Mining Total		40,100,772
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp. (a)	195,400	3,005,252
Paper & Forest Products Total		3,005,252
MATERIALS TOTAL		164,898,947
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (b)	464,275	2,209,949
Diversified Telecommunication Services Total		2,209,949

13

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.6%
Telephone & Data Systems, Inc.	199,341	12,408,977
Wireless Telecommunication Services Total		12,408,977
TELECOMMUNICATION SERVICES TOTAL		14,618,926
UTILITIES – 7.6%
Electric Utilities – 2.0%
DPL, Inc. (a)	212,525	6,435,257
Great Plains Energy, Inc. (a)	161,075	4,780,706
Hawaiian Electric Industries, Inc. (a)	154,400	3,574,360
IDACORP, Inc. (a)	82,900	2,914,764
Northeast Utilities Co.	289,875	9,154,252
Puget Energy, Inc.	219,025	6,148,032
Sierra Pacific Resources	414,700	7,132,840
Westar Energy, Inc.	171,225	4,436,440
Electric Utilities Total		44,576,651
Gas Utilities – 2.1%
AGL Resources, Inc.	145,425	5,392,359
Energen Corp.	134,300	8,560,282
Equitable Resources, Inc. (a)	227,600	12,030,936
National Fuel Gas Co. (a)	156,375	7,451,269
ONEOK, Inc.	194,400	9,039,600
WGL Holdings, Inc. (a)	92,225	3,047,114
Gas Utilities Total		45,521,560
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp. (a)	70,600	2,941,196
Independent Power Producers & Energy Traders Total		2,941,196
Multi-Utilities – 3.1%
Alliant Energy Corp.	209,475	8,697,402
Aquila, Inc. (a)(b)	701,375	2,777,445
Energy East Corp.	296,225	8,187,659
MDU Resources Group, Inc. (a)	340,805	9,300,568
NSTAR (a)	199,900	6,996,500
OGE Energy Corp.	171,650	6,110,740
PNM Resources, Inc. (a)	143,550	3,183,939
Scana Corp.	218,275	9,300,698
Vectren Corp. (a)	143,200	4,204,352
Wisconsin Energy Corp.	218,825	10,468,588
Multi-Utilities Total		69,227,891

14

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Water Utilities – 0.3%
Aqua America, Inc. (a)	248,074	5,492,358
Water Utilities Total		5,492,358
UTILITIES TOTAL		167,759,656

Total Common Stocks (cost of $1,662,981,208)		2,151,533,925
Securities Lending Collateral – 25.0%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 4.816%)	552,978,157	552,978,157

Total Securities Lending Collateral (cost of $552,978,157)		552,978,157

	Par ($)

Short-Term Obligations – 3.2%
U.S. GOVERNMENT OBLIGATIONS – 0.1%
United States Treasury Bill
3.100% 12/20/07(d)(e)	100,000	99,836
3.630% 12/20/07(d)(e)	3,000,000	2,993,857
U.S. GOVERNMENT OBLIGATIONS TOTAL		3,093,693
REPURCHASE AGREEMENT – 3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by a U.S. Treasury Obligation maturing 10/10/13, market value $68,525,550 (repurchase proceeds $67,205,137)	67,180,000	67,180,000

15

Total Short-Term Obligations (cost of $70,273,693)	70,273,693

Total Investments – 125.6% (cost of $2,286,233,058)(f)(g)	2,774,785,775

Other Assets & Liabilities, Net – (25.6)%	(566,237,187)

Net Assets – 100.0%	2,208,548,588

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $544,972,250.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	All or a portion of this security is pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $2,286,233,058.

(g)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$633,490,994	$(144,938,277)	$488,552,717

At November 30, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P Mid Cap 400 Index	125	$53,918,750	$53,926,870	Dec -2007	$(8,120)

16

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 6.9%
Auto Components – 1.8%
BorgWarner, Inc.	451,800	43,648,398
Johnson Controls, Inc.	1,026,400	39,639,568
Auto Components Total		83,287,966
Automobiles – 0.5%
Ford Motor Co. (a)	3,106,600	23,330,566
Automobiles Total		23,330,566
Hotels, Restaurants & Leisure – 1.0%
Royal Caribbean Cruises Ltd.	569,300	23,090,808
Starwood Hotels & Resorts Worldwide, Inc.	379,600	20,376,928
Hotels, Restaurants & Leisure Total		43,467,736
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	606,600	16,845,282
Leisure Equipment & Products Total		16,845,282
Media – 0.8%
Regal Entertainment Group, Class A	1,732,300	34,282,217
Media Total		34,282,217
Multiline Retail – 1.7%
Macy’s, Inc.	1,247,110	36,976,812
Saks, Inc.	1,898,400	39,107,040
Multiline Retail Total		76,083,852
Textiles, Apparel & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	487,200	33,607,056
Textiles, Apparel & Luxury Goods Total		33,607,056
CONSUMER DISCRETIONARY TOTAL		310,904,675
CONSUMER STAPLES – 9.9%
Beverages – 2.2%
Fomento Economico Mexicano SAB de CV, ADR	1,398,000	45,295,200
Pepsi Bottling Group, Inc.	1,317,600	56,221,992
Beverages Total		101,517,192
Food & Staples Retailing – 1.7%
BJ’s Wholesale Club, Inc. (a)	957,100	35,843,395
Kroger Co.	1,347,600	38,743,500
Food & Staples Retailing Total		74,586,895
Food Products – 3.0%
ConAgra Foods, Inc.	1,652,400	41,343,048
Dean Foods Co.	1,728,300	43,103,802

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Hershey Co.	1,249,600	49,871,536
Food Products Total		134,318,386
Household Products – 1.1%
Clorox Co.	731,300	47,446,744
Household Products Total		47,446,744
Personal Products – 1.9%
Avon Products, Inc.	1,135,000	46,591,750
Estee Lauder Companies, Inc., Class A	921,700	41,365,896
Personal Products Total		87,957,646
CONSUMER STAPLES TOTAL		445,826,863
ENERGY – 7.5%
Energy Equipment & Services – 1.6%
National-Oilwell Varco, Inc. (a)	599,016	40,822,940
Rowan Companies, Inc.	541,900	19,183,260
Tidewater, Inc.	314,300	15,366,127
Energy Equipment & Services Total		75,372,327
Oil, Gas & Consumable Fuels – 5.9%
Cabot Oil & Gas Corp.	609,100	20,965,222
Forest Oil Corp. (a)	719,300	33,864,644
Hess Corp.	1,003,400	71,462,148
Newfield Exploration Co. (a)	701,200	34,954,820
Peabody Energy Corp.	622,900	34,658,156
Tesoro Corp.	606,300	29,817,834
Williams Companies, Inc.	1,148,100	39,850,551
Oil, Gas & Consumable Fuels Total		265,573,375
ENERGY TOTAL		340,945,702
FINANCIALS – 23.7%
Commercial Banks – 9.0%
Bank of Hawaii Corp.	1,029,100	53,585,237
City National Corp.	699,500	45,061,790
Comerica, Inc.	1,274,900	58,364,922
Cullen/Frost Bankers, Inc.	888,850	46,762,398
KeyCorp	1,681,800	44,298,612
Marshall & Ilsley Corp.	1,065,198	33,521,781
SVB Financial Group (a)	803,100	41,343,588
TCF Financial Corp.	2,130,500	41,353,005
Zions Bancorporation	771,550	42,103,484
Commercial Banks Total		406,394,817

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.4%
CIT Group, Inc.	673,700	17,920,420
Diversified Financial Services Total		17,920,420
Insurance – 6.5%
ACE Ltd.	629,200	37,645,036
Ambac Financial Group, Inc.	1,157,850	31,528,255
Assurant, Inc.	992,800	64,958,904
Axis Capital Holdings Ltd.	983,422	37,507,715
Genworth Financial, Inc., Class A	1,437,100	37,709,504
Loews Corp.	914,200	43,689,618
Platinum Underwriters Holdings Ltd.	1,163,200	42,247,424
Insurance Total		295,286,456
Real Estate Investment Trusts (REITs) – 7.3%
Alexandria Real Estate Equities, Inc.	354,300	34,802,889
Boston Properties, Inc.	209,400	20,609,148
Equity Residential Property Trust	640,700	23,840,447
General Growth Properties, Inc.	1,034,700	48,051,468
iStar Financial, Inc.	1,563,925	45,776,085
Plum Creek Timber Co., Inc.	1,492,100	69,188,677
ProLogis	562,600	36,805,292
Rayonier, Inc.	1,045,000	48,467,100
Real Estate Investment Trusts (REITs) Total		327,541,106
Thrifts & Mortgage Finance – 0.5%
PMI Group, Inc.	1,692,200	22,387,806
Thrifts & Mortgage Finance Total		22,387,806
FINANCIALS TOTAL		1,069,530,605
HEALTH CARE – 6.0%
Health Care Equipment & Supplies – 2.1%
Beckman Coulter, Inc.	653,500	46,222,055
Hospira, Inc. (a)	1,114,800	48,270,840
Health Care Equipment & Supplies Total		94,492,895
Health Care Providers & Services – 2.2%
CIGNA Corp.	844,400	45,268,284
Community Health Systems, Inc. (a)	919,800	30,739,716
Universal Health Services, Inc., Class B	453,500	23,105,825
Health Care Providers & Services Total		99,113,825
Life Sciences Tools & Services – 1.7%
Millipore Corp. (a)	333,100	27,274,228

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Varian, Inc. (a)	745,900	52,250,295
Life Sciences Tools & Services Total		79,524,523
HEALTH CARE TOTAL		273,131,243
INDUSTRIALS – 14.1%
Aerospace & Defense – 2.2%
L-3 Communications Holdings, Inc.	511,000	56,542,150
Spirit Aerosystems Holdings, Inc., Class A (a)	1,255,223	43,870,044
Aerospace & Defense Total		100,412,194
Building Products – 0.6%
Masco Corp.	1,139,800	25,531,520
Building Products Total		25,531,520
Commercial Services & Supplies – 0.7%
Equifax, Inc.	901,500	33,562,845
Commercial Services & Supplies Total		33,562,845
Construction & Engineering – 1.0%
Jacobs Engineering Group, Inc. (a)	512,100	42,898,617
Construction & Engineering Total		42,898,617
Electrical Equipment – 0.8%
Cooper Industries Ltd., Class A	710,200	35,666,244
Electrical Equipment Total		35,666,244
Industrial Conglomerates – 3.2%
McDermott International, Inc. (a)	1,233,600	64,517,280
Teleflex, Inc.	439,300	26,502,969
Textron, Inc.	802,200	55,391,910
Industrial Conglomerates Total		146,412,159
Machinery – 4.0%
Barnes Group, Inc.	1,355,706	41,972,658
Harsco Corp.	471,000	28,292,970
Kennametal, Inc.	598,100	46,681,705
Parker Hannifin Corp.	827,800	65,752,154
Machinery Total		182,699,487
Marine – 0.9%
Alexander & Baldwin, Inc.	786,500	40,410,370
Marine Total		40,410,370

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.7%
Canadian Pacific Railway Ltd.	476,000	31,853,920
Road & Rail Total		31,853,920
INDUSTRIALS TOTAL		639,447,356
INFORMATION TECHNOLOGY – 8.9%
Computers & Peripherals – 1.2%
Diebold, Inc.	510,500	17,336,580
NCR Corp. (a)	1,112,500	26,633,250
Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Teradata Corp. (a)	460,000	11,941,600
Computers & Peripherals Total		55,912,488
Electronic Equipment & Instruments – 2.9%
Agilent Technologies, Inc. (a)	1,317,900	49,856,157
Arrow Electronics, Inc. (a)	1,151,100	42,602,211
Mettler-Toledo International, Inc. (a)	309,100	35,966,876
Electronic Equipment & Instruments Total		128,425,244
IT Services – 0.2%
Metavante Technologies, Inc. (a)	355,066	8,088,403
IT Services Total		8,088,403
Semiconductors & Semiconductor Equipment – 2.7%
Fairchild Semiconductor International, Inc. (a)	1,210,000	19,190,600
Intersil Corp., Class A	763,100	19,031,714
KLA-Tencor Corp.	381,100	18,323,288
NVIDIA Corp. (a)	1,088,700	34,337,598
Spansion, Inc., Class A (a)	3,563,800	19,030,692
Verigy Ltd. (a)	440,169	11,149,481
Semiconductors & Semiconductor Equipment Total		121,063,373
Software – 1.9%
Activision, Inc. (a)	1,907,533	42,251,856
Electronic Arts, Inc. (a)	591,800	33,253,242
Synopsys, Inc. (a)	457,900	11,268,919
Software Total		86,774,017
INFORMATION TECHNOLOGY TOTAL		400,263,525
MATERIALS – 5.9%
Chemicals – 3.0%
Air Products & Chemicals, Inc.	781,900	77,439,376
Albemarle Corp.	282,918	12,488,001
PPG Industries, Inc.	686,400	47,114,496
Chemicals Total		137,041,873

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 1.6%
Crown Holdings, Inc. (a)	1,161,400	29,801,524
Packaging Corp. of America	1,582,000	44,754,780
Containers & Packaging Total		74,556,304
Metals & Mining – 0.3%
Allegheny Technologies, Inc.	119,400	11,671,350
Metals & Mining Total		11,671,350
Paper & Forest Products – 1.0%
Weyerhaeuser Co.	612,200	44,800,796
Paper & Forest Products Total		44,800,796
MATERIALS TOTAL		268,070,323
UTILITIES – 13.9%
Electric Utilities – 7.1%
American Electric Power Co., Inc.	1,423,300	67,848,711
Edison International	1,031,300	57,732,174
Entergy Corp.	385,600	46,094,624
FPL Group, Inc.	653,200	45,567,232
PPL Corp.	1,415,200	72,118,592
Reliant Energy, Inc. (a)	1,141,000	29,711,640
Electric Utilities Total		319,072,973
Gas Utilities – 0.9%
AGL Resources, Inc.	1,139,400	42,248,952
Gas Utilities Total		42,248,952
Independent Power Producers & Energy Traders – 0.9%
Mirant Corp. (a)	1,103,100	42,568,629
Independent Power Producers & Energy Traders Total		42,568,629
Multi-Utilities – 5.0%
PG&E Corp.	1,653,600	76,512,072
Public Service Enterprise Group, Inc.	465,900	44,605,266
Sempra Energy	944,900	59,169,638
Wisconsin Energy Corp.	958,700	45,864,208
Multi-Utilities Total		226,151,184
UTILITIES TOTAL		630,041,738

Total Common Stocks (cost of $3,762,945,898)		4,378,162,030

6

	Par ($)	Value ($)
Convertible Bonds – 0.2%
CONSUMER DISCRETIONARY – 0.2%
Automobiles
Ford Motor Co.
4.250% 12/15/36	7,704,000	8,233,650
Automobiles Total		8,233,650
CONSUMER DISCRETIONARY TOTAL		8,233,650

Total Convertible Bonds (cost of $8,106,472)		8,233,650
Short-Term Obligation – 3.4%
Repurchase agreement with Fixed Income Cleaning Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations with various maturities to 10/18/21, market value of $156,305,475 (repurchase proceeds $153,295,337)	153,238,000	153,238,000

Total Short-Term Obligation (cost of $153,238,000)		153,238,000

Total Investments – 100.4% (cost of $3,924,290,370)(c)(d)		4,539,633,680

Other Assets & Liabilities, Net – (0.4)%		(20,314,533)

Net Assets – 100.0%		4,519,319,147

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

7

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $3,924,290,370.

(d)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$898,960,945	$(283,617,635)	$615,343,310

For the nine months ended November 30, 2007 transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2007	––	$––
Options written	3,168	412,901
Options terminated in closing purchase transactions	––	––
Options exercised	—	—
Options expired	(3,168)	(412,901)
Options outstanding at November 30, 2007	––	$––

Acronym	Name

ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corp.

8

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks – 95.7%
CONSUMER DISCRETIONARY – 18.4%
Auto Components – 2.1%
Continental AG	477,559	62,116,554
Auto Components Total		62,116,554
Automobiles – 3.6%
Bayerische Motoren Werke (BMW) AG	90,188	5,501,923
DaimlerChrysler AG, Registered Shares	506,161	51,500,984
Honda Motor Co., Ltd.	766,800	25,947,604
Yamaha Motor Co. Ltd.	743,600	20,210,341
Automobiles Total		103,160,852
Hotels, Restaurants & Leisure – 3.4%
Accor SA	503,523	42,614,008
Compass Group PLC	1,919,413	12,578,261
Las Vegas Sands Corp. (a)	244,654	27,743,764
Shangri-La Asia Ltd.	5,407,918	15,280,627
Hotels, Restaurants & Leisure Total		98,216,660
Household Durables – 1.9%
Gafisa SA	832,897	15,541,030
Haseko Corp. (a)	6,129,001	12,134,997
Koninklijke Philips Electronics NV	624,761	26,195,085
Household Durables Total		53,871,112
Leisure Equipment & Products – 0.4%
Sankyo Co., Ltd.	251,500	11,317,104
Leisure Equipment & Products Total		11,317,104
Media – 4.4%
British Sky Broadcasting Group PLC	3,275,137	42,083,462
Grupo Televisa SA, ADR	1,190,719	28,779,678
JC Decaux SA	588,425	22,786,350
Publicis Groupe	449,357	16,336,071
Reed Elsevier NV	953,949	17,556,402
Media Total		127,541,963
Multiline Retail – 1.0%
PPR	172,625	29,049,892
Multiline Retail Total		29,049,892
Specialty Retail – 1.2%
Esprit Holdings Ltd.	970,500	14,496,516
Kingfisher PLC	1,156,087	3,619,865
Yamada Denki Co., Ltd.	154,860	17,853,185
Specialty Retail Total		35,969,566

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY– (continued)
Textiles, Apparel & Luxury Goods – 0.4%
Yue Yuen Industrial Holdings Ltd. (b)	3,201,333	10,196,965
Textiles, Apparel & Luxury Goods Total		10,196,965
CONSUMER DISCRETIONARY TOTAL		531,440,668
CONSUMER STAPLES – 8.3%
Beverages – 0.8%
Heineken NV	346,986	22,782,140
Beverages Total		22,782,140
Food & Staples Retailing – 2.2%
Tesco PLC	6,587,115	64,868,332
Food & Staples Retailing Total		64,868,332
Food Products – 3.0%
Nestle SA, Registered Shares	73,670	35,321,010
Tate & Lyle PLC	1,592,506	14,733,149
Unilever NV	422,296	14,919,828
Unilever PLC	607,577	22,284,256
Food Products Total		87,258,243
Household Products – 0.6%
Reckitt Benckiser Group PLC	305,473	18,149,833
Household Products Total		18,149,833
Tobacco – 1.7%
British American Tobacco PLC	1,248,338	48,429,062
Tobacco Total		48,429,062
CONSUMER STAPLES TOTAL		241,487,610
ENERGY – 6.8%
Energy Equipment & Services – 3.0%
Aker Kvaerner ASA	519,150	14,810,796
Cie Generale de Geophysique-Veritas (a)	56,108	16,831,990
Precision Drilling Trust	688,477	11,016,183
Schlumberger Ltd.	166,339	15,544,379
Technip SA	344,321	28,072,576
Energy Equipment & Services Total		86,275,924
Oil, Gas & Consumable Fuels – 3.8%
BP PLC	2,013,654	24,425,239
CNOOC Ltd.	8,767,089	16,102,001
Petroleo Brasileiro SA, ADR	473,035	45,553,270
Royal Dutch Shell PLC, Class A	152,763	6,161,475

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC, Class B	447,436	17,956,129
Oil, Gas & Consumable Fuels Total		110,198,114
ENERGY TOTAL		196,474,038
FINANCIALS – 17.7%
Capital Markets – 4.1%
Credit Suisse Group, Registered Shares	698,368	42,023,557
Julius Baer Holding AG	368,336	31,124,237
Macquarie Group Ltd.	207,923	14,745,270
Man Group PLC	2,030,902	23,214,839
Nomura Holdings, Inc.	459,200	8,215,719
Capital Markets Total		119,323,622
Commercial Banks – 8.0%
Allied Irish Banks PLC	698,939	15,828,507
BNP Paribas	203,986	23,023,217
Erste Bank der Oesterreichischen Sparkassen AG	258,006	18,740,396
HBOS PLC	1,037,823	17,026,609
HSBC Holdings PLC	916,708	15,553,288
ICICI Bank Ltd., ADR	418,858	25,345,098
Mitsubishi UFJ Financial Group, Inc.	2,572,000	25,207,290
Mitsui Trust Holdings, Inc.	1,878,000	15,887,324
Royal Bank of Scotland Group PLC	1,878,986	17,731,203
Shinhan Financial Group Co., Ltd.	257,478	14,003,851
Uniao de Bancos Brasileiros SA, GDR	156,424	23,419,801
UniCredito Italiano SpA	2,161,793	18,422,126
Commercial Banks Total		230,188,710
Diversified Financial Services – 1.8%
Bovespa Holding SA (a)	1,539,473	29,111,471
ING Groep NV	588,670	22,847,510
Diversified Financial Services Total		51,958,981
Insurance – 3.2%
Aviva PLC	1,407,698	19,737,668
AXA SA	588,922	24,063,480
Manulife Financial Corp.	506,960	21,181,848
Sony Financial Holdings, Inc. (a)	882	3,333,843
Zurich Financial Services AG	83,071	24,150,039
Insurance Total		92,466,878

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 0.6%
CapitaLand Ltd.	3,860,000	18,660,221
Real Estate Management & Development Total		18,660,221
FINANCIALS TOTAL		512,598,412
HEALTH CARE – 7.5%
Biotechnology – 1.2%
Actelion Ltd., Registered Shares (a)	354,008	15,675,689
CSL Ltd.	596,007	18,354,306
Biotechnology Total		34,029,995
Life Sciences Tools & Services – 1.1%
Lonza Group AG, Registered Shares	277,263	32,364,283
Life Sciences Tools & Services Total		32,364,283
Pharmaceuticals – 5.2%
Astellas Pharma, Inc.	407,800	18,130,153
GlaxoSmithKline PLC	738,190	19,547,265
Novartis AG, Registered Shares	345,434	19,627,105
Roche Holding AG, Genusschein Shares	218,332	41,543,902
Sanofi-Aventis (b)	342,483	32,572,335
Takeda Pharmaceutical Co., Ltd.	277,200	17,712,460
Pharmaceuticals Total		149,133,220
HEALTH CARE TOTAL		215,527,498
INDUSTRIALS – 11.4%
Aerospace & Defense – 1.6%
BAE Systems PLC	3,931,556	37,181,274
MTU Aero Engines Holding AG	151,091	8,072,333
Aerospace & Defense Total		45,253,607
Air Freight & Logistics – 1.8%
Deutsche Post AG, Registered Shares	705,363	23,950,662
TNT NV	714,006	29,237,112
Air Freight & Logistics Total		53,187,774
Airlines – 0.5%
British Airways PLC (a)	1,848,759	12,970,447
Airlines Total		12,970,447
Building Products – 0.6%
Daikin Industries Ltd.	314,588	16,109,488
Building Products Total		16,109,488
Construction & Engineering – 0.9%
Vinci SA	332,731	26,514,311
Construction & Engineering Total		26,514,311

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.8%
ABB Ltd., Registered Shares	1,017,060	29,796,522
Alstom	69,883	15,659,394
Suntech Power Holdings Co., Ltd., ADR (a)	99,995	7,916,604
Electrical Equipment Total		53,372,520
Industrial Conglomerates – 1.6%
Siemens AG, Registered Shares	306,376	46,488,653
Industrial Conglomerates Total		46,488,653
Machinery – 0.7%
Atlas Copco AB	695,000	10,223,867
GEA Group AG (a)	304,882	11,043,638
Machinery Total		21,267,505
Marine – 0.6%
Kuehne & Nagel International AG	74,377	7,644,239
Stolt-Nielsen SA	340,164	8,524,030
Marine Total		16,168,269
Road & Rail – 0.3%
All America Latina Logistica SA	666,293	8,719,381
Road & Rail Total		8,719,381
Trading Companies & Distributors – 0.7%
Marubeni Corp.	2,843,000	21,620,258
Trading Companies & Distributors Total		21,620,258
Transportation Infrastructure – 0.3%
China Merchants Holdings International Co., Ltd.	1,205,000	7,792,466
Transportation Infrastructure Total		7,792,466
INDUSTRIALS TOTAL		329,464,679
INFORMATION TECHNOLOGY – 7.1%
Communications Equipment – 1.7%
Research In Motion Ltd. (a)	268,606	30,572,735
Telefonaktiebolaget LM Ericsson, Class B	7,864,000	19,198,648
Communications Equipment Total		49,771,383
Computers & Peripherals – 0.3%
FUJITSU Ltd.	1,017,000	7,111,632
Computers & Peripherals Total		7,111,632
Electronic Equipment & Instruments – 0.4%
Celestica, Inc. (a)	548,120	3,129,922
Hon Hai Precision Industry Co., Ltd.	1,385,000	8,843,531
Electronic Equipment & Instruments Total		11,973,453

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.5%
Baidu.com, Inc., ADR (a)	40,458	15,453,338
Internet Software & Services Total		15,453,338
IT Services – 0.5%
Redecard SA	813,000	14,802,432
IT Services Total		14,802,432
Semiconductors & Semiconductor Equipment – 1.9%
Samsung Electronics Co., Ltd.	89,421	54,847,598
Semiconductors & Semiconductor Equipment Total		54,847,598
Software – 1.8%
Nintendo Co., Ltd.	83,900	50,967,466
Software Total		50,967,466
INFORMATION TECHNOLOGY TOTAL		204,927,302
MATERIALS – 6.9%
Chemicals – 2.8%
Akzo Nobel NV	250,143	19,175,617
Bayer AG	288,933	23,814,622
Johnson Matthey PLC	233,813	8,296,815
Potash Corp. of Saskatchewan, Inc.	247,931	29,724,448
Chemicals Total		81,011,502
Construction Materials – 2.5%
CRH PLC	566,026	21,347,598
Holcim Ltd., Registered Shares	462,899	49,782,436
Construction Materials Total		71,130,034
Containers & Packaging – 0.4%
Smurfit Kappa Group PLC (a)(b)	720,502	12,121,678
Containers & Packaging Total		12,121,678
Metals & Mining – 0.8%
Rio Tinto PLC	209,908	24,339,411
Metals & Mining Total		24,339,411
Paper & Forest Products – 0.4%
UPM-Kymmene Oyj	540,189	11,403,595
Paper & Forest Products Total		11,403,595
MATERIALS TOTAL		200,006,220
TELECOMMUNICATION SERVICES – 7.3%
Diversified Telecommunication Services – 3.4%
France Telecom SA (b)	965,881	36,668,293
Telefonica SA	1,325,639	44,430,385

6

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Telenor ASA (a)	671,104	15,576,824
Diversified Telecommunication Services Total		96,675,502
Wireless Telecommunication Services – 3.9%
America Movil SAB de CV, ADR, Series L	400,925	24,721,035
China Mobile Ltd.	1,290,500	23,287,492
LG Telecom Ltd. (a)	1,079,634	11,509,533
MTN Group Ltd.	1,377,159	27,846,742
Vodafone Group PLC	6,948,716	26,028,845
Wireless Telecommunication Services Total		113,393,647
TELECOMMUNICATION SERVICES TOTAL		210,069,149
UTILITIES – 4.3%
Electric Utilities – 2.6%
E.ON AG	190,942	38,917,474
Electricite de France	303,081	36,845,924
Electric Utilities Total		75,763,398
Gas Utilities – 0.3%
Enagas SA	272,194	8,195,088
Gas Utilities Total		8,195,088
Multi-Utilities – 1.4%
Veolia Environnement	439,746	40,638,951
Multi-Utilities Total		40,638,951
UTILITIES TOTAL		124,597,437

Total Common Stocks (cost of $2,145,914,936)		2,766,593,013

Par ($)
Short-Term Obligation – 4.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by U.S. Government Agency Obligations with various maturities to 09/15/10, market value $134,380,625 (repurchase proceeds $131,790,293)	131,741,000	131,741,000

7

Total Short-Term Obligation (cost of $131,741,000)	131,741,000

Total Investments – 100.2% (cost of $2,277,655,936)(c)(d)	2,898,334,013

Other Assets & Liabilities, Net – (0.2)%	(6,613,122)

Net Assets – 100.0%	2,891,720,891

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $91,559,271, which represents 3.2% of net assets.

(c)	Cost for federal income tax purposes is $2,277,655,936.

(d)	Unrealized appreciation and depreciation at November 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$712,393,415	$(91,715,338)	$620,678,077

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO

November 30, 2007 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 13.3%
Auto Components – 0.2%
Drew Industries, Inc. (a)(b)	50,300	1,374,196
Spartan Motors, Inc. (b)	91,000	908,180
Standard Motor Products, Inc.	33,800	250,458
Superior Industries International, Inc. (b)	64,500	1,194,540
Auto Components Total		3,727,374
Automobiles – 0.3%
Coachmen Industries, Inc. (b)	43,800	230,826
Fleetwood Enterprises, Inc. (a)(b)	179,000	979,130
Monaco Coach Corp. (b)	83,500	754,005
Winnebago Industries, Inc. (b)	85,800	1,846,416
Automobiles Total		3,810,377
Distributors – 0.5%
Audiovox Corp., Class A (a)(b)	51,200	653,824
Building Materials Holding Corp. (b)	81,900	468,468
LKQ Corp. (a)	150,700	5,984,297
Distributors Total		7,106,589
Diversified Consumer Services – 0.5%
Bright Horizons Family Solutions, Inc. (a)	73,100	2,762,449
Coinstar, Inc. (a)(b)	77,800	2,032,914
CPI Corp. (b)	14,800	410,848
Pre-Paid Legal Services, Inc. (a)	25,100	1,255,251
Universal Technical Institute, Inc. (a)(b)	65,300	1,151,239
Diversified Consumer Services Total		7,612,701
Hotels, Restaurants & Leisure – 3.1%
Buffalo Wild Wings, Inc. (a)(b)	42,700	1,234,457
California Pizza Kitchen, Inc. (a)(b)	81,300	1,293,483
CEC Entertainment, Inc. (a)	81,950	2,335,575
CKE Restaurants, Inc. (b)	159,500	2,331,890
IHOP Corp. (b)	41,300	2,095,562
Jack in the Box, Inc. (a)	175,100	5,244,245
Landry’s Restaurants, Inc. (b)	34,700	819,614
Marcus Corp. (b)	60,200	1,084,804
Monarch Casino & Resort, Inc. (a)	39,400	1,007,852
Multimedia Games, Inc. (a)(b)	64,300	510,542
O’Charleys, Inc. (b)	61,900	922,929
P.F. Chang’s China Bistro, Inc. (a)(b)	71,900	1,839,921
Panera Bread Co., Class A (a)(b)	89,300	3,578,251

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Papa John’s International, Inc. (a)(b)	59,900	1,410,645
Peet’s Coffee & Tea, Inc. (a)(b)	34,500	921,840
Pinnacle Entertainment, Inc. (a)	166,600	4,573,170
Red Robin Gourmet Burgers, Inc. (a)(b)	46,700	1,847,452
Ruth’s Chris Steak House (a)(b)	53,000	641,300
Shuffle Master, Inc. (a)(b)	98,250	1,313,603
Sonic Corp. (a)(b)	175,200	4,274,880
Steak n Shake Co. (a)(b)	79,300	917,501
Texas Roadhouse, Inc., Class A (a)(b)	150,000	1,888,500
Triarc Companies, Inc., Class B (b)	175,764	1,478,175
WMS Industries, Inc. (a)(b)	114,450	3,822,630
Hotels, Restaurants & Leisure Total		47,388,821
Household Durables – 0.8%
Bassett Furniture Industries, Inc. (b)	32,900	292,810
Champion Enterprises, Inc. (a)(b)	214,200	1,932,084
Ethan Allen Interiors, Inc. (b)	83,600	2,387,616
La-Z-Boy, Inc. (b)	144,300	787,878
Libbey, Inc.	40,500	628,155
M/I Homes, Inc. (b)	34,400	345,032
Meritage Corp. (a)(b)	73,100	999,277
National Presto Industries, Inc. (b)	13,100	709,496
Russ Berrie & Co., Inc. (a)(b)	46,600	773,560
Skyline Corp. (b)	18,900	640,710
Standard Pacific Corp. (b)	180,700	625,222
Universal Electronics, Inc. (a)	39,900	1,474,305
Household Durables Total		11,596,145
Internet & Catalog Retail – 0.3%
Blue Nile, Inc. (a)(b)	44,300	3,269,783
PetMed Express, Inc. (a)(b)	67,700	862,498
Stamps.com, Inc. (a)(b)	47,400	601,980
Internet & Catalog Retail Total		4,734,261
Leisure Equipment & Products – 0.9%
Arctic Cat, Inc. (b)	34,400	367,048
JAKKS Pacific, Inc. (a)(b)	78,400	1,978,816
MarineMax, Inc. (a)(b)	52,400	856,740
Nautilus Group, Inc. (b)	87,900	505,425
Polaris Industries, Inc.	99,500	4,533,220

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
Pool Corp. (b)	137,450	2,930,434
RC2 Corp. (a)	52,800	1,535,424
Sturm Ruger & Co., Inc. (a)(b)	63,200	584,600
Leisure Equipment & Products Total		13,291,707
Media – 0.5%
4Kids Entertainment, Inc. (a)(b)	36,800	460,000
Arbitron, Inc. (b)	78,700	3,136,195
Live Nation, Inc. (a)	204,400	2,743,048
Radio One, Inc., Class D (a)	225,900	460,836
Media Total		6,800,079
Multiline Retail – 0.1%
Fred’s, Inc., Class A (b)	111,950	1,166,519
Tuesday Morning Corp. (b)	83,200	619,008
Multiline Retail Total		1,785,527
Specialty Retail – 3.4%
Aaron Rents, Inc.	150,950	3,035,604
Big 5 Sporting Goods Corp. (b)	62,700	1,030,161
Brown Shoe Co., Inc.	123,275	2,091,977
Cabelas, Inc. (a)(b)	110,000	1,819,400
Cato Corp., Class A	90,700	1,365,942
Charlotte Russe Holding, Inc. (a)	70,600	1,162,076
Children’s Place Retail Stores, Inc. (a)	65,000	1,849,900
Christopher & Banks Corp. (b)	101,000	1,628,120
Dress Barn, Inc. (a)(b)	130,700	1,848,098
Finish Line, Inc., Class A	118,400	444,000
Genesco, Inc. (a)(b)	63,500	1,968,500
Group 1 Automotive, Inc. (b)	63,500	1,706,880
Gymboree Corp. (a)	84,500	2,818,920
Haverty Furniture Companies, Inc. (b)	63,200	537,200
Hibbett Sports, Inc. (a)(b)	86,700	1,857,114
HOT Topic, Inc. (a)	123,700	780,547
Jo-Ann Stores, Inc. (a)	69,450	1,143,147
Jos. A. Bank Clothiers, Inc. (a)(b)	50,575	1,309,387
Lithia Motors, Inc., Class A (b)	44,500	694,200
Men’s Wearhouse, Inc.	148,400	5,122,768
Midas, Inc. (a)(b)	40,800	668,304
Pep Boys-Manny, Moe & Jack, Inc. (b)	116,700	1,275,531
Select Comfort Corp. (a)(b)	126,350	1,344,364
Sonic Automotive, Inc., Class A (b)	86,400	1,996,704
Stage Stores, Inc.	115,375	1,952,145

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Stein Mart, Inc. (b)	73,500	398,370
Tractor Supply Co. (a)(b)	96,800	3,970,736
Tween Brands, Inc. (a)(b)	85,800	2,160,444
Zale Corp. (a)(b)	136,600	2,443,774
Zumiez, Inc. (a)(b)	49,600	1,378,880
Specialty Retail Total		51,803,193
Textiles, Apparel & Luxury Goods – 2.7%
Ashworth, Inc. (a)	40,900	155,829
CROCS, Inc. (a)(b)	227,300	8,871,519
Deckers Outdoor Co. (a)(b)	35,600	5,132,452
Fossil, Inc. (a)	127,250	5,515,015
Iconix Brand Group, Inc. (a)	158,200	3,605,378
K-Swiss, Inc., Class A (b)	74,500	1,352,175
Kellwood Co.	72,200	1,082,278
Maidenform Brands, Inc. (a)(b)	54,000	705,780
Movado Group, Inc.	53,700	1,487,490
Oxford Industries, Inc. (b)	43,300	1,072,541
Quiksilver, Inc. (a)(b)	342,700	3,632,620
Skechers U.S.A., Inc., Class A (a)	90,500	2,049,825
Unifirst Corp. (b)	39,700	1,483,589
Volcom, Inc. (a)	40,700	1,097,679
Wolverine World Wide, Inc.	149,000	3,690,730
Textiles, Apparel & Luxury Goods Total		40,934,900
CONSUMER DISCRETIONARY TOTAL		200,591,674
CONSUMER STAPLES – 3.3%
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	28,400	942,596
Beverages Total		942,596
Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.	141,200	4,094,800
Great Atlantic & Pacific Tea Co., Inc. (a)(b)	54,700	1,643,735
Longs Drug Stores Corp.	88,400	4,678,128
Nash Finch Co. (b)	37,500	1,338,375
Performance Food Group Co. (a)	98,800	2,735,772
Spartan Stores, Inc. (b)	60,800	1,368,000
United Natural Foods, Inc. (a)(b)	119,300	3,494,297
Food & Staples Retailing Total		19,353,107

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.3%
Flowers Foods, Inc.	216,500	5,029,295
Hain Celestial Group, Inc. (a)(b)	110,600	3,658,648
J & J Snack Foods Corp.	39,000	1,262,820
Lance, Inc. (b)	86,700	1,798,158
Ralcorp Holdings, Inc. (a)	72,300	4,438,497
Sanderson Farms, Inc. (b)	42,600	1,323,156
TreeHouse Foods, Inc. (a)	87,000	2,050,590
Food Products Total		19,561,164
Household Products – 0.2%
Central Garden & Pet Co. (a)(b)	200,000	1,050,000
Spectrum Brands, Inc. (a)(b)	113,800	588,346
WD-40 Co.	48,100	1,908,127
Household Products Total		3,546,473
Personal Products – 0.3%
Chattem, Inc. (a)(b)	53,300	3,779,503
Mannatech, Inc. (b)	43,500	274,485
USANA Health Sciences, Inc. (a)(b)	23,600	983,648
Personal Products Total		5,037,636
Tobacco – 0.1%
Alliance One International, Inc. (a)	247,400	1,021,762
Tobacco Total		1,021,762
CONSUMER STAPLES TOTAL		49,462,738
ENERGY – 7.6%
Energy Equipment & Services – 4.8%
Atwood Oceanics, Inc. (a)	76,800	6,700,800
Basic Energy Services, Inc. (a)(b)	62,700	1,222,650
Bristow Group, Inc. (a)(b)	66,100	3,635,500
CARBO Ceramics, Inc. (b)	56,650	2,249,005
Dril-Quip, Inc. (a)	75,500	4,259,710
Gulf Island Fabrication, Inc.	30,400	967,024
Helix Energy Solutions Group, Inc. (a)	254,500	10,330,155
Hornbeck Offshore Services, Inc. (a)(b)	64,200	2,643,114
ION Geophysical Corp. (a)(b)	197,000	3,039,710
Lufkin Industries, Inc.	41,700	2,168,817
Matrix Service Co. (a)	74,100	1,933,269
NATCO Group, Inc., Class A (a)	50,600	2,405,524
Oceaneering International, Inc. (a)	151,900	9,692,739
Pioneer Drilling Co. (a)(b)	138,400	1,648,344
SEACOR Holdings, Inc. (a)	67,400	6,104,418
Superior Well Services, Inc. (a)(b)	43,800	849,282

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Tetra Technologies, Inc. (a)(b)	202,050	3,194,410
Unit Corp. (a)	129,400	5,786,768
W-H Energy Services, Inc. (a)	85,300	4,307,650
Energy Equipment & Services Total		73,138,889
Oil, Gas & Consumable Fuels – 2.8%
Cabot Oil & Gas Corp.	269,900	9,289,958
Massey Energy Co.	226,200	7,679,490
Patriot Coal Corp. (a)	74,000	2,501,940
Penn Virginia Corp.	105,600	4,395,072
Petroleum Development Corp. (a)(b)	41,500	2,102,805
St. Mary Land & Exploration Co.	176,800	6,948,240
Stone Energy Corp. (a)	78,100	3,530,120
Swift Energy Co. (a)	83,800	3,394,738
World Fuel Services Corp. (b)	79,700	2,521,708
Oil, Gas & Consumable Fuels Total		42,364,071
ENERGY TOTAL		115,502,960
FINANCIALS – 15.5%
Capital Markets – 0.9%
Investment Technology Group, Inc. (a)	123,700	5,650,616
LaBranche & Co., Inc. (a)(b)	150,800	800,748
optionsXpress Holdings, Inc. (b)	122,800	3,734,348
Piper Jaffray Companies, Inc. (a)	48,800	2,260,416
SWS Group, Inc.	62,550	848,178
TradeStation Group, Inc. (a)(b)	80,500	960,365
Capital Markets Total		14,254,671
Commercial Banks – 5.9%
Alabama National Bancorporation	47,100	3,640,359
Boston Private Financial Holdings, Inc.	103,900	2,861,406
Cascade Bancorp (b)	79,400	1,376,796
Central Pacific Financial Corp. (b)	84,900	1,715,829
Chittenden Corp.	138,225	4,842,022
Columbia Banking System, Inc. (b)	49,900	1,537,419
Community Bank System, Inc. (b)	83,100	1,676,127
East West Bancorp, Inc.	175,200	4,721,640
First Bancorp Puerto Rico	211,400	1,382,556
First Commonwealth Financial Corp. (b)	178,900	2,082,396
First Financial Bancorp (b)	88,900	1,020,572
First Indiana Corp.	35,900	1,143,415

	Share	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First Midwest Bancorp, Inc. (b)	137,900	4,509,330
Frontier Financial Corp. (b)	115,900	2,220,644
Glacier Bancorp, Inc. (b)	148,007	2,946,820
Hancock Holding Co. (b)	68,700	2,693,727
Hanmi Financial Corp. (b)	112,300	1,076,957
Independent Bank Corp. (b)	55,520	530,771
Irwin Financial Corp. (b)	52,000	422,760
Nara Bancorp, Inc. (b)	60,700	809,738
PrivateBancorp, Inc. (b)	51,700	1,582,537
Prosperity Bancshares, Inc. (b)	106,200	3,413,268
Provident Bankshares Corp.	89,900	2,108,155
Signature Bank (a)(b)	82,700	3,064,035
South Financial Group, Inc. (b)	206,000	3,691,520
Sterling Bancorp NY (b)	50,200	670,672
Sterling Bancshares, Inc.	203,650	2,513,041
Sterling Financial Corp. (b)	143,025	2,564,438
Susquehanna Bancshares, Inc. (b)	237,700	4,727,853
UCBH Holdings, Inc. (b)	289,100	4,648,728
Umpqua Holdings Corp. (b)	170,900	2,758,326
United Bankshares, Inc. (b)	106,900	3,322,452
United Community Banks, Inc. (b)	114,200	2,165,232
Whitney Holding Corp.	188,000	5,151,200
Wilshire Bancorp, Inc. (b)	49,100	457,612
Wintrust Financial Corp. (b)	67,300	2,377,036
Commercial Banks Total		88,427,389
Consumer Finance – 0.4%
Cash America International, Inc. (b)	82,400	2,964,752
First Cash Financial Services, Inc. (a)	77,800	1,322,600
Rewards Network, Inc. (a)(b)	74,800	391,204
World Acceptance Corp. (a)(b)	48,800	1,540,616
Consumer Finance Total		6,219,172
Diversified Financial Services – 0.2%
Financial Federal Corp. (b)	71,800	1,586,062
Portfolio Recovery Associates, Inc. (b)	42,100	1,695,788
Diversified Financial Services Total		3,281,850
Insurance – 2.9%
Delphi Financial Group, Inc., Class A	122,550	4,710,822
Hilb Rogal & Hobbs Co.	102,700	4,390,425
Infinity Property & Casualty Corp.	45,600	1,782,504
LandAmerica Financial Group, Inc. (b)	43,400	1,142,288

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Philadelphia Consolidated Holding Co. (a)	161,300	6,868,154
Presidential Life Corp.	60,100	1,036,124
ProAssurance Corp. (a)	92,900	5,094,636
RLI Corp.	55,000	3,279,650
Safety Insurance Group, Inc.	45,200	1,650,252
SCPIE Holdings, Inc. (a)(b)	23,000	624,910
Selective Insurance Group, Inc. (b)	149,000	3,514,910
Stewart Information Services Corp.	50,900	1,377,863
Tower Group, Inc.	56,200	1,822,004
United Fire & Casualty Co.	61,700	1,901,594
Zenith National Insurance Corp.	103,300	4,341,699
Insurance Total		43,537,835
Real Estate Investment Trusts (REITs) – 4.2%
Acadia Realty Trust (b)	89,700	2,367,183
Colonial Properties Trust	130,900	3,205,741
DiamondRock Hospitality Co.	264,000	4,572,480
EastGroup Properties, Inc. (b)	66,200	3,053,806
Entertainment Properties Trust	78,200	4,167,278
Essex Property Trust, Inc. (b)	70,100	7,272,174
Inland Real Estate Corp. (b)	161,900	2,366,978
Kilroy Realty Corp.	91,100	5,091,579
Kite Realty Group Trust	80,600	1,261,390
Lexington Realty Trust	178,500	3,157,665
LTC Properties, Inc.	57,300	1,348,842
Medical Properties Trust, Inc. (b)	138,200	1,550,604
Mid-America Apartment Communities, Inc.	71,100	3,433,419
National Retail Properties, Inc.	198,100	4,851,469
Parkway Properties, Inc. (b)	44,300	1,752,951
PS Business Parks, Inc.	44,600	2,406,170
Senior Housing Properties Trust	233,100	5,149,179
Sovran Self Storage, Inc.	60,100	2,626,971
Tanger Factory Outlet Centers, Inc. (b)	87,200	3,671,992
Real Estate Investment Trusts (REITs) Total		63,307,871
Thrifts & Mortgage Finance – 1.0%
Anchor BanCorp Wisconsin, Inc. (b)	49,400	1,255,748
Bank Mutual Corp. (b)	153,800	1,556,456
BankAtlantic Bancorp, Inc., Class A (b)	119,800	461,230

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
BankUnited Financial Corp., Class A (b)	86,800	692,664
Brookline Bancorp, Inc. (b)	166,100	1,702,525
Corus Bankshares, Inc. (b)	91,844	871,599
Dime Community Bancshares (b)	72,700	986,539
Downey Financial Corp. (b)	54,300	2,259,423
FirstFed Financial Corp. (a)(b)	38,000	1,330,760
Flagstar BanCorp, Inc. (b)	102,400	645,120
Franklin Bank Corp. (a)(b)	70,700	300,475
Fremont General Corp. (b)	188,800	473,888
Triad Guaranty, Inc. (a)(b)	34,500	297,045
TrustCo Bank Corp. NY (b)	209,100	2,222,733
Thrifts & Mortgage Finance Total		15,056,205
FINANCIALS TOTAL		234,084,993
HEALTH CARE – 12.8%
Biotechnology – 0.8%
ArQule, Inc. (a)(b)	96,100	623,689
Lifecell Corp. (a)(b)	84,800	3,438,640
Martek Biosciences Corp. (a)(b)	90,000	2,327,400
Regeneron Pharmaceuticals, Inc. (a)(b)	184,100	4,009,698
Savient Pharmaceuticals, Inc. (a)(b)	121,900	1,713,914
Biotechnology Total		12,113,341
Health Care Equipment & Supplies – 4.9%
American Medical Systems Holdings, Inc. (a)(b)	200,700	2,743,569
Analogic Corp.	36,900	1,985,958
ArthroCare Corp. (a)(b)	76,500	4,140,945
BioLase Technology, Inc. (a)(b)	66,600	195,138
CONMED Corp. (a)	78,500	1,953,080
Cooper Companies, Inc. (b)	124,800	5,370,144
CryoLife, Inc. (a)	68,900	494,702
Cyberonics, Inc. (a)(b)	61,500	838,860
Datascope Corp.	35,900	1,313,581
Greatbatch, Inc. (a)(b)	62,600	1,288,308
Haemonetics Corp. (a)	73,900	4,286,939
ICU Medical, Inc. (a)(b)	35,900	1,332,608
IDEXX Laboratories, Inc. (a)	172,800	10,454,400
Immucor, Inc. (a)	192,687	6,391,428
Integra LifeSciences Holdings Corp. (a)(b)	51,200	2,122,240
Invacare Corp. (b)	89,100	2,316,600

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Kensey Nash Corp. (a)(b)	33,300	897,768
Mentor Corp. (b)	94,200	3,540,978
Meridian Bioscience, Inc.	110,900	3,421,265
Merit Medical Systems, Inc. (a)	77,200	1,121,716
Osteotech, Inc. (a)	48,600	399,492
Palomar Medical Technologies, Inc. (a)(b)	51,200	898,048
Possis Medical, Inc. (a)(b)	47,700	742,212
Respironics, Inc. (a)	205,600	10,127,856
SurModics, Inc. (a)(b)	42,000	2,168,880
Symmetry Medical, Inc. (a)(b)	98,800	1,663,792
Theragenics Corp. (a)	92,600	363,918
Vital Signs, Inc.	22,200	1,174,602
Health Care Equipment & Supplies Total		73,749,027
Health Care Providers & Services – 4.7%
Amedisys, Inc. (a)(b)	72,299	3,084,275
AMERIGROUP Corp. (a)	146,150	5,023,176
AMN Healthcare Services, Inc. (a)	86,300	1,456,744
AmSurg Corp. (a)	86,000	2,223,960
Centene Corp. (a)	121,700	3,042,500
Chemed Corp.	66,700	3,611,805
Cross Country Healthcare, Inc. (a)(b)	89,200	1,298,752
Gentiva Health Services, Inc. (a)	77,900	1,406,874
HealthExtras, Inc. (a)	102,200	2,715,454
Healthways, Inc. (a)(b)	98,500	5,749,445
Hooper Holmes, Inc. (a)	191,300	311,819
inVentiv Health, Inc. (a)	89,900	2,623,282
LCA-Vision, Inc. (b)	53,100	863,406
LHC Group, Inc. (a)(b)	40,100	1,026,560
Matria Healthcare, Inc. (a)(b)	59,400	1,349,568
Medcath Corp. (a)	37,900	963,418
Molina Healthcare, Inc. (a)	39,400	1,477,106
Odyssey Healthcare, Inc. (a)	91,950	919,500
Owens & Minor, Inc. (b)	112,400	4,413,948
Pediatrix Medical Group, Inc. (a)	136,600	8,832,556
PharMerica Corp. (a)(b)	84,800	1,249,104
PSS World Medical, Inc. (a)(b)	187,600	3,598,168
RehabCare Group, Inc. (a)	47,800	1,104,180
Res-Care, Inc. (a)	69,300	1,578,654

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Sierra Health Services, Inc. (a)	156,300	6,525,525
Sunrise Senior Living, Inc. (a)(b)	124,800	3,917,472
Health Care Providers & Services Total		70,367,251
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	156,300	2,764,947
Omnicell, Inc. (a)(b)	94,800	2,499,876
Phase Forward, Inc. (a)	117,300	2,862,120
Health Care Technology Total		8,126,943
Life Sciences Tools & Services – 0.8%
Cambrex Corp.	79,300	613,782
Dionex Corp. (a)(b)	52,100	4,400,887
Enzo Biochem, Inc. (a)(b)	86,920	952,643
Kendle International, Inc. (a)	35,600	1,536,852
PAREXEL International Corp. (a)	77,000	3,407,250
PharmaNet Development Group, Inc. (a)	52,000	2,054,000
Life Sciences Tools & Services Total		12,965,414
Pharmaceuticals – 1.1%
Alpharma, Inc., Class A (a)(b)	121,600	2,553,600
Bradley Pharmaceuticals, Inc. (a)(b)	37,800	744,282
MGI Pharma, Inc. (a)	222,900	7,714,569
Noven Pharmaceuticals, Inc. (a)(b)	69,300	1,097,019
Sciele Pharma, Inc. (a)(b)	98,300	2,194,056
Viropharma, Inc. (a)(b)	194,600	1,739,724
Pharmaceuticals Total		16,043,250
HEALTH CARE TOTAL		193,365,226
INDUSTRIALS – 17.1%
Aerospace & Defense – 2.6%
AAR Corp. (a)(b)	105,300	3,477,006
Applied Signal Technology, Inc.	34,500	440,565
Ceradyne, Inc. (a)	76,100	3,762,384
Cubic Corp. (b)	43,200	1,705,536
Curtiss-Wright Corp.	123,800	6,677,772
EDO Corp. (b)	47,400	2,645,868
Esterline Technologies Corp. (a)	81,500	4,255,930
GenCorp, Inc. (a)(b)	156,900	1,898,490
Moog, Inc., Class A (a)	118,275	5,331,837
Teledyne Technologies, Inc. (a)	97,600	5,291,872
Triumph Group, Inc. (b)	46,400	3,770,464
Aerospace & Defense Total		39,257,724

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 0.4%
Forward Air Corp. (b)	82,050	2,655,959
HUB Group, Inc., Class A (a)	110,100	2,871,408
Air Freight & Logistics Total		5,527,367
Airlines – 0.4%
Frontier Airlines Holdings, Inc. (a)(b)	102,100	622,810
Mesa Air Group, Inc. (a)(b)	80,100	302,778
Skywest, Inc.	173,300	4,559,523
Airlines Total		5,485,111
Building Products – 1.1%
Apogee Enterprises, Inc.	80,600	1,790,932
Gibraltar Industries, Inc. (b)	83,200	1,163,136
Griffon Corp. (a)(b)	73,300	947,036
Lennox International, Inc.	178,300	6,033,672
NCI Building Systems, Inc. (a)(b)	55,900	1,919,047
Simpson Manufacturing Co., Inc. (b)	104,000	2,767,440
Universal Forest Products, Inc. (b)	53,000	1,516,330
Building Products Total		16,137,593
Commercial Services & Supplies – 3.1%
ABM Industries, Inc.	122,400	2,496,960
Administaff, Inc.	66,200	2,163,416
Angelica Corp. (b)	26,700	462,711
Bowne & Co., Inc. (b)	74,400	1,343,664
CDI Corp. (b)	37,600	1,002,792
Consolidated Graphics, Inc. (a)	33,700	1,743,301
G&K Services, Inc., Class A (b)	59,300	2,411,731
Healthcare Services Group, Inc. (b)	115,900	2,538,210
Heidrick & Struggles International, Inc.	50,600	1,835,262
Interface, Inc., Class A	152,700	2,663,088
Labor Ready, Inc. (a)	122,500	1,843,625
Mobile Mini, Inc. (a)(b)	96,100	1,847,042
On Assignment, Inc. (a)	98,200	627,498
School Specialty, Inc. (a)(b)	50,100	1,788,069
Spherion Corp. (a)	156,600	1,218,348
Standard Register Co. (b)	35,200	424,864
Tetra Tech, Inc. (a)	162,600	3,369,072
United Stationers, Inc. (a)	69,700	3,531,002
Viad Corp.	58,600	1,817,186
Volt Information Sciences, Inc. (a)(b)	38,100	484,632
Waste Connections, Inc. (a)	189,625	6,035,764

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Watson Wyatt Worldwide, Inc., Class A	117,700	5,420,085
Commercial Services & Supplies Total		47,068,322
Construction & Engineering – 1.3%
EMCOR Group, Inc. (a)	179,500	4,781,880
Insituform Technologies, Inc., Class A (a)(b)	76,100	988,539
Shaw Group, Inc. (a)	225,100	14,275,842
Construction & Engineering Total		20,046,261
Electrical Equipment – 2.3%
A.O. Smith Corp. (b)	61,700	2,183,563
Acuity Brands, Inc.	121,600	4,801,984
Baldor Electric Co. (b)	127,800	4,313,250
Belden CDT, Inc. (b)	125,750	5,790,787
Brady Corp., Class A (b)	150,600	6,028,518
C&D Technologies, Inc. (a)(b)	71,500	378,235
MagneTek, Inc. (a)(b)	84,100	369,199
Regal-Beloit Corp.	86,900	4,091,252
Vicor Corp. (b)	53,300	769,652
Woodward Governor Co.	82,700	5,668,258
Electrical Equipment Total		34,394,698
Industrial Conglomerates – 0.1%
Standex International Corp.	34,600	660,168
Tredegar Corp. (b)	64,800	937,008
Industrial Conglomerates Total		1,597,176
Machinery – 3.4%
A.S.V., Inc. (a)(b)	56,400	657,624
Albany International Corp., Class A (b)	73,100	2,826,777
Astec Industries, Inc. (a)	52,400	1,968,144
Barnes Group, Inc. (b)	125,300	3,879,288
Briggs & Stratton Corp. (b)	138,500	3,157,800
Cascade Corp. (b)	26,700	1,610,811
CLARCOR, Inc. (b)	138,800	4,942,668
EnPro Industries, Inc. (a)	60,000	1,836,000
Gardner Denver, Inc. (a)	149,000	4,933,390
Kaydon Corp. (b)	78,600	3,977,946
Lindsay Corp. (b)	32,500	1,719,900
Lydall, Inc. (a)	45,900	444,771
Mueller Industries, Inc.	103,300	3,122,759
Robbins & Myers, Inc.	47,700	3,267,450
Toro Co.	110,700	6,160,455
Valmont Industries, Inc. (b)	48,200	3,783,218

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Wabash National Corp. (b)	84,400	583,204
Watts Water Technologies, Inc., Class A (b)	87,300	2,554,398
Machinery Total		51,426,603
Marine – 0.5%
Kirby Corp. (a)	148,800	7,152,816
Marine Total		7,152,816
Road & Rail – 1.4%
Arkansas Best Corp. (b)	69,900	1,593,720
Heartland Express, Inc. (b)	161,568	2,347,583
Kansas City Southern (a)(b)	214,200	7,374,906
Knight Transportation, Inc. (b)	161,300	2,451,760
Landstar System, Inc.	152,900	6,082,362
Old Dominion Freight Line, Inc. (a)(b)	78,950	1,778,744
Road & Rail Total		21,629,075
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	102,325	3,091,238
Kaman Corp.	68,300	2,178,770
Lawson Products, Inc.	11,600	392,428
Watsco, Inc. (b)	68,600	2,486,750
Trading Companies & Distributors Total		8,149,186
INDUSTRIALS TOTAL		257,871,932
INFORMATION TECHNOLOGY – 19.2%
Communications Equipment – 1.7%
Arris Group, Inc. (a)	306,700	3,198,881
Bel Fuse, Inc., Class B (b)	33,100	990,352
Black Box Corp. (b)	48,800	1,795,840
Blue Coat Systems, Inc. (a)(b)	90,200	3,266,142
C-COR, Inc. (a)	140,100	1,720,428
Comtech Telecommunications Corp. (a)	64,700	3,213,002
Digi International, Inc. (a)	70,300	1,081,214
Ditech Networks, Inc. (a)(b)	90,600	292,638
Harmonic, Inc. (a)(b)	255,800	2,652,646
NETGEAR, Inc. (a)	97,600	3,307,664
Network Equipment Technologies, Inc. (a)	74,500	926,780
PC-Tel, Inc. (a)	62,700	469,623
Symmetricom, Inc. (a)(b)	129,400	557,714
Tollgrade Communications, Inc. (a)	37,000	293,780

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
ViaSat, Inc. (a)	72,100	2,404,535
Communications Equipment Total		26,171,239
Computers & Peripherals – 0.9%
Adaptec, Inc. (a)	331,400	1,110,190
Avid Technology, Inc. (a)(b)	96,475	2,559,482
Hutchinson Technology, Inc. (a)(b)	72,600	1,910,106
Intevac, Inc. (a)	60,000	942,000
Novatel Wireless, Inc. (a)(b)	89,900	1,397,046
Stratasys, Inc. (a)	58,200	1,454,418
Synaptics, Inc. (a)(b)	73,100	4,059,974
Computers & Peripherals Total		13,433,216
Electronic Equipment & Instruments – 5.9%
Agilysys, Inc.	74,400	1,033,416
Anixter International, Inc. (a)(b)	87,200	5,624,400
Bell Microproducts, Inc. (a)(b)	84,700	474,320
Benchmark Electronics, Inc. (a)	201,025	3,608,399
Brightpoint, Inc. (a)	142,440	2,365,928
Checkpoint Systems, Inc. (a)	109,700	2,606,472
Cognex Corp.	120,500	2,442,535
Coherent, Inc. (a)(b)	87,100	2,505,867
CTS Corp.	100,000	1,057,000
Daktronics, Inc. (b)	92,800	2,165,024
Electro Scientific Industries, Inc. (a)(b)	78,500	1,589,625
FARO Technologies, Inc. (a)(b)	46,200	1,248,324
FLIR Systems, Inc. (a)(b)	184,800	12,701,304
Gerber Scientific, Inc. (a)	64,700	614,650
Insight Enterprises, Inc. (a)	136,800	2,710,008
Itron, Inc. (a)(b)	84,500	6,552,975
Keithley Instruments, Inc.	39,400	374,300
Littelfuse, Inc. (a)	62,300	2,077,705
LoJack Corp. (a)(b)	52,500	919,275
Mercury Computer Systems, Inc. (a)(b)	63,100	925,046
Methode Electronics, Inc., Class A	106,100	1,278,505
MTS Systems Corp.	49,800	2,041,302
Newport Corp. (a)(b)	103,400	1,371,084
Park Electrochemical Corp.	56,600	1,666,870
Photon Dynamics, Inc. (a)(b)	46,400	417,600
Planar Systems, Inc. (a)	48,900	277,752
Plexus Corp. (a)	129,200	3,844,992
RadiSys Corp. (a)(b)	61,400	954,156

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Rogers Corp. (a)(b)	49,400	2,176,564
ScanSource, Inc. (a)(b)	72,100	2,543,688
SYNNEX Corp. (a)(b)	46,200	954,492
Technitrol, Inc.	113,900	3,049,103
Trimble Navigation Ltd. (a)	331,000	12,270,170
TTM Technologies, Inc. (a)	117,800	1,424,202
X-Rite, Inc. (a)(b)	80,200	996,886
Electronic Equipment & Instruments Total		88,863,939
Internet Software & Services – 1.2%
Bankrate, Inc. (a)(b)	35,900	1,405,126
DealerTrack Holdings, Inc. (a)	81,800	3,479,772
InfoSpace, Inc. (b)	92,400	1,645,644
j2 Global Communications, Inc. (a)	138,100	3,358,592
Knot, Inc. (a)(b)	77,100	1,017,720
MIVA, Inc. (a)(b)	89,800	258,624
Perficient, Inc. (a)(b)	83,100	1,393,587
United Online, Inc.	188,100	2,829,024
Websense, Inc. (a)	125,300	2,047,402
Internet Software & Services Total		17,435,491
IT Services – 1.3%
CACI International, Inc., Class A (a)(b)	83,600	3,794,604
CIBER, Inc. (a)	152,000	1,036,640
Cybersource Corp. (a)(b)	190,300	2,780,282
Gevity HR, Inc. (b)	65,000	276,250
Mantech International Corp., Class A (a)	54,100	2,093,129
MAXIMUS, Inc.	61,800	2,410,200
SI International, Inc. (a)(b)	36,600	950,136
Startek, Inc. (a)	31,600	308,732
Sykes Enterprises, Inc. (a)	91,000	1,679,860
Wright Express Corp. (a)	110,800	4,204,860
IT Services Total		19,534,693
Semiconductors & Semiconductor Equipment – 3.8%
Actel Corp. (a)	72,600	795,696
Advanced Energy Industries, Inc. (a)	99,600	1,445,196
AMIS Holdings, Inc. (a)	181,200	1,389,804
ATMI, Inc. (a)	95,700	2,879,613
Axcelis Technologies, Inc. (a)(b)	284,600	1,349,004

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Brooks Automation, Inc. (a)	196,130	2,634,026
Cabot Microelectronics Corp. (a)(b)	66,400	2,483,360
Cohu, Inc.	63,800	998,470
Cymer, Inc. (a)	89,100	3,659,337
Diodes, Inc. (a)(b)	86,349	2,540,387
DSP Group, Inc. (a)	90,400	1,223,112
Exar Corp. (a)	136,700	1,256,273
FEI Co. (a)(b)	100,800	2,510,928
Kopin Corp. (a)(b)	189,200	681,120
Kulicke & Soffa Industries, Inc. (a)	150,300	1,064,124
Micrel, Inc.	156,300	1,394,196
Microsemi Corp. (a)(b)	212,500	4,862,000
MKS Instruments, Inc. (a)	141,100	2,563,787
Pericom Semiconductor Corp. (a)	72,500	1,201,325
Photronics, Inc. (a)	116,600	1,199,814
Rudolph Technologies, Inc. (a)(b)	81,200	970,340
Skyworks Solutions, Inc. (a)	447,100	4,059,668
Standard Microsystems Corp. (a)(b)	64,600	2,278,442
Supertex, Inc. (a)(b)	38,400	1,303,680
Ultratech, Inc. (a)(b)	65,000	778,700
Varian Semiconductor Equipment Associates, Inc. (a)	213,125	8,846,819
Veeco Instruments, Inc. (a)(b)	88,500	1,485,030
Semiconductors & Semiconductor Equipment Total		57,854,251
Software – 4.4%
Ansoft Corp. (a)	44,400	1,288,044
ANSYS, Inc. (a)	216,700	8,420,962
Blackbaud, Inc.	122,800	3,494,888
Captaris, Inc. (a)	75,900	308,154
Catapult Communications Corp. (a)(b)	26,200	189,950
Concur Technologies, Inc. (a)(b)	119,400	4,484,664
Epicor Software Corp. (a)	162,600	1,759,332
EPIQ Systems, Inc. (a)(b)	74,000	1,289,080
FactSet Research Systems, Inc. (b)	119,900	7,515,332
Informatica Corp. (a)	242,500	4,158,875
JDA Software Group, Inc. (a)	72,900	1,526,526
Manhattan Associates, Inc. (a)	72,400	1,964,212
Micros Systems, Inc. (a)	113,600	8,195,104
Napster, Inc. (a)(b)	129,300	359,454
Phoenix Technologies Ltd. (a)	74,500	1,013,200

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Progress Software Corp. (a)	116,100	3,672,243
Quality Systems, Inc. (b)	48,600	1,438,074
Radiant Systems, Inc. (a)	73,200	1,169,004
Secure Computing Corp. (a)(b)	160,200	1,453,014
Smith Micro Software, Inc. (a)(b)	83,600	669,636
Sonic Solutions (a)(b)	72,500	719,925
SPSS, Inc. (a)(b)	53,100	1,919,034
Take-Two Interactive Software, Inc. (a)(b)	206,350	3,091,123
THQ, Inc. (a)(b)	185,850	4,544,032
Tyler Technologies, Inc. (a)(b)	96,400	1,451,784
Software Total		66,095,646
INFORMATION TECHNOLOGY TOTAL		289,388,475
MATERIALS – 4.4%
Chemicals – 1.3%
A. Schulman, Inc. (b)	76,000	1,638,560
Arch Chemicals, Inc.	68,300	2,810,545
Georgia Gulf Corp. (b)	95,900	713,496
H.B. Fuller Co.	169,400	4,284,126
Material Sciences Corp. (a)	35,400	292,758
OM Group, Inc. (a)	83,700	4,711,473
Omnova Solutions, Inc. (a)	117,400	604,610
Penford Corp.	25,100	607,420
PolyOne Corp. (a)	259,300	1,625,811
Quaker Chemical Corp.	28,200	614,196
Tronox, Inc., Class B (b)	115,500	935,550
Zep, Inc. (a)	60,850	798,960
Chemicals Total		19,637,505
Construction Materials – 0.4%
Headwaters, Inc. (a)(b)	117,700	1,412,400
Texas Industries, Inc. (b)	76,200	5,286,756
Construction Materials Total		6,699,156
Containers & Packaging – 0.9%
AptarGroup, Inc.	191,500	8,083,215
Caraustar Industries, Inc. (a)(b)	81,100	334,943
Chesapeake Corp.	55,500	338,550
Myers Industries, Inc.	78,400	1,564,864
Rock-Tenn Co., Class A	98,300	2,593,154
Containers & Packaging Total		12,914,726

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.4%
A.M. Castle & Co. (b)	45,000	1,129,500
AMCOL International Corp. (b)	62,100	2,358,558
Brush Engineered Materials, Inc. (a)(b)	56,800	2,540,664
Century Aluminum Co. (a)(b)	81,000	4,644,540
Quanex Corp. (b)	103,600	5,184,144
RTI International Metals, Inc. (a)	64,400	4,729,536
Metals & Mining Total		20,586,942
Paper & Forest Products – 0.4%
Buckeye Technologies, Inc. (a)	108,800	1,553,664
Deltic Timber Corp. (b)	29,600	1,425,240
Neenah Paper, Inc. (b)	41,600	1,255,488
Schweitzer-Mauduit International, Inc.	43,800	1,169,460
Wausau-Mosinee Paper Corp. (b)	141,000	1,329,630
Paper & Forest Products Total		6,733,482
MATERIALS TOTAL		66,571,811
PRIVATE PLACEMENT – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow (a)(c)	2,062	1,464
Private Placement Total		1,464
PRIVATE PLACEMENT TOTAL		1,464
TELECOMMUNICATION SERVICES – 0.1%
Diversified Telecommunication Services – 0.1%
General Communication, Inc., Class A (a)	127,200	1,126,992
Diversified Telecommunication Services Total		1,126,992
TELECOMMUNICATION SERVICES TOTAL		1,126,992
UTILITIES – 4.6%
Electric Utilities – 1.2%
ALLETE, Inc. (b)	71,900	2,945,024
Central Vermont Public Service Corp. (b)	28,400	785,544
Cleco Corp.	167,000	4,665,980
El Paso Electric Co. (a)	127,900	3,288,309
UIL Holdings Corp.	70,133	2,512,164
Unisource Energy Corp.	98,400	3,043,512
Electric Utilities Total		17,240,533
Gas Utilities – 3.0%
Atmos Energy Corp.	248,500	6,508,215
Laclede Group, Inc. (b)	60,300	2,074,923
New Jersey Resources Corp. (b)	78,200	3,945,190
Northwest Natural Gas Co. (b)	74,100	3,554,577

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
Piedmont Natural Gas Co. (b)	206,400	5,374,656
South Jersey Industries, Inc. (b)	82,300	3,036,870
Southern Union Co.	334,487	9,984,437
Southwest Gas Corp.	118,200	3,418,344
UGI Corp.	297,100	7,855,324
Gas Utilities Total		45,752,536
Multi-Utilities – 0.3%
Avista Corp.	147,200	3,147,136
CH Energy Group, Inc. (b)	37,800	1,675,296
Multi-Utilities Total		4,822,432
Water Utilities – 0.1%
American States Water Co. (b)	47,500	1,978,375
Water Utilities Total		1,978,375
UTILITIES TOTAL		69,793,876

Total Common Stocks (cost of $1,099,164,556)		1,477,762,141
Investment Company – 1.6%
iShares S&P SmallCap 600 Index Fund (b)	377,840	24,899,656

Total Investment Company (cost of $24,999,400)		24,899,656
Securities Lending Collateral – 27.2%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 4.816%) (d)	411,325,952	411,325,952

Total Securities Lending Collateral (cost of $411,325,952)		411,325,952

		Par ($)
Short-Term Obligations – 0.4%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
3.630% 12/20/07(e)(f)	1,200,000	1,197,543
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,197,543
REPURCHASE AGREEMENT – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, at 4.490%, due 12/03/07, collateralized by a U.S. Government Obligation maturing 10/05/21, market value $4,280,615 (repurchase proceeds $4,196,570)	4,195,000	4,195,000

Total Short-Term Obligations (cost of $5,392,543)	5,392,543

Total Investments – 127.1% (cost of $1,540,882,451)(g)(h)	1,919,380,292

Other Assets & Liabilities, Net – (27.1)%	(409,580,541)

Net Assets – 100.0%	1,509,799,751

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security..

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at November 30, 2007. The total market value of securities on loan at November 30, 2007 is $402,709,590.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Investment made with cash collateral received from securities lending activity.
(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Security pledged as collateral for open futures contracts.

(g)	Cost for federal income tax purposes is $1,540,882,451.

(h)	Unrealized appreciation and depreciation at November 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$528,759,213	$(150,261,372)	$378,497,841

At November 30, 2007, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
Russell 2000 Index	17	$6,539,900	$6,574,956	Dec -2007	$(35,056)

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 13.2%
Auto Components – 1.4%
Cooper Tire & Rubber Co.	370,000	5,690,600
Tenneco Automotive, Inc. (a)	265,000	7,841,350
Auto Components Total		13,531,950
Diversified Consumer Services – 0.7%
Stewart Enterprises, Inc., Class A	800,000	6,560,000
Diversified Consumer Services Total		6,560,000
Hotels, Restaurants & Leisure – 1.5%
Bally Technologies, Inc. (a)	229,800	9,582,660
Morton’s Restaurant Group, Inc. (a)	400,000	4,592,000
Hotels, Restaurants & Leisure Total		14,174,660
Household Durables – 1.8%
Helen of Troy Ltd. (a)	375,000	6,798,750
Tupperware Brands Corp.	285,000	9,940,800
Household Durables Total		16,739,550
Leisure Equipment & Products – 0.9%
Callaway Golf Co.	465,000	7,932,900
Leisure Equipment & Products Total		7,932,900
Media – 2.1%
Carmike Cinemas, Inc.	350,000	4,130,000
Cinemark Holdings, Inc.	410,736	6,855,184
World Wrestling Entertainment, Inc.	565,000	8,904,400
Media Total		19,889,584
Specialty Retail – 3.4%
AnnTaylor Stores Corp. (a)	190,000	5,785,500
Blockbuster, Inc., Class A (a)	1,200,000	4,284,000
Brown Shoe Co., Inc.	420,000	7,127,400
Pacific Sunwear of California, Inc. (a)	475,000	7,780,500
Sonic Automotive, Inc., Class A	310,000	7,164,100
Specialty Retail Total		32,141,500
Textiles, Apparel & Luxury Goods – 1.4%
Unifirst Corp.	118,400	4,424,608
Warnaco Group, Inc. (a)	230,000	8,487,000
Textiles, Apparel & Luxury Goods Total		12,911,608
CONSUMER DISCRETIONARY TOTAL		123,881,752
CONSUMER STAPLES – 4.2%
Food & Staples Retailing – 1.4%
Performance Food Group Co. (a)	285,500	7,905,495

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Winn-Dixie Stores, Inc. (a)	270,000	5,105,700
Food & Staples Retailing Total		13,011,195
Personal Products – 1.9%
Chattem, Inc. (a)	110,000	7,800,100
Inter Parfums, Inc.	290,000	5,298,300
Nu Skin Enterprises, Inc., Class A	300,000	5,307,000
Personal Products Total		18,405,400
Tobacco – 0.9%
Universal Corp.	155,000	8,320,400
Tobacco Total		8,320,400
CONSUMER STAPLES TOTAL		39,736,995
ENERGY – 4.6%
Energy Equipment & Services – 1.6%
Exterran Holdings, Inc. (a)	112,000	8,964,480
Oil States International, Inc. (a)	190,000	6,024,900
Energy Equipment & Services Total		14,989,380
Oil, Gas & Consumable Fuels – 3.0%
Arlington Tankers	305,000	6,545,300
EXCO Resources, Inc. (a)	350,000	4,893,000
Massey Energy Co.	286,000	9,709,700
Nordic American Tanker Shipping	221,200	7,567,252
Oil, Gas & Consumable Fuels Total		28,715,252
ENERGY TOTAL		43,704,632
FINANCIALS – 26.0%
Capital Markets – 2.3%
Affiliated Managers Group, Inc. (a)	72,000	8,946,000
Apollo Investment Corp.	157,301	2,785,801
Lazard Ltd., Class A	200,000	9,732,000
Capital Markets Total		21,463,801
Commercial Banks – 9.6%
AmericanWest Bancorporation	410,000	7,441,500
Bancorpsouth, Inc.	360,000	8,805,600
Colonial BancGroup, Inc.	390,000	6,208,800
Community Bank System, Inc.	343,000	6,918,310
First Midwest Bancorp, Inc.	198,000	6,474,600
First State Bancorporation	268,000	3,918,160
Frontier Financial Corp.	215,300	4,125,148
Independent Bank Corp.	305,000	8,826,700
Pacific Capital Bancorp	265,000	5,445,750

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Prosperity Bancshares, Inc.	295,000	9,481,300
SVB Financial Group (a)	165,000	8,494,200
UCBH Holdings, Inc.	400,000	6,432,000
Umpqua Holdings Corp.	450,000	7,263,000
Commercial Banks Total		89,835,068
Insurance – 7.0%
Argo Group International Holdings Ltd. (a)	165,000	6,519,150
Aspen Insurance Holdings Ltd.	325,000	9,360,000
Assured Guaranty Ltd.	444,400	10,030,108
Delphi Financial Group, Inc., Class A	225,000	8,649,000
National Financial Partners Corp.	155,000	7,037,000
NYMAGIC, Inc.	150,000	3,342,000
Platinum Underwriters Holdings Ltd.	310,000	11,259,200
Zenith National Insurance Corp.	235,000	9,877,050
Insurance Total		66,073,508
Real Estate Investment Trusts (REITs) – 6.5%
Alexandria Real Estate Equities, Inc.	100,075	9,830,367
Digital Realty Trust, Inc.	230,000	8,776,800
LaSalle Hotel Properties	136,000	5,059,200
LTC Properties, Inc.	390,000	9,180,600
Mid-America Apartment Communities, Inc.	190,000	9,175,100
OMEGA Healthcare Investors, Inc.	600,000	9,702,000
Tanger Factory Outlet Centers, Inc.	225,000	9,474,750
Real Estate Investment Trusts (REITs) Total		61,198,817
Thrifts & Mortgage Finance – 0.6%
First Niagara Financial Group, Inc.	425,000	5,282,750
Thrifts & Mortgage Finance Total		5,282,750
FINANCIALS TOTAL		243,853,944
HEALTH CARE – 5.8%
Health Care Equipment & Supplies – 2.2%
Datascope Corp.	180,000	6,586,200
Invacare Corp.	230,000	5,980,000
Medical Action Industries, Inc. (a)	425,000	8,504,250
Health Care Equipment & Supplies Total		21,070,450
Health Care Providers & Services – 3.6%
Kindred Healthcare, Inc. (a)	360,000	8,845,200
Magellan Health Services, Inc. (a)	220,000	9,999,000
Owens & Minor, Inc.	255,000	10,013,850

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
PharMerica Corp. (a)	320,000	4,713,600
Health Care Providers & Services Total		33,571,650
HEALTH CARE TOTAL		54,642,100
INDUSTRIALS – 20.6%
Aerospace & Defense – 4.7%
AAR Corp. (a)	280,000	9,245,600
BE Aerospace, Inc. (a)	195,000	9,165,000
DRS Technologies, Inc.	175,000	10,361,750
Esterline Technologies Corp. (a)	185,000	9,660,700
Triumph Group, Inc.	65,000	5,281,900
Aerospace & Defense Total		43,714,950
Airlines – 1.0%
Alaska Air Group, Inc. (a)	355,000	8,992,150
Airlines Total		8,992,150
Commercial Services & Supplies – 7.2%
ABM Industries, Inc.	430,000	8,772,000
Bowne & Co., Inc.	390,000	7,043,400
CBIZ, Inc. (a)	475,000	4,389,000
Comfort Systems USA, Inc.	500,000	5,875,000
Consolidated Graphics, Inc. (a)	135,000	6,983,550
Cornell Companies, Inc. (a)	385,000	9,055,200
Deluxe Corp.	195,500	6,175,845
FTI Consulting, Inc. (a)	175,000	9,975,000
Watson Wyatt Worldwide, Inc., Class A	195,000	8,979,750
Commercial Services & Supplies Total		67,248,745
Construction & Engineering – 0.8%
Integrated Electrical Services, Inc. (a)	150,000	2,815,500
URS Corp. (a)	87,087	5,006,643
Construction & Engineering Total		7,822,143
Electrical Equipment – 1.7%
JA Solar Holdings Co., Ltd., ADR (a)	117,800	6,990,252
LSI Industries, Inc.	425,000	8,780,500
Electrical Equipment Total		15,770,752
Machinery – 3.7%
Actuant Corp., Class A	300,000	9,501,000
AGCO Corp. (a)	150,200	10,354,788
Barnes Group, Inc.	285,000	8,823,600
Gardner Denver, Inc. (a)	195,000	6,456,450
Machinery Total		35,135,838

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 1.0%
Eagle Bulk Shipping, Inc.	325,000	9,295,000
Marine Total		9,295,000
Trading Companies & Distributors – 0.5%
GATX Corp.	140,000	5,184,200
Trading Companies & Distributors Total		5,184,200
INDUSTRIALS TOTAL		193,163,778
INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 0.5%
Powerwave Technologies, Inc. (a)	1,100,000	4,554,000
Communications Equipment Total		4,554,000
Computers & Peripherals – 1.1%
Brocade Communications Systems, Inc. (a)	700,000	5,103,000
Electronics for Imaging, Inc. (a)	230,000	5,276,200
Computers & Peripherals Total		10,379,200
Electronic Equipment & Instruments – 5.8%
Benchmark Electronics, Inc. (a)	215,000	3,859,250
Electro Scientific Industries, Inc. (a)	295,000	5,973,750
Gerber Scientific, Inc. (a)	500,000	4,750,000
Insight Enterprises, Inc. (a)	425,000	8,419,250
MTS Systems Corp.	155,000	6,353,450
Rofin-Sinar Technologies, Inc. (a)	115,900	10,551,536
Rogers Corp. (a)	175,000	7,710,500
X-Rite, Inc. (a)	530,000	6,587,900
Electronic Equipment & Instruments Total		54,205,636
Internet Software & Services – 0.9%
Ariba, Inc. (a)	740,000	8,783,800
Internet Software & Services Total		8,783,800
Semiconductors & Semiconductor Equipment – 2.9%
Cypress Semiconductor Corp. (a)	237,700	7,896,394
IXYS Corp. (a)	697,300	5,390,129
Skyworks Solutions, Inc. (a)	775,000	7,037,000
Ultra Clean Holdings (a)	500,000	7,185,000
Semiconductors & Semiconductor Equipment Total		27,508,523
Software – 1.4%
Lawson Software, Inc. (a)	775,000	7,533,000

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Mentor Graphics Corp. (a)	500,000	5,445,000
Software Total		12,978,000
INFORMATION TECHNOLOGY TOTAL		118,409,159
MATERIALS – 6.5%
Chemicals – 2.0%
Olin Corp.	425,000	8,899,500
Rockwood Holdings, Inc. (a)	285,000	9,598,800
Chemicals Total		18,498,300
Containers & Packaging – 1.6%
Crown Holdings, Inc. (a)	300,000	7,698,000
Rock-Tenn Co., Class A	290,000	7,650,200
Containers & Packaging Total		15,348,200
Metals & Mining – 1.9%
AMCOL International Corp.	204,000	7,747,920
Carpenter Technology Corp.	130,000	9,808,500
Metals & Mining Total		17,556,420
Paper & Forest Products – 1.0%
Schweitzer-Mauduit International, Inc.	356,322	9,513,797
Paper & Forest Products Total		9,513,797
MATERIALS TOTAL		60,916,717
TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.8%
Cincinnati Bell, Inc. (a)	1,600,000	7,616,000
Diversified Telecommunication Services Total		7,616,000
TELECOMMUNICATION SERVICES TOTAL		7,616,000
UTILITIES – 2.5%
Gas Utilities – 1.6%
Atmos Energy Corp.	285,000	7,464,150
New Jersey Resources Corp.	155,000	7,819,750
Gas Utilities Total		15,283,900
Multi-Utilities – 0.9%
Integrys Energy Group, Inc.	160,000	8,161,600
Multi-Utilities Total		8,161,600
UTILITIES TOTAL		23,445,500

Total Common Stocks (cost of $871,161,508)		909,370,577

6

	Par ($)	Value ($)
Short-Term Obligation – 3.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/07, due 12/03/07 at 4.490%, collateralized by a U.S. Government Agency Obligation maturing 02/09/26, market value $32,004,000 (repurchase proceeds $31,383,738)	31,372,000	31,372,000

Total Short-Term Obligation (cost of $31,372,000)		31,372,000

Total Investments – 100.2% (cost of $902,533,508)(b)(c)		940,742,577

Other Assets & Liabilities, Net – (0.2)%		(1,567,454)

Net Assets – 100.0%		939,175,123

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $902,533,508.

(c)	Unrealized appreciation and depreciation at November 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$108,107,144	$(69,898,075)	$38,209,069

Acronym	Name

ADR	American Depositary Receipt

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 23, 2008